UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

W&R Target Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
June 30, 2005

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Core Equity Portfolio

Dividend Income Portfolio

Global Natural Resources Portfolio

Growth Portfolio

High Income Portfolio

International Growth Portfolio

International Value Portfolio

Limited-Term Bond Portfolio

Micro Cap Growth Portfolio

Mid Cap Growth Portfolio

Money Market Portfolio

Mortgage Securities Portfolio

Real Estate Securities Portfolio

Science and Technology Portfolio

Small Cap Growth Portfolio

Small Cap Value Portfolio

Value Portfolio

CONTENTS
3	President's Letter
5	Illustration of Portfolio Expenses
10	Asset Strategy Portfolio
25	Balanced Portfolio
39	Bond Portfolio
53	Core Equity Portfolio
63	Dividend Income Portfolio
72	Global Natural Resources Portfolio
81	Growth Portfolio
90	High Income Portfolio
111	International Growth Portfolio
121	International Value Portfolio
131	Limited-Term Bond Portfolio
141	Micro Cap Growth Portfolio
150	Mid Cap Growth Portfolio
159	Money Market Portfolio
170	Mortgage Securities Portfolio
180	Real Estate Securities Portfolio
188	Science and Technology Portfolio
196	Small Cap Growth Portfolio
205	Small Cap Value Portfolio
216	Value Portfolio
226	Notes to Financial Statements
242	Shareholder Meeting Results
243	Investment Management Agreement Considerations
246	Proxy Voting Information
247	Quarterly Portfolio Schedule Information

President's Letter
      June 30, 2005

Dear Shareholder:

Enclosed is our report on your Portfolio's operations for the six months ended June 30, 2005. The period enjoyed solid economic growth, although this performance was not manifest in the financial markets. We experienced subdued returns over the first half of 2005, as interest rates, energy prices and inflation worries restrained most major market indexes. The S&P 500 Index declined 0.81 percent, while the Dow Jones Industrial Average declined 3.65 percent over the period. Bonds fared a bit better, with the Citigroup Broad Investment Grade Index returning 2.61 percent over the last six months.

The Federal Reserve continued its campaign of steadily raising short-term interest rates. The Fed enacted four quarter-point rate increases between January and June, with rates ending the period at 3.25 percent. The Fed recently stated that it still believes monetary conditions remain "accommodative," indicating apparently that they intend to continue raising rates somewhat further.

Despite rising short-term interest rates and higher oil prices, the economy continues to do quite well. Real economic growth of around 3 percent for the remainder of the year, with a nominal growth rate (after inflation) of approximately 6 percent, seems likely, in our view. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally follow the growth in profits. It now appears that S&P 500 profits could potentially rise in the area of 10 percent for all of 2005. Equities have been sluggish in the first six months of 2005, actually down slightly. We believe that some catch-up with profit growth appears probable.

Regardless of short-term setbacks brought on by economic or geopolitical events - and although past performance is no guarantee of future results - stocks have historically continued to rise over time. And, through appropriate diversification, you can potentially provide more balance to your portfolio over time.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the W&R Target Funds, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Portfolio Expenses

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2005.

Actual Expenses

The first line in the following tables provides information about actual investment values and actual expenses. You may use the information in this line, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical investment values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Asset Strategy Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,033	1.04%	$5.23
Based on 5% Return (2)	$1,000	$1,020	1.04%	$5.20

Balanced Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,007	1.02%	$5.07
Based on 5% Return (2)	$1,000	$1,020	1.02%	$5.10

Bond Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,020	0.86%	$4.32
Based on 5% Return (2)	$1,000	$1,021	0.86%	$4.32

Core Equity Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,023	1.01%	$5.09
Based on 5% Return (2)	$1,000	$1,020	1.01%	$5.08

Dividend Income Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,030	0.69%	$3.47
Based on 5% Return (2)	$1,000	$1,021	0.69%	$3.46

Global Natural Resources Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 4-28-05**	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,046	2.19%	$3.86
Based on 5% Return (2)	$1,000	$1,005	2.19%	$3.78

Growth Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,013	1.00%	$4.99
Based on 5% Return (2)	$1,000	$1,020	1.00%	$5.01

High Income Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$998	0.96%	$4.77
Based on 5% Return (2)	$1,000	$1,020	0.96%	$4.82

International Growth Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$980	1.22%	$5.99
Based on 5% Return (2)	$1,000	$1,019	1.22%	$6.11

International Value Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,013	1.19%	$5.95
Based on 5% Return (2)	$1,000	$1,019	1.19%	$5.97

Limited-Term Bond Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,011	0.88%	$4.38
Based on 5% Return (2)	$1,000	$1,020	0.88%	$4.40

Micro Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,028	1.38%	$6.92
Based on 5% Return (2)	$1,000	$1,018	1.38%	$6.88

Mid Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 4-28-05**	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,083	0.84%	$1.50
Based on 5% Return (2)	$1,000	$1,007	0.84%	$1.45

Money Market Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,009	0.79%	$3.94
Based on 5% Return (2)	$1,000	$1,021	0.79%	$3.96

Mortgage Securities Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,019	1.07%	$5.35
Based on 5% Return (2)	$1,000	$1,019	1.07%	$5.35

Real Estate Securities Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,052	1.47%	$7.46
Based on 5% Return (2)	$1,000	$1,018	1.47%	$7.33

Science and Technology Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,039	1.18%	$5.95
Based on 5% Return (2)	$1,000	$1,019	1.18%	$5.90

Small Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,055	1.17%	$5.96
Based on 5% Return (2)	$1,000	$1,019	1.17%	$5.86

Small Cap Value Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,007	1.24%	$6.18
Based on 5% Return (2)	$1,000	$1,019	1.24%	$6.22

Value Portfolio Expenses
For the Six Months Ended June 30, 2005	Beginning Investment Value 12-31-04	Ending Investment Value 6-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,016	1.02%	$5.12
Based on 5% Return (2)	$1,000	$1,020	1.02%	$5.13

*Portfolio expenses are equal to the Portfolio's annualized expense ratio (provided in the table), multiplied by the average investment value over the period, multiplied by 181 days (63 days for Global Natural Resources Portfolio and Mid Cap Growth Portfolio) in the six-month period ended June 30, 2005, and divided by 365.

**The Portfolio commenced operations on April 28, 2005. The calculations are based on 63 days in the period ended June 30, 2005.

(1)This line uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Investment Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This line uses a hypothetical 5% return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only.

SHAREHOLDER SUMMARY OF ASSET STRATEGY PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Asset Strategy Portfolio had net assets totaling $316,327,310 invested in a diversified portfolio of:

79.40%	Common Stocks
6.40%	Bullion
4.87%	Corporate Debt Securities
3.49%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts
3.46%	Other Government Securities
2.38%	U.S. Government and Government Agency Obligations

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Common Stocks	$79.40
Bullion	$6.40
Corporate Debt Securities	$4.87
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$3.49
Other Government Securities	$3.46
U.S. Government and Government Agency Obligations	$2.38

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Raw Materials Stocks	$19.34
Energy Stocks	$13.47
Multi-Industry Stocks	$9.07
Capital Goods Stocks	$7.59
Bullion	$6.40
Financial Services Stocks	$6.36
Technology Stocks	$5.54
Consumer Nondurables Stocks	$5.02
Corporate Debt Securities	$4.87
Miscellaneous Stocks	$3.50
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$3.49
Other Government Securities	$3.46
Business Equipment and Services Stocks	$3.08
Consumer Durables Stocks	$2.41
U.S. Government and Government Agency Obligations	$2.38
Health Care Stocks	$2.01
Utilities Stocks	$2.01

The Investments of Asset Strategy Portfolio
June 30, 2005		(Unaudited)
BULLION - 6.40%	Troy Ounces	Value

Gold	46,514	$20,254,427
(Cost: $18,341,890)

COMMON STOCKS	Shares

Aircraft - 2.60%
BAE SYSTEMS plc (A)	608,180	3,127,370
Boeing Company (The)	37,600	2,481,600
United Technologies Corporation	50,600	2,598,310
		8,207,280
Aluminum - 0.79%
Aluminum Corporation of China Limited, H Shares (A)	4,508,000	2,508,956

Banks - 1.38%
Citigroup Inc.	67,250	3,108,967
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	146	1,238,716
		4,347,683
Business Equipment and Services - 3.08%
Dentsu Inc. (A)*	505	1,247,588
Headwaters Incorporated*	111,950	3,848,841
Jacobs Engineering Group Inc.*	38,000	2,137,880
Mitsubishi Corporation (A)	138,200	1,879,051
Pacific Basin Shipping Limited (A)	1,326,000	631,347
		9,744,707
Capital Equipment - 3.16%
Caterpillar Inc.	52,050	4,960,886
Chicago Bridge & Iron Company N.V., NY Shares	65,796	1,504,097
Deere & Company	34,341	2,248,992
SMC Corporation (A)	11,800	1,287,350
		10,001,325
Chemicals - Petroleum and Inorganic - 1.49%
LG Chem, Ltd. (A)	41,080	1,501,038
Yara International ASA (A)	201,200	3,202,106
		4,703,144
Chemicals - Specialty - 0.51%
Scotts Miracle-Gro Company (The)*	22,700	1,616,467
Coal - 1.99%
Foundation Coal Holdings, Inc.	59,700	1,548,618
Peabody Energy Corporation	91,400	4,756,456
		6,305,074
Computers - Micro - 0.46%
Dell Inc.*	36,950	1,457,493

Construction Materials - 2.91%
CRH public limited company (A)	70,940	1,868,131
Cemex, S.A. de C.V., ADR	172,613	7,322,243
		9,190,374
Electronic Components - 1.97%
Samsung Electronics Co., Ltd. (A)	13,030	6,222,156

Electronic Instruments - 0.51%
Nihon Densan Kabushiki Kaisha (A)	15,300	1,619,529

Finance Companies - 2.14%
Rio Tinto plc (A)	220,870	6,759,116

Food and Related - 4.27%
Archer Daniels Midland Company	274,300	5,864,534
Bunge Limited	92,173	5,843,768
J.M. Smucker Company (The)	38,150	1,790,761
		13,499,063
Forest and Paper Products - 0.55%
Aracruz Celulose S.A., ADR	49,600	1,723,600

Gold and Precious Metals - 5.30%
Agnico-Eagle Mines Limited	149,500	1,883,700
Barrick Gold Corporation	335,050	8,386,302
Placer Dome Inc.	204,650	3,147,517
Yanzhou Coal Mining Company Limited, Class H (A)	4,269,200	3,351,193
		16,768,712
Health Care - Drugs - 0.57%
Gilead Sciences, Inc.*	40,950	1,801,595

Health Care - General - 0.48%
Schein (Henry), Inc.*	36,900	1,533,749

Hospital Supply and Management - 0.96%
Cerner Corporation*	23,600	1,604,210
Stryker Corporation	30,200	1,436,312
		3,040,522
Household - General Products - 0.75%
Colgate-Palmolive Company	47,700	2,380,707

Mining - 11.25%
Alumina Limited (A)	561,390	2,380,228
BHP Billiton Plc (A)	523,100	7,227,035
Cameco Corporation (A)	38,100	1,699,449
Freeport-McMoRan Copper & Gold Inc., Class B	85,686	3,208,084
Inco Limited	108,450	4,093,988
Newmont Mining Corporation	195,500	7,630,365
Noranda Inc. (A)	155,850	2,673,822
Phelps Dodge Corporation	40,300	3,727,750
Southern Peru Copper Corporation	68,950	2,953,818
		35,594,539
Motor Vehicles - 2.41%
Toyota Motor Corporation (A)	213,200	7,631,449

Multiple Industry - 9.07%
Alpha Natural Resources, Inc.*	106,299	2,538,420
Bucyrus International, Inc., Class A	45,950	1,742,883
Companhia Vale do Rio Doce, ADR	314,250	9,201,240
General Electric Company	201,890	6,995,489
Hutchison Whampoa Limited, Ordinary Shares (A)	565,000	5,107,612
Smiths Group plc (A)	189,000	3,112,022
		28,697,666
Non-Residential Construction - 1.52%
Fluor Corporation	42,265	2,434,041
Hyundai Heavy Industries Co., Ltd. (A)*	47,200	2,372,547
		4,806,588
Petroleum - International - 7.53%
Anadarko Petroleum Corporation	75,623	6,212,429
BP p.l.c., ADR	92,050	5,742,079
Burlington Resources Inc.	78,670	4,345,731
Exxon Mobil Corporation	130,841	7,519,432
		23,819,671
Petroleum - Services - 3.95%
Baker Hughes Incorporated	59,400	3,038,904
Schlumberger Limited	76,550	5,813,207
Transocean Inc.*	67,400	3,637,578
		12,489,689
Railroad - 0.56%
Norfolk Southern Corporation	56,750	1,756,980

Real Estate Investment Trust - 0.47%
Keppel Land Limited (A)	1,008,000	1,494,219

Retail - Food Stores - 1.92%
CVS Corporation	104,150	3,027,640
Walgreen Co.	66,497	3,058,197
		6,085,837
Security and Commodity Brokers - 2.84%
Chicago Mercantile Exchange Holdings Inc.	14,813	4,377,241
Franklin Resources, Inc.	19,900	1,531,902
Legg Mason, Inc.	29,600	3,081,656
		8,990,799
Utilities - Electric - 1.48%
Southern Company	86,900	3,012,823
Veolia Environment (A)	44,550	1,675,121
		4,687,944
Utilities - Telephone - 0.53%
China Mobile (Hong Kong) Limited (A)	447,500	1,667,112

TOTAL COMMON STOCKS - 79.40%		$251,153,745

(Cost: $207,309,198)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.04%
Raytheon Company,
6.5%, 7-15-05	$135	135,092

Beverages - 0.19%
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	500	617,500

Capital Equipment - 0.35%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,080	1,092,345
Computers - Peripherals - 0.18%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	800	574,000

Construction Materials - 0.73%
Hanson Overseas B.V.,
6.75%, 9-15-05	650	653,631
Interface, Inc.:
7.3%, 4-1-08	520	530,400
9.5%, 2-1-14	550	561,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	650	549,250
		2,294,281
Finance Companies - 0.86%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	961,650
Exxon Capital Corporation,
6.0%, 7-1-05	750	750,000
Toyota Motor Credit Corporation,
5.01%, 1-18-15	1,050	1,016,988
		2,728,638
Food and Related - 0.16%
Sara Lee Corporation,
6.45%, 9-26-05	500	502,247

Mining - 0.56%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	1,800	1,776,154

Multiple Industry - 0.40%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	750	746,564
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	475	518,937
		1,265,501
Security and Commodity Brokers - 0.19%
SLM Corporation,
4.0%, 7-25-14	600	594,378

Utilities - Electric - 0.47%
Dominion Resources, Inc.,
7.625%, 7-15-05	750	750,674
Wisconsin Energy Corporation,
5.875%, 4-1-06	227	230,099
Wisconsin Power and Light Company,
7.6%, 7-1-05	500	500,000
		1,480,773
Utilities - Gas and Pipeline - 0.24%
Wisconsin Gas Company,
6.375%, 11-1-05	750	756,150

Utilities - Telephone - 0.50%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	1,000	1,075,000
Verizon Global Funding Corp. and Verizon Communications Inc.,
6.75%, 12-1-05	500	505,761
		1,580,761

TOTAL CORPORATE DEBT SECURITIES - 4.87%		$15,397,820

(Cost: $15,163,036)

OTHER GOVERNMENT SECURITIES

Japan - 2.28%
Japanese Government 15 Year Floating Rate Bond,
0.64%, 1-20-18 (D)	JPY775,000	7,204,265

South Korea - 0.31%
Korea Development Bank (The),
3.49%, 10-29-06	$1,000	987,140

United Kingdom - 0.87%
United Kingdom Treasury,
4.75%, 6-7-10 (D)	GBP1,500	2,772,227

TOTAL OTHER GOVERNMENT SECURITIES - 3.46%		$10,963,632

(Cost: $10,992,049)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$736	102,973
5.0%, 4-15-19	1,533	211,723
5.0%, 2-15-20	2,325	175,408
5.0%, 7-15-21	1,210	146,544
5.0%, 6-15-22	2,559	163,627
5.0%, 7-15-22	9,058	623,656
5.0%, 1-15-23	1,798	130,232
5.0%, 4-15-23	757	86,946
5.0%, 5-15-23	1,235	196,847
5.0%, 8-15-23	919	162,697
5.5%, 11-15-23	3,800	473,952
5.5%, 11-15-23	2,452	266,298
5.0%, 9-15-24	2,534	259,685
5.5%, 9-15-24	1,477	139,180
5.5%, 4-15-25	635	65,693
5.5%, 4-15-25	298	43,855
5.0%, 9-15-25	3,238	384,180
5.0%, 8-15-30	1,794	241,652
5.5%, 3-15-31	1,195	170,618
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	1,618	174,009
5.0%, 5-25-22	1,071	160,412
5.5%, 9-25-25	914	106,538
5.5%, 11-25-25	3,409	320,058
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 7-20-33	705	131,372
5.5%, 11-20-33	2,548	453,518
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	394	407,039
5.5%, 11-15-16	114	117,379
5.5%, 12-15-16	1,262	1,303,453
5.5%, 12-15-16	301	311,328

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.38%		$7,530,872

(Cost: $7,387,616)
UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.03%	Face Amount in Thousands

British Pound, 3-8-06 (D)	GBP3,230	77,461
Euro, 6-8-06 (D)	EUR750	10,296
		$87,757

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 1.26%
Caterpillar Inc.,
3.25%, 7-8-05	$4,000	3,997,472

Food and Related - 1.26%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.33%, 7-13-05	4,000	3,995,560

Household - General Products - 1.24%
Procter & Gamble Company (The),
3.37%, 7-1-05	3,909	3,909,000

Publishing - 0.95%
Tribune Co.,
3.3%, 7-11-05	3,000	2,997,250

TOTAL SHORT-TERM SECURITIES - 4.71%		$14,899,282

(Cost: $14,899,282)

TOTAL INVESTMENT SECURITIES - 101.25%		$320,287,535

(Cost: $274,093,071)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.25%)		(3,960,225)

NET ASSETS - 100.00%		$316,327,310

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $4,462,436 or 1.41% of net assets.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - British Pound, JPY - Japanese Yen).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ASSET STRATEGY PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investments - at value (Notes 1 and 3):
Bullion (cost - $18,342)	$20,254
Securities (cost - $255,751)	300,034

320,288
Cash	2
Receivables:
Dividends and interest	927
Portfolio shares sold	202
Swap premiums paid	31
Prepaid and other assets	4

Total assets	321,454

LIABILITIES
Payable for investment securities purchased	5,003
Swap premiums received	29
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	6
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	2
Payable to Portfolio shareholders	2
Other	74

Total liabilities	5,127

Total net assets	$316,327

NET ASSETS
$0.001 par value capital stock:
Capital stock	$40
Additional paid-in capital	263,590
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,129
Accumulated undistributed net realized gain on investment transactions	4,484
Net unrealized appreciation in value of securities	46,107
Net unrealized depreciation in value of swaps	(115)
Net unrealized appreciation in value of forward currency contracts	88
Net unrealized appreciation in value of foreign currency exchange	4

Net assets applicable to outstanding units of capital	$316,327

Net asset value, redemption and offering price per share	$7.9462

Capital shares outstanding	39,809
Capital shares authorized	80,000

See Notes to Financial Statements.

Statement of Operations
      ASSET STRATEGY PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $185)	$2,825
Interest and amortization	853

Total income	3,678

Expenses (Note 2):
Investment management fee	1,029
Service fee	368
Accounting services fee	46
Custodian fees	30
Audit fees	9
Shareholder servicing	5
Legal fees	3
Other	36

Total expenses	1,526

Net investment income	2,152

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	4,405
Realized net gain on purchased options	347
Realized net loss on written options	(1,546)
Realized net loss on swap agreements	(35)
Realized net loss on foreign currency transactions	(23)

Realized net gain on investments	3,148

Unrealized appreciation in value of securities during the period	3,471
Unrealized appreciation in value of forward currency contracts during the period	1,101
Unrealized depreciation in value of swaps during the period	(115)

Unrealized appreciation in value of investments during the period	4,457

Net gain on investments	7,605

Net increase in net assets resulting from operations	$9,757

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ASSET STRATEGY PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,152	$2,493
Realized net gain on investments	3,148	3,673
Unrealized appreciation	4,457	26,567

Net increase in net assets resulting from operations	9,757	32,733

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(3,562)
Realized gains on investment transactions	(-)	(1,900)

	(-)	(5,462)

Capital share transactions (2)	24,204	28,150

Total increase	33,961	55,421
NET ASSETS
Beginning of period	282,366	226,945

End of period	$316,327	$282,366

Undistributed net investment income	$2,129	$- *

(1)See "Financial Highlights" on page 24.

(2)Shares issued from sale of shares	4,124	5,516
Shares issued from reinvestment of dividend and/or capital gains distribution	-	710
Shares redeemed	(1,021)	(2,298)

Increase in outstanding capital shares	3,103	3,928

Value issued from sale of shares	$32,151	$38,917
Value issued from reinvestment of dividend and/or capital gains distribution	-	5,462
Value redeemed	(7,947)	(16,229)

Increase in outstanding capital	$24,204	$28,150

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.6926	$6.9237	$6.3078	$6.2046	$7.0540	$6.2625

Income (loss) from investment operations:
Net investment income	0.0541	0.0699	0.0769	0.1005	0.1323	0.0908
Net realized and unrealized gain (loss) on investments	0.1995	0.8508	0.6469	0.1032	(0.8354)	1.3211

Total from investment operations	0.2536	0.9207	0.7238	0.2037	(0.7031)	1.4119

Less distributions from:
Net investment income	(0.0000)	(0.0990)	(0.0769)	(0.1005)	(0.1334)	(0.0906)
Capital gains	(0.0000)	(0.0528)	(0.0310)	(0.0000)	(0.0129)	(0.5298)

Total distributions	(0.0000)	(0.1518)	(0.1079)	(0.1005)	(0.1463)	(0.6204)

Net asset value, end of period	$7.9462	$7.6926	$6.9237	$6.3078	$6.2046	$7.0540

Total return	3.30%	13.30%	11.47%	3.28%	-9.96%	22.53%
Net assets, end of period (in millions)	$316	$282	$227	$167	$115	$59
Ratio of expenses to average net assets	1.04	% (1)	1.06%	1.03%	1.04%	1.03%	0.97%
Ratio of net investment income to average net assets	1.46	% (1)	1.02%	1.27%	1.90%	2.63%	1.97%
Portfolio turnover rate	36%	118%	224%	95%	188%	155%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Balanced Portfolio had net assets totaling $597,643,181 invested in a diversified portfolio of:

73.76%	Common Stocks
13.15%	U.S. Government and Government Agency Obligations
6.79%	Corporate Debt Securities
5.99%	Cash and Cash Equivalents
0.31%	Other Government Security

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Common Stocks	$73.76
U.S. Government and Government Agency Obligations	$13.15
Corporate Debt Securities	$6.79
Cash and Cash Equivalents	$5.99
Other Government Security	$0.31

Technology Stocks	$13.38
U.S. Government and Government Agency Obligations	$13.15
Financial Services Stocks	$12.94
Health Care Stocks	$12.02
Energy Stocks	$6.91
Corporate Debt Securities	$6.79
Cash and Cash Equivalents	$5.99
Utilities Stocks	$5.53
Miscellaneous Stocks	$5.46
Consumer Nondurables Stocks	$4.65
Retail Stocks	$4.51
Consumer Services Stocks	$4.18
Business Equipment and Services Stocks	$2.10
Multi-Industry Stocks	$2.08
Other Government Security	$0.31

The Investments of Balanced Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 0.96%
Boeing Company (The)	86,800	$5,728,800

Banks - 3.25%
Citigroup Inc.	254,600	11,770,158
Northern Trust Corporation	168,400	7,668,094
		19,438,252
Beverages - 0.96%
Anheuser-Busch Companies, Inc.	29,000	1,326,750
Brown-Forman Corporation, Class B	73,400	4,437,764
		5,764,514
Business Equipment and Services - 1.31%
Cintas Corporation	203,300	7,852,463

Capital Equipment - 1.04%
Ingersoll-Rand Company Limited, Class A	87,000	6,207,450

Chemicals - Petroleum and Inorganic - 0.80%
Dow Chemical Company (The)	106,800	4,755,804

Chemicals - Specialty - 0.93%
Air Products and Chemicals, Inc.	92,200	5,559,660

Computers - Micro - 2.84%
Apple Computer, Inc.*	109,800	4,037,895
Dell Inc.*	216,657	8,546,035
Sun Microsystems, Inc.*	1,188,000	4,401,540
		16,985,470
Computers - Peripherals - 6.21%
Check Point Software Technologies Ltd.*	251,200	4,982,552
EMC Corporation*	512,900	7,031,859
Microsoft Corporation	457,800	11,364,885
Oracle Corporation*	508,500	6,714,743
Symantec Corporation*	322,200	7,006,239
		37,100,278
Defense - 1.21%
General Dynamics Corporation	66,100	7,240,594

Electrical Equipment - 0.87%
Emerson Electric Co.	81,200	5,085,556
Molex Incorporated, Class A	4,472	104,846
		5,190,402
Electronic Components - 1.26%
Intel Corporation	290,000	7,547,250

Electronic Instruments - 0.90%
Lam Research Corporation*	185,450	5,365,996

Finance Companies - 2.59%
Fannie Mae	87,500	5,110,000
SLM Corporation	204,100	10,368,280
		15,478,280
Food and Related - 2.23%
Campbell Soup Company	228,400	7,027,868
Dean Foods Company*	178,200	6,279,768
		13,307,636
Furniture and Furnishings - 0.92%
Masco Corporation	173,400	5,507,184

Health Care - Drugs - 5.25%
Abbott Laboratories	133,600	6,547,736
Allergan, Inc.	80,500	6,861,820
Amgen Inc.*	95,500	5,773,452
Novartis AG, ADR	97,300	4,615,912
Pfizer Inc.	274,307	7,565,387
		31,364,307
Health Care - General - 3.42%
Biomet, Inc.	167,100	5,785,837
Boston Scientific Corporation*	150,100	4,052,700
Johnson & Johnson	163,300	10,614,500
		20,453,037
Hospital Supply and Management - 3.35%
HCA Inc.	112,700	6,386,709
Medtronic, Inc.	132,700	6,872,533
UnitedHealth Group Incorporated	130,200	6,788,628
		20,047,870
Household - General Products - 1.45%
Colgate-Palmolive Company	173,100	8,639,421

Insurance - Life - 1.22%
Lincoln National Corporation	155,600	7,300,752

Insurance - Property and Casualty - 3.59%
Allstate Corporation (The)	135,300	8,084,175
Berkshire Hathaway Inc., Class B*	2,300	6,402,050
Chubb Corporation (The)	81,200	6,951,532
		21,437,757
Leisure Time Industry - 2.31%
Royal Caribbean Cruises Ltd.	150,000	7,254,000
Walt Disney Company (The)	259,100	6,524,138
		13,778,138
Motion Pictures - 1.88%
News Corporation Limited, Class A	402,700	6,515,686
News Corporation Limited, Class B	280,000	4,720,800
		11,236,486
Multiple Industry - 2.08%
General Electric Company	328,756	11,391,395
TreeHouse Foods, Inc.*	35,640	1,016,096
		12,407,491
Petroleum - International - 4.50%
BP p.l.c., ADR	115,500	7,204,890
Burlington Resources Inc.	81,500	4,502,060
ChevronTexaco Corporation	83,000	4,641,360
Exxon Mobil Corporation	184,046	10,577,124
		26,925,434
Petroleum - Services - 2.41%
Nabors Industries Ltd.*	74,900	4,540,438
Schlumberger Limited	129,600	9,841,824
		14,382,262
Retail - Food Stores - 1.10%
Walgreen Co.	142,600	6,558,174

Retail - General Merchandise - 3.41%
Federated Department Stores, Inc.	71,100	5,210,208
Target Corporation	133,600	7,269,176
Wal-Mart Stores, Inc.	164,200	7,914,440
		20,393,824
Security and Commodity Brokers - 2.29%
American Express Company	110,300	5,871,269
Chicago Mercantile Exchange Holdings Inc.	26,500	7,830,750
		13,702,019
Timesharing and Software - 0.79%
Paychex, Inc.	145,200	4,721,178

Trucking and Shipping - 0.90%
Expeditors International of Washington, Inc.	107,700	5,363,999

Utilities - Electric - 3.83%
Dominion Resources, Inc.	109,200	8,014,188
Exelon Corporation	221,800	11,384,994
PPL Corporation	58,900	3,497,482
		22,896,664
Utilities - Telephone - 1.70%
AT&T Corp.	182,000	3,465,280
Vodafone Group Plc, ADR	276,600	6,726,912
		10,192,192

TOTAL COMMON STOCKS - 73.76%		$440,831,038

(Cost: $374,762,748)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	385,193

Aircraft - 0.11%
Raytheon Company,
6.5%, 7-15-05	675	675,458

Banks - 0.24%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,434,271

Beverages - 0.29%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	603,661
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,134,454
		1,738,115
Business Equipment and Services - 0.19%
PHH Corporation,
7.125%, 3-1-13	1,000	1,109,250

Chemicals - Specialty - 0.18%
Vulcan Materials Company,
6.4%, 2-1-06	1,050	1,061,870

Finance Companies - 1.82%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	2,648	2,764,626
American International Group,
3.85%, 11-26-07 (A)	1,400	1,383,113
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	16	413
8.0%, 3-31-11 (A)	1,231	184,724
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	996	1,048,628
First Union-Lehman Brothers Company,
6.65%, 11-18-29	879	919,341
General Motors Acceptance Corporation,
6.125%, 8-28-07	1,200	1,187,662
Mellon Residential Funding,
6.75%, 6-26-28	195	194,879
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,599,255
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,615,619
		10,898,260
Food and Related - 0.28%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,698,219

Insurance - Life - 0.25%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,515,388

Insurance - Property and Casualty - 0.28%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,654,713

Leisure Time Industry - 0.17%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,028,068

Multiple Industry - 2.06%
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,281,279
General Electric Capital Corporation,
2.85%, 1-30-06	6,000	5,969,880
Georgia Power Company,
5.5%, 12-1-05	2,500	2,517,260
Household Finance Corporation,
6.5%, 1-24-06	2,500	2,536,147
		12,304,566
Real Estate Investment Trust - 0.30%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,783,712

Utilities - Electric - 0.55%
Dominion Resources, Inc.,
7.625%, 7-15-05	3,300	3,302,967

TOTAL CORPORATE DEBT SECURITIES - 6.79%		$40,590,050

(Cost: $39,883,428)

OTHER GOVERNMENT SECURITY - 0.31%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	1,849,394
(Cost: $1,674,807)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,133,941

Mortgage-Backed Obligations - 3.98%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,617	1,673,791
6.0%, 9-1-17	846	877,188
5.0%, 1-1-18	665	672,899
5.5%, 4-1-18	389	399,380
5.0%, 5-1-18	329	333,066
4.5%, 7-1-18	3,984	3,968,479
7.0%, 9-1-25	91	96,708
6.5%, 10-1-28	507	530,294
6.5%, 2-1-29	426	446,303
7.5%, 4-1-31	271	292,267
7.0%, 7-1-31	530	564,040
7.0%, 9-1-31	488	516,635
7.0%, 9-1-31	399	424,789
7.0%, 11-1-31	117	123,447
6.5%, 2-1-32	1,656	1,724,295
7.0%, 2-1-32	674	713,945
7.0%, 2-1-32	585	619,948
7.0%, 3-1-32	384	407,440
7.0%, 7-1-32	959	1,016,284
6.0%, 9-1-32	3,046	3,124,969
6.0%, 2-1-33	820	840,957
5.5%, 5-1-33	2,238	2,270,251
5.5%, 5-1-33	647	656,098
5.5%, 6-1-33	1,073	1,088,493
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	56	58,207
6.5%, 8-15-28	122	127,618
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	225	235,850
		23,803,641
Treasury Inflation Protected Obligation - 0.20%
United States Treasury Note,
3.0%, 7-15-12 (B)	1,000	$1,188,765

Treasury Obligations - 8.78%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,965,996
7.25%, 8-15-22	4,000	5,443,124
6.25%, 8-15-23	5,250	6,542,608
United States Treasury Notes:
6.5%, 8-15-05	4,000	4,016,248
3.25%, 8-15-07	5,000	4,959,570
3.0%, 11-15-07	4,000	3,941,876
3.0%, 2-15-08	3,000	2,951,367
2.625%, 5-15-08	4,000	3,887,032
4.75%, 11-15-08	4,000	4,132,500
4.0%, 3-15-10	3,200	3,234,874
3.875%, 2-15-13	3,000	3,003,633
3.625%, 5-15-13	3,000	2,961,798
4.25%, 8-15-13	4,000	4,100,000
5.25%, 2-15-29	1,150	1,315,268
		52,455,894

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.15%		$78,582,241

(Cost: $76,415,847)

SHORT-TERM SECURITIES

Capital Equipment - 0.84%
Caterpillar Inc.,
3.25%, 7-8-05	5,000	4,996,840

Finance Companies - 3.13%
Ciesco, LLC,
3.26%, 7-22-05	5,000	4,990,492
IBM Capital Inc. (International Business Machines Corporation),
3.27%, 7-25-05	3,000	2,993,460
River Fuel Trust #1 (Bank of New York (The)),
3.27%, 7-18-05	4,757	4,749,654
USAA Capital Corp.,
3.15%, 7-6-05	6,000	5,997,375
		18,730,981
Food and Related - 0.84%
Wm. Wrigley Jr. Company,
3.19%, 7-14-05	5,000	4,994,240

Household - General Products - 0.66%
Procter & Gamble Company (The),
3.37%, 7-1-05	3,928	3,928,000

Multiple Industry - 0.67%
Detroit Edison Co.,
3.34%, 7-1-05	4,000	4,000,000

Publishing - 0.33%
Tribune Co.,
3.3%, 7-11-05	2,000	1,998,167

TOTAL SHORT-TERM SECURITIES - 6.47%		$38,648,228

(Cost: $38,648,228)

TOTAL INVESTMENT SECURITIES - 100.48%		$600,500,951

(Cost: $531,385,058)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.48%)		(2,857,770)

NET ASSETS - 100.00%		$597,643,181

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $8,868,123 or 1.48% of net assets.
(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each seminannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BALANCED PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $531,385) (Notes 1 and 3)	$600,501
Cash	1
Receivables:
Dividends and interest	1,972
Portfolio shares sold	268
Prepaid and other assets	10

Total assets	602,752

LIABILITIES
Payable for investment securities purchased	4,792
Payable to Portfolio shareholders	255
Accrued accounting services fee (Note 2)	13
Accrued management fee (Note 2)	12
Accrued shareholder servicing (Note 2)	5
Accrued service fee (Note 2)	4
Other	28

Total liabilities	5,109

Total net assets	$597,643

NET ASSETS
$0.001 par value capital stock:
Capital stock	$77
Additional paid-in capital	586,177
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,560
Accumulated undistributed net realized loss on investment transactions	(61,287)
Net unrealized appreciation in value of investments	69,116

Net assets applicable to outstanding units of capital	$597,643

Net asset value, redemption and offering price per share	$7.7322

Capital shares outstanding	77,293
Capital shares authorized	180,000

See Notes to Financial Statements.

Statement of Operations
      BALANCED PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$3,355
Dividends (net of foreign withholding taxes of $8)	3,270

Total income	6,625

Expenses (Note 2):
Investment management fee	2,107
Service fee	753
Accounting services fee	78
Audit fees	16
Custodian fees	14
Legal fees	8
Shareholder servicing	8
Other	81

Total expenses	3,065

Net investment income	3,560

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	26,932
Unrealized depreciation in value of investments during the period	(26,576)

Net gain on investments	356

Net increase in net assets resulting from operations	$3,916

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BALANCED PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,560	$8,830
Realized net gain on investments	26,932	19,423
Unrealized appreciation (depreciation)	(26,576)	24,058

Net increase in net assets resulting from operations	3,916	52,311

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(8,830)
Realized gains on investment transactions	(-)	(-)

	(-)	(8,830)

Capital share transactions (2)	(34,035)	(30,525)

Total increase (decrease)	(30,119)	12,956
NET ASSETS
Beginning of period	627,762	614,806

End of period	$597,643	$627,762

Undistributed net investment income (loss)	$3,560	$ (- )*

(1)See "Financial Highlights" on page 38.

(2)Shares issued from sale of shares	1,561	5,882
Shares issued from reinvestment of dividend and/or capital gains distribution	-	1,150
Shares redeemed	(6,026)	(11,271)

Decrease in outstanding capital shares	(4,465)	(4,239)

Value issued from sale of shares	$11,905	$42,641
Value issued from reinvestment of dividend and/or capital gains distribution	-	8,830
Value redeemed	(45,940)	(81,996)

Decrease in outstanding capital	$(34,035)	$(30,525)

*Not shown due to rounding.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
      BALANCED PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.6783	$7.1491	$6.0423	$6.7224	$7.3258	$7.3120

Income (loss) from investment operations:
Net investment income	0.0461	0.1096	0.0467	0.1145	0.1593	0.1873
Net realized and unrealized gain (loss) on investments	0.0078	0.5292	1.1068	(0.6801)	(0.5955)	0.3361

Total from investment operations	0.0539	0.6388	1.1535	(0.5656)	(0.4362)	0.5234

Less distributions from:
Net investment income	(0.0000)	(0.1096)	(0.0467)	(0.1145)	(0.1593)	(0.1873)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0079)	(0.3223)

Total distributions	(0.0000)	(0.1096)	(0.0467)	(0.1145)	(0.1672)	(0.5096)

Net asset value, end of period	$7.7322	$7.6783	$7.1491	$6.0423	$6.7224	$7.3258

Total return	0.70%	8.93%	19.09%	-8.41%	-5.94%	7.14%
Net assets, end of period (in millions)	$598	$628	$615	$168	$178	$158
Ratio of expenses to average net assets	1.02	% (1)	1.02%	1.00%	1.01%	1.00%	1.01%
Ratio of net investment income to average net assets	1.18	% (1)	1.45%	1.37%	1.79%	2.44%	2.81%
Portfolio turnover rate	19%	39%	43%	58%	39%	42%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BOND PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Bond Portfolio had net assets totaling $217,526,661 invested in a diversified portfolio of:

95.78%	Bonds
4.22%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Corporate Debt Securities	$47.48
U.S. Government Mortgage-Backed Securities	$26.79
U.S. Government Treasury Securities	$16.05
Cash and Cash Equivalents	$4.22
U.S. Government Agency Securities	$3.76
Other Government Securities	$1.70

At June 30, 2005, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

AAA	54.80%
AA	2.08%
A	10.31%
BBB	14.27%
BB	7.84%
B	0.96%
Below B	0.17%
Non-rated	5.35%
Cash and Cash Equivalents	4.22%

The Investments of Bond Portfolio
June 30, 2005		(Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 1.84%
First Union Corporation,
6.824%, 8-1-26	$2,632	$3,438,195
SouthTrust Bank, National Association,
6.125%, 1-9-28	500	568,053
		4,006,248
Broadcasting - 1.15%
British Sky Broadcasting Group plc,
8.2%, 7-15-09	1,250	1,414,984
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,086,561
		2,501,545
Business Equipment and Services - 0.19%
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	409,098

Chemicals - Petroleum and Inorganic - 0.59%
NOVA Chemicals Corporation,
7.0%, 5-15-06	1,250	1,271,875

Chemicals - Specialty - 0.65%
FMC Corporation,
10.25%, 11-1-09	1,250	1,407,813

Coal - 0.49%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,060,000

Computers - Main and Mini - 0.12%
Unisys Corporation,
8.125%, 6-1-06	250	255,625

Finance Companies - 22.55%
Asset Securitization Corporation,
7.49%, 4-14-29	1,132	1,187,703
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	1,750	1,750,000
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	3,315	3,738,049
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	3,256	3,244,989
Chase Manhattan - First Union Commercial Mortgage Trust,
7.439%, 7-15-09	1,500	1,668,965
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	750	790,137
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	2,500	2,853,707
Ford Motor Credit Company,
6.5%, 1-25-07	2,000	2,014,356
GMAC Commercial Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 1997-C1,
6.869%, 7-15-29	2,503	2,613,905
GMAC Commercial Mortgage Securities, Inc.:
Series 2001-C1 Trust,
6.465%, 4-15-34	2,500	2,751,290
Series 2004-C1 Trust,
4.1%, 3-10-38	1,500	1,491,771
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	2,019	2,095,094
General Motors Acceptance Corporation,
5.625%, 5-15-09	3,500	3,277,726
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.9%, 8-25-34	981	974,158
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (A)	2,000	2,140,172
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-3AC,
4.9%, 3-25-34	2,081	2,123,348
Series 2004-5,
4.6%, 5-25-34	2,024	1,950,566
Series 2004-6,
4.7273%, 6-25-34	997	963,645
Series 2004-12,
5.1%, 9-25-34	2,993	2,915,135
Series 2004-A,
4.6%, 2-25-34	1,745	1,741,829
Structured Asset Securities Corporation:
4.8%, 10-25-33	989	977,727
4.8004%, 1-25-34	1,540	1,544,229
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003- 40A,
4.8004%, 1-25-34	1,186	1,159,680
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,471,442
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	614,139
		49,053,762
Food and Related - 1.31%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	750	739,518
ConAgra, Inc.,
7.125%, 10-1-26	1,750	2,117,211
		2,856,729
Forest and Paper Products - 4.24%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	1,250	1,265,625
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	1,058,750
Champion International Corporation:
6.4%, 2-15-26	1,500	1,608,546
6.65%, 12-15-37	1,500	1,674,680
Georgia-Pacific Corporation,
7.375%, 7-15-08	3,000	3,191,250
Westvaco Corporation,
7.5%, 6-15-27	364	430,266
		9,229,117
Homebuilders, Mobile Homes - 0.70%
D.R. Horton, Inc.,
8.0%, 2-1-09	864	946,431
Pulte Corporation,
8.125%, 3-1-11	500	581,227
		1,527,658
Hospital Supply and Management - 0.99%
HCA - The Healthcare Company:
7.125%, 6-1-06	1,000	1,021,438
8.75%, 9-1-10	1,000	1,136,510
		2,157,948
Household - General Products - 1.27%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,768,888

Multiple Industry - 2.49%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	576	374,741
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,676,224
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
6.0%, 3-23-35 (A)	1,250	1,257,812
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
5.62063%, 6-23-35 (A)	1,000	998,750
Tyco International Group S.A.,
6.375%, 10-15-11	1,000	1,098,305
		5,405,832
Petroleum - International - 0.52%
Petrobras International Finance Company,
9.875%, 5-9-08	1,000	1,130,000

Petroleum - Services - 1.40%
Halliburton Company,
6.75%, 2-1-27	2,000	2,445,700
Pemex Project Funding Master Trust,
9.125%, 10-13-10	500	585,500
		3,031,200
Utilities - Electric - 2.16%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,560,013
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	865,284
Oncor Electric Delivery Company,
6.375%, 5-1-12	500	547,914
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	731,783
		4,704,994
Utilities - Gas and Pipeline - 0.96%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,087,998

Utilities - Telephone - 3.86%
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,367,972
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	2,500	2,897,337
Pacific Bell,
7.25%, 11-1-27	750	812,591
Sprint Capital Corporation,
6.125%, 11-15-08	1,500	1,580,250
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	744,375
		8,402,525

TOTAL CORPORATE DEBT SECURITIES - 47.48%		$103,268,855

(Cost: $100,155,875)

OTHER GOVERNMENT SECURITIES

Brazil - 0.25%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	556,250

Canada - 0.91%
Province de Quebec,
7.14%, 2-27-26	1,500	1,982,741

Supranational - 0.54%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,166,035

TOTAL OTHER GOVERNMENT SECURITIES - 1.70%		$3,705,026

(Cost: $3,122,498)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.76%
Federal Home Loan Bank,
5.375%, 5-15-19	3,000	3,276,669
Tennessee Valley Authority:
4.875%, 12-15-16	3,500	3,693,732
5.88%, 4-1-36	1,000	1,201,611
		8,172,012
Mortgage-Backed Obligations - 26.79%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	1,860	1,908,680
4.0%, 5-15-16	1,172	1,163,050
4.0%, 10-15-16	1,581	1,566,210
5.0%, 7-15-19	1,442	1,445,737
6.5%, 11-25-21	138	138,262
5.0%, 5-15-23	1,500	1,529,327
5.5%, 4-15-24 (Interest Only)	4,431	391,632
5.5%, 4-15-24 (Interest Only)	2,295	163,467
6.0%, 3-15-29	522	538,559
5.0%, 7-15-29 (Interest Only)	2,345	287,016
7.5%, 9-15-29	769	829,566
4.0%, 2-15-30	500	489,655
4.25%, 3-15-31	1,281	1,269,877
5.0%, 9-15-31 (Interest Only)	3,649	578,735
5.0%, 9-15-32	1,500	1,498,327
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08	1,976	1,965,773
6.0%, 11-1-28	886	911,066
7.0%, 5-1-31	158	166,897
6.5%, 10-1-31	189	196,031
6.5%, 11-1-31	310	321,752
6.0%, 2-1-32	480	492,942
6.5%, 6-1-32	305	316,553
5.0%, 3-1-35	1,981	1,983,376
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	664	136,588
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.978%, 5-1-35	1,994	2,011,945
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,577,674
5.0%, 3-25-18 (Interest Only)	1,626	147,442
5.0%, 6-25-18	2,173	2,258,073
4.5%, 8-25-18	2,500	2,516,425
5.5%, 2-25-32	1,500	1,544,153
4.0%, 11-25-32	1,196	1,180,295
4.0%, 3-25-33	926	913,862
3.5%, 8-25-33	2,263	2,133,700
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	2,267	2,240,735
5.5%, 1-1-17	1,318	1,353,687
6.0%, 1-1-17	674	697,534
4.0%, 11-1-18	1,453	1,424,940
5.5%, 10-1-23	1,071	1,084,912
5.0%, 4-1-24	3,436	3,463,623
7.0%, 6-1-24	188	199,463
5.0%, 2-1-25	1,460	1,471,353
6.0%, 12-1-28	243	249,363
6.5%, 3-1-33	708	733,756
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 7-25-24	1,000	961,780
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	4,691	472,999
5.0%, 1-20-32	955	961,616
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	77	82,975
7.5%, 12-15-23	212	228,598
8.0%, 9-15-25	93	100,276
7.0%, 7-20-27	30	32,040
7.0%, 8-20-27	82	86,756
6.5%, 7-15-28	379	397,198
6.5%, 5-15-29	152	159,424
7.5%, 7-15-29	34	35,940
7.75%, 10-15-31	300	316,362
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	570	562,769
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	472	479,276
2002-1 Class 2-G,
6.5%, 10-15-25	1,382	1,395,557
2003-2 Class D,
5.0%, 11-15-23	1,000	1,011,045
2003-2 Class E,
5.0%, 12-15-25	1,500	1,504,980
		58,281,604
Treasury Obligations - 16.05%
United States Treasury Bonds:
3.75%, 5-15-08	1,000	1,002,188
6.125%, 11-15-27	1,500	1,894,336
United States Treasury Notes:
3.5%, 11-15-06	9,000	8,989,803
5.5%, 2-15-08	6,500	6,800,879
5.0%, 2-15-11	11,500	12,218,302
4.0%, 2-15-15	4,000	4,014,220
		34,919,728

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.60%		$101,373,344

(Cost: $100,566,236)

SHORT-TERM SECURITIES

Finance Companies - 1.38%
USAA Capital Corp.,
3.15%, 7-6-05	3,000	2,998,687

Household - General Products - 1.94%
Fortune Brands Inc.,
3.41%, 7-1-05	1,082	1,082,000
Procter & Gamble Company (The),
3.37%, 7-1-05	3,141	3,141,000
		4,223,000

TOTAL SHORT-TERM SECURITIES - 3.32%		$7,221,687

(Cost: $7,221,687)

TOTAL INVESTMENT SECURITIES - 99.10%		$215,568,912

(Cost: $211,066,296)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.90%		1,957,749

NET ASSETS - 100.00%		$217,526,661

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $6,301,130 or 2.90% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BOND PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $211,066) (Notes 1 and 3)	$215,569
Cash	1
Receivables:
Interest	2,033
Portfolio shares sold	92
Prepaid and other assets	4

Total assets	217,699

LIABILITIES
Payable to Portfolio shareholders	143
Accrued accounting services fee (Note 2)	5
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	2
Accrued shareholder servicing (Note 2)	2
Other	17

Total liabilities	172

Total net assets	$217,527

NET ASSETS
$0.001 par value capital stock:
Capital stock	$39
Additional paid-in capital	207,544
Accumulated undistributed income:
Accumulated undistributed net investment income	4,802
Accumulated undistributed net realized gain on investment transactions	639
Net unrealized appreciation in value of investments	4,503

Net assets applicable to outstanding units of capital	$217,527

Net asset value, redemption and offering price per share	$5.5857

Capital shares outstanding	38,943
Capital shares authorized	90,000

See Notes to Financial Statements.

Statement of Operations
      BOND PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$5,325

Expenses (Note 2):
Investment management fee	561
Service fee	267
Accounting services fee	32
Audit fees	9
Custodian fees	7
Legal fees	3
Shareholder servicing	3
Other	42

Total expenses	924

Net investment income	4,401

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	639
Realized net gain on foreign currency transactions	401

Realized net gain on investments	1,040
Unrealized depreciation in value of investments during the period	(1,175)

Net loss on investments	(135)

Net increase in net assets resulting from operations	$4,266

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BOND PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

DECREASE IN NET ASSETS
Operations:
Net investment income	$4,401	$8,995
Realized net gain on investments	1,040	2,878
Unrealized depreciation	(1,175)	(3,449)

Net increase in net assets resulting from operations	4,266	8,424

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(9,286)
Realized gains on investment transactions	(-)	(2,436)

	(-)	(11,722)

Capital share transactions (2)	(4,895)	(13,851)

Total decrease	(629)	(17,149)
NET ASSETS
Beginning of period	218,156	235,305

End of period	$217,527	$218,156

Undistributed net investment income	$4,802	$- *

(1)See "Financial Highlights" on page 52.

(2)Shares issued from sale of shares	1,792	2,644
Shares issued from reinvestment of dividend and/or capital gains distribution	-	2,141
Shares redeemed	(2,686)	(7,186)

Decrease in outstanding capital shares	(894)	(2,401)

Value issued from sale of shares	$9,872	$14,987
Value issued from reinvestment of dividend and/or capital gains distribution	-	11,722
Value redeemed	(14,767)	(40,560)

Decrease in outstanding capital	$(4,895)	$(13,851)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      BOND PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$5.4762	$5.5710	$5.6032	$5.3615	$5.2308	$5.0497

Income (loss) from investment operations:
Net investment income	0.1233	0.2463	0.2667	0.2396	0.2585	0.3172
Net realized and unrealized gain (loss) on investments	(0.0138)	(0.0302)	(0.0322)	0.2417	0.1306	0.1811

Total from investment operations	0.1095	0.2161	0.2345	0.4813	0.3891	0.4983

Less distributions from:
Net investment income	(0.0000)	(0.2463)	(0.2667)	(0.2396)	(0.2584)	(0.3172)
Capital gains	(0.0000)	(0.0646)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.3109)	(0.2667)	(0.2396)	(0.2584)	(0.3172)

Net asset value, end of period	$5.5857	$5.4762	$5.5710	$5.6032	$5.3615	$5.2308

Total return	2.00%	3.88%	4.18%	8.98%	7.47%	9.83%
Net assets, end of period (in millions)	$218	$218	$235	$247	$171	$117
Ratio of expenses to average net assets	0.86	% (1)	0.85%	0.84%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	4.12	% (1)	4.16%	4.26%	4.92%	5.49%	6.08%
Portfolio turnover rate	17%	47%	53%	34%	29%	33%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE EQUITY PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Core Equity Portfolio had net assets totaling $715,163,162 invested in a diversified portfolio of:

96.80%	Common Stocks
3.20%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Health Care Stocks	$17.69
Technology Stocks	$17.58
Energy Stocks	$16.99
Financial Services Stocks	$9.74
Consumer Services Stocks	$6.03
Capital Goods Stocks	$5.32
Consumer Nondurables Stocks	$4.40
Retail Stocks	$4.32
Multi-Industry Stocks	$4.27
Utilities Stocks	$3.85
Raw Materials Stocks	$3.60
Cash and Cash Equivalents	$3.20
Transportation Stocks	$2.08
Business Equipment and Services Stocks	$0.93

The Investments of Core Equity Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 4.82%
Boeing Company (The)	253,100	$16,704,600
Lockheed Martin Corporation	111,750	7,249,223
United Technologies Corporation	205,300	10,542,155
		34,495,978
Aluminum - 0.44%
Alcoa Incorporated	119,600	3,125,148

Banks - 1.56%
Citigroup Inc.	158,900	7,345,947
U.S. Bancorp	129,550	3,782,860
		11,128,807
Beverages - 1.56%
PepsiCo, Inc.	207,300	11,179,689

Broadcasting - 1.33%
Liberty Media Corporation, Class A*	936,200	9,539,878

Capital Equipment - 4.35%
Caterpillar Inc.	100,550	9,583,420
Deere & Company	233,600	15,298,464
Illinois Tool Works Inc.	78,250	6,234,960
		31,116,844
Chemicals - Petroleum and Inorganic - 0.62%
du Pont (E.I.) de Nemours and Company	102,400	4,404,224

Chemicals - Specialty - 2.54%
Air Products and Chemicals, Inc.	301,350	18,171,405

Computers - Micro - 2.44%
Dell Inc.*	442,700	17,462,302

Computers - Peripherals - 3.48%
Microsoft Corporation	294,640	7,314,438
SAP Aktiengesellschaft, ADR	405,500	17,558,150
		24,872,588
Defense - 2.05%
General Dynamics Corporation	133,900	14,667,406

Electronic Components - 4.79%
Analog Devices, Inc.	107,450	4,008,959
Intel Corporation	378,290	9,844,997
Maxim Integrated Products, Inc.	134,000	5,116,790
Microchip Technology Incorporated	25,800	765,228
Texas Instruments Incorporated	517,300	14,520,611
		34,256,585
Finance Companies - 1.80%
SLM Corporation	253,600	12,882,880

Food and Related - 2.06%
Campbell Soup Company	122,100	3,757,017
Kellogg Company	246,400	10,950,016
		14,707,033
Health Care - Drugs - 7.55%
Amgen Inc.*	119,690	7,235,859
Genentech, Inc.*	62,400	5,009,472
Gilead Sciences, Inc.*	220,400	9,696,498
Novartis AG, Registered Shares	208,650	9,939,203
Pfizer Inc.	801,935	22,117,367
		53,998,399
Health Care - General - 4.26%
Boston Scientific Corporation*	250,100	6,752,700
Johnson & Johnson	103,800	6,747,000
Wyeth	381,450	16,974,525
		30,474,225
Hospital Supply and Management - 5.88%
Aetna Inc.	75,260	6,233,033
Caremark Rx, Inc.*	61,100	2,720,172
Guidant Corporation	86,000	5,787,800
Medtronic, Inc.	207,950	10,769,731
Stryker Corporation	72,600	3,452,856
UnitedHealth Group Incorporated	90,400	4,713,456
WellPoint, Inc.*	120,400	8,384,656
		42,061,704
Hotels and Gaming - 2.66%
Marriott International, Inc., Class A	188,950	12,890,169
Starwood Hotels & Resorts Worldwide, Inc.	104,800	6,138,136
		19,028,305
Household - General Products - 0.78%
Colgate-Palmolive Company	112,100	5,594,911

Insurance - Property and Casualty - 2.20%
Berkshire Hathaway Inc., Class B*	5,655	15,740,692

Leisure Time Industry - 2.04%
Carnival Corporation	267,100	14,570,305

Multiple Industry - 4.27%
General Electric Company	718,800	24,906,420
Las Vegas Sands, Inc.*	156,800	5,605,600
		30,512,020
Non-Residential Construction - 0.97%
Fluor Corporation	119,900	6,905,041

Petroleum - Canada - 0.53%
Canadian Natural Resources Limited	54,800	1,993,624
Suncor Energy Inc.	38,400	1,817,088
		3,810,712
Petroleum - International - 4.95%
Burlington Resources Inc.	238,100	13,152,644
Exxon Mobil Corporation	387,476	22,268,246
		35,420,890
Petroleum - Services - 11.51%
Baker Hughes Incorporated	549,250	28,099,630
Nabors Industries Ltd.*	155,300	9,414,286
Schlumberger Limited	265,850	20,188,649
Smith International, Inc.	57,700	3,675,490
Transocean Inc.*	104,700	5,650,659
Weatherford International Ltd.*	263,300	15,266,134
		82,294,848
Retail - Food Stores - 0.89%
Walgreen Co.	138,600	6,374,214

Retail - General Merchandise - 2.85%
Family Dollar Stores, Inc.	320,000	8,352,000
Kohl's Corporation*	215,000	12,020,650
		20,372,650
Retail - Specialty Stores - 0.58%
Best Buy Co., Inc.	60,800	4,167,840

Security and Commodity Brokers - 4.18%
Goldman Sachs Group, Inc. (The)	212,150	21,643,543
Legg Mason, Inc.	42,700	4,445,497
Lehman Brothers Holdings Inc.	38,400	3,812,352
		29,901,392
Timesharing and Software - 0.93%
Yahoo! Inc.*	192,700	6,676,092

Trucking and Shipping - 2.08%
United Parcel Service, Inc., Class B	215,100	14,876,316

Utilities - Electric - 1.01%
Dominion Resources, Inc.	97,900	7,184,881

Utilities - Telephone - 2.84%
Sprint Corporation	169,000	4,240,210
Vodafone Group Plc, ADR	659,850	16,047,552
		20,287,762

TOTAL COMMON STOCKS - 96.80%		$692,263,966

(Cost: $536,287,232)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 1.25%
Caterpillar Inc.,
3.25%, 7-8-05	$6,000	5,996,208
Deere (John) Capital Corporation,
3.33%, 7-26-05	3,000	2,993,063
		8,989,271
Food and Related - 0.56%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	4,000	3,995,306

Household - General Products - 0.43%
Fortune Brands Inc.,
3.41%, 7-1-05	3,066	3,066,000

Publishing - 0.98%
Tribune Co.,
3.28%, 7-11-05	7,000	6,993,622

TOTAL SHORT-TERM SECURITIES - 3.22%		$23,044,199

(Cost: $23,044,199)

TOTAL INVESTMENT SECURITIES - 100.02%		$715,308,165

(Cost: $559,331,431)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.02%)		(145,003)

NET ASSETS - 100.00%		$715,163,162

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CORE EQUITY PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $559,331) (Notes 1 and 3)	$715,308
Cash	1
Receivables:
Dividends and interest	953
Portfolio shares sold	28
Prepaid and other assets	11

Total assets	716,301

LIABILITIES
Payable for investment securities purchased	765
Payable to Portfolio shareholders	287
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	14
Accrued shareholder servicing (Note 2)	6
Accrued service fee (Note 2)	5
Other	47

Total liabilities	1,138

Total net assets	$715,163

NET ASSETS
$0.001 par value capital stock:
Capital stock	$68
Additional paid-in capital	689,939
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,414
Accumulated undistributed net realized loss on investment transactions	(132,231)
Net unrealized appreciation in value of investments	155,973

Net assets applicable to outstanding units of capital	$715,163

Net asset value, redemption and offering price per share	$10.4721

Capital shares outstanding	68,292
Capital shares authorized	170,000

See Notes to Financial Statements.

Statement of Operations
      CORE EQUITY PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $25)	$4,560
Interest and amortization	470

Total income	5,030

Expenses (Note 2):
Investment management fee	2,496
Service fee	891
Accounting services fee	84
Custodian fees	16
Audit fees	14
Shareholder servicing	10
Legal fees	6
Other	99

Total expenses	3,616

Net investment income	1,414

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	42,612
Realized net gain on foreign currency transactions	-	*

Realized net gain on investments	42,612
Unrealized depreciation in value of investments during the period	(27,881)

Net gain on investments	14,731

Net increase in net assets resulting from operations	$16,145

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CORE EQUITY PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,414	$4,410
Realized net gain on investments	42,612	30,748
Unrealized appreciation (depreciation)	(27,881)	29,667

Net increase in net assets resulting from operations	16,145	64,825

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(4,448)
Realized gains on investment transactions	(-)	(-)

	(-)	(4,448)

Capital share transactions (2)	(38,074)	(59,470)

Total increase (decrease)	(21,929)	907
NET ASSETS
Beginning of period	737,092	736,185

End of period	$715,163	$737,092

Undistributed net investment income (loss)	$1,414	$ (- )*

(1)See "Financial Highlights" on page 62.

(2) Shares issued from sale of shares	1,216	2,968
Shares issued from reinvestment of dividend and/or capital gains distribution	-	434
Shares redeemed	(4,928)	(9,719)

Decrease in outstanding capital shares	(3,712)	(6,317)

Value issued from sale of shares	$12,470	$28,125
Value issued from reinvestment of dividend and/or capital gains distribution	-	4,448
Value redeemed	(50,544)	(92,043)

Decrease in outstanding capital	$(38,074)	$(59,470)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      CORE EQUITY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.2369	$9.3996	$8.0720	$10.3608	$12.2027	$12.9609

Income (loss) from investment operations:
Net investment income	0.0207	0.0622	0.0662	0.0476	0.0231	0.0376
Net realized and unrealized gain (loss) on investments	0.2145	0.8373	1.3276	(2.2888)	(1.8418)	1.1650

Total from investment operations	0.2352	0.8995	1.3938	(2.2412)	(1.8187)	1.2026

Less distributions from:
Net investment income	(0.0000)	(0.0622)	(0.0662)	(0.0476)	(0.0229)	(0.0360)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(1.9248)

Total distributions	(0.0000)	(0.0622)	(0.0662)	(0.0476)	(0.0232)	(1.9608)

Net asset value, end of period	$10.4721	$10.2369	$9.3996	$8.0720	$10.3608	$12.2027

Total return	2.30%	9.57%	17.27%	-21.63%	-14.91%	9.28%
Net assets, end of period (in millions)	$715	$737	$736	$650	$913	$1,084
Ratio of expenses to average net assets	1.01	% (1)	1.01%	1.00%	0.99%	0.98%	0.98%
Ratio of net investment income to average net assets	0.40	% (1)	0.62%	0.78%	0.50%	0.21%	0.28%
Portfolio turnover rate	30%	54%	49%	38%	31%	49%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Dividend Income Portfolio had net assets totaling $28,842,596 invested in a diversified portfolio of:

94.85%	Common Stocks
5.15%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Energy Stocks	$20.19
Financial Services Stocks	$16.83
Technology Stocks	$8.68
Consumer Nondurables Stocks	$8.67
Health Care Stocks	$8.65
Utilities Stocks	$6.58
Consumer Services Stocks	$5.41
Cash and Cash Equivalents	$5.15
Capital Goods Stocks	$4.80
Multi-Industry Stocks	$3.68
Raw Materials Stocks	$3.45
Transportation Stocks	$2.86
Miscellaneous Stocks	$2.57
Shelter Stocks	$2.48

The Investments of Dividend Income Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 3.40%
Boeing Company (The)	6,897	$455,202
Goodrich Corporation	6,978	285,819
Lockheed Martin Corporation	3,681	238,786
		979,807
Aluminum - 0.73%
Alcoa Incorporated	8,090	211,392

Banks - 2.55%
Bank of America Corporation	8,446	385,222
Citigroup Inc.	7,584	350,608
		735,830
Beverages - 1.48%
Diageo plc, ADR	7,221	428,205

Business Equipment and Services - 1.20%
Genuine Parts Company	8,445	347,005

Capital Equipment - 2.15%
Deere & Company	9,455	619,208

Chemicals - Petroleum and Inorganic - 1.51%
Dow Chemical Company (The)	4,896	218,019
du Pont (E.I.) de Nemours and Company	5,074	218,233
		436,252
Computers - Peripherals - 3.53%
Microsoft Corporation	22,121	549,154
SAP Aktiengesellschaft, ADR	10,823	468,636
		1,017,790
Electrical Equipment - 0.59%
Emerson Electric Co.	2,709	169,665

Electronic Components - 1.75%
Microchip Technology Incorporated	10,827	321,129
Texas Instruments Incorporated	6,551	183,887
		505,016
Finance Companies - 4.80%
Caterpillar Inc.	5,099	485,986
SLM Corporation	17,668	897,534
		1,383,520
Food and Related - 0.48%
Campbell Soup Company	4,539	139,665

Health Care - Drugs - 3.33%
Abbott Laboratories	8,947	438,492
Pfizer Inc.	18,973	523,275
		961,767
Health Care - General - 1.49%
Boston Scientific Corporation*	9,026	243,702
Johnson & Johnson	2,852	185,380
		429,082
Hospital Supply and Management - 3.83%
HCA Inc.	4,624	262,042
Medtronic, Inc.	11,919	617,285
PacifiCare Health Systems, Inc.*	3,150	225,067
		1,104,394
Hotels and Gaming - 4.68%
Harrah's Entertainment, Inc.	7,312	526,976
Starwood Hotels & Resorts Worldwide, Inc.	14,063	823,670
		1,350,646
Household - General Products - 2.69%
Colgate-Palmolive Company	9,074	452,883
Procter & Gamble Company (The)	6,118	322,724
		775,607
Insurance - Property and Casualty - 2.49%
Allstate Corporation (The)	7,341	438,625
St. Paul Companies, Inc. (The)	7,105	280,861
		719,486
Leisure Time Industry - 0.73%
Carnival Corporation	3,860	210,563

Mining - 1.21%
Freeport-McMoRan Copper & Gold Inc., Class B	9,282	347,518

Multiple Industry - 3.68%
General Electric Company	23,385	810,290
Valor Communications Group, Inc.	18,260	251,988
		1,062,278
Non-Residential Construction - 2.06%
Fluor Corporation	10,310	593,753

Petroleum - International - 9.02%
Anadarko Petroleum Corporation	8,344	685,460
BP p.l.c., ADR	5,151	321,319
Burlington Resources Inc.	11,128	614,711
Exxon Mobil Corporation	14,400	827,568
Marathon Oil Corporation	2,866	152,958
		2,602,016
Petroleum - Services - 11.17%
BJ Services Company	5,735	300,973
Baker Hughes Incorporated	14,289	731,025
National-Oilwell, Inc.*	6,273	298,218
Patterson-UTI Energy, Inc.	20,632	574,292
Schlumberger Limited	9,220	700,167
Transocean Inc.*	6,582	355,231
Weatherford International Ltd.*	4,512	261,606
		3,221,512
Railroad - 0.86%
Union Pacific Corporation	3,825	247,860

Real Estate Investment Trust - 2.48%
ProLogis	7,016	282,324
Simon Property Group, Inc.	5,991	434,288
		716,612
Retail - General Merchandise - 1.37%
May Department Stores Company (The)	9,852	395,656

Savings and Loans - 0.56%
Capitol Federal Financial	4,657	160,783

Security and Commodity Brokers - 6.43%
Chicago Mercantile Exchange Holdings Inc.	1,886	557,313
Franklin Resources, Inc.	1,952	150,265
Marsh & McLennan Companies, Inc.	12,179	337,358
Merrill Lynch & Co., Inc.	4,872	268,009
Morgan (J.P.) Chase & Co.	10,715	378,454
New York Community Bancorp, Inc.	8,930	161,812
		1,853,211
Tobacco - 4.02%
Altria Group, Inc.	11,790	762,341
Reynolds American Inc.	5,036	396,837
		1,159,178
Trucking and Shipping - 2.00%
United Parcel Service, Inc., Class B	8,325	575,757

Utilities - Electric - 1.06%
Dominion Resources, Inc.	4,166	305,743

Utilities - Gas and Pipeline - 2.74%
Enbridge Inc.	8,290	236,265
Kinder Morgan, Inc.	6,658	553,946
		790,211
Utilities - Telephone - 2.78%
BellSouth Corporation	10,304	273,777
Iowa Telecommunications Services, Inc.	12,595	236,156
Vodafone Group Plc, ADR	11,989	291,572
		801,505

TOTAL COMMON STOCKS - 94.85%		$27,358,493

(Cost: $25,436,073)
SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Household - General Products - 2.69%
Fortune Brands Inc.,
3.41%, 7-1-05	$776	776,000

Security and Commodity Brokers - 1.57%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	451	451,000

Total Commercial Paper - 4.26%		1,227,000

United States Government Security - 4.85%
Federal Home Loan Bank,
2.55%, 7-1-05	1,400	1,400,000

TOTAL SHORT-TERM SECURITIES - 9.11%		$2,627,000

(Cost: $2,627,000)

TOTAL INVESTMENT SECURITIES - 103.96%		$29,985,493

(Cost: $28,063,073)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.96%)		(1,142,897)

NET ASSETS - 100.00%		$28,842,596

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      DIVIDEND INCOME PORTFOLIO
      June 30, 2005                                                                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $28,063,073)	$29,985,493
Cash	116
Receivables:
Portfolio shares sold	106,748
Dividends and interest	50,874
Prepaid and other assets	123

Total assets	30,143,354

LIABILITIES
Payable for investment securities purchased	1,292,754
Accrued accounting services fee (Note 2)	2,165
Accrued management fee (Note 2)	551
Accrued shareholder servicing (Note 2)	200
Accrued service fee (Note 2)	197
Payable to Portfolio shareholders	167
Other	4,724

Total liabilities	1,300,758

Total net assets	$28,842,596

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5,126
Additional paid-in capital	26,783,916
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	186,165
Accumulated undistributed net realized loss on investment transactions	(55,031)
Net unrealized appreciation in value of investments	1,922,420

Net assets applicable to outstanding units of capital	$28,842,596

Net asset value, redemption and offering price per share	$5.6268

Capital shares outstanding	5,125,927
Capital shares authorized	60,000,000

See Notes to Financial Statements.

Statement of Operations
      DIVIDEND INCOME PORTFOLIO
      For the Six Months Ended June 30, 2005                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $633)	$232,019
Interest and amortization	31,207

Total income	263,226

Expenses (Note 2):
Investment management fee	78,243
Service fee	27,900
Accounting services fee	8,812
Audit fees	7,220
Custodian fees	5,846
Shareholder servicing	625
Other	3,086

Total	131,732
Less voluntary waiver of investment management fee (Note 2)	(54,659)

Total expenses	77,073

Net investment income	186,153

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(42,610)
Unrealized appreciation in value of investments during the period	688,439

Net gain on investments	645,829

Net increase in net assets resulting from operations	$831,982

See Notes to Financial Statements.

Statement of Changes in Net Assets
      DIVIDEND INCOME PORTFOLIO                                                                (Unaudited)

	For the six months ended 6-30-05	For the fiscal year ended 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$186,153	$104,019
Realized net loss on investments	(42,610)	(12,421)
Unrealized appreciation	688,439	1,233,981

Net increase in net assets resulting from operations	831,982	1,325,579

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(104,007)
Realized gains on investment transactions	(-)	(-)

	(-)	(104,007)

Capital share transactions (2)	10,908,012	15,880,986

Total increase	11,739,994	17,102,558
NET ASSETS
Beginning of period	17,102,602	44

End of period	$28,842,596	$17,102,602

Undistributed net investment income	$186,165	$12

(1)See "Financial Highlights" on page 71.

(2)Shares issued from sale of shares	2,049,963	3,162,328
Shares issued from reinvestment of dividend and/or capital gains distribution	-	19,033
Shares redeemed	(53,807)	(51,599)

Increase in outstanding capital shares	1,996,156	3,129,762

Value issued from sale of shares	$11,201,564	$16,041,117
Value issued from reinvestment of dividend and/or capital gains distribution	-	104,007
Value redeemed	(293,552)	(264,138)

Increase in outstanding capital	$10,908,012	$15,880,986

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

For the six months ended	For the fiscal year ended	For the fiscal period from 12-30-03(1) through
6-30-05	12-31-04	12-31-03

Net asset value, beginning of period	$5.4645	$5.0000	$5.0000

Income from investment operations:
Net investment income	0.0363	0.0337	0.0000
Net realized and unrealized gain on investments	0.1260	0.4645	0.0000

Total from investment operations	0.1623	0.4982	0.0000

Less distributions from:
Net investment income	(0.0000)	(0.0337)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.0337)	(0.0000)

Net asset value, end of period	$5.6268	$5.4645	$5.0000

Total return	2.97%	9.96%	0.00%
Net assets, end of period	$28,842,596	$17,102,602	$44
Ratio of expenses to average net assets including voluntary expense waiver	0.69	% (2)	0.76%	0.00%
Ratio of net investment income to average net assets including voluntary expense waiver	1.67	% (2)	2.08%	0.00%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.18	% (2)	1.46%	0.00%
Ratio of net investment income to average net assets excluding voluntary expense waiver	1.18	% (2)	1.38%	0.00%
Portfolio turnover rate	15%	22%	0%

(1) Commencement of operations.
(2) Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF GLOBAL NATURAL RESOURCES PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Global Natural Resources Portfolio had net assets totaling $5,706,256 invested in a diversified portfolio of:

85.13%	Common Stocks
14.87%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio was invested by geographic region and by industry, respectively, as follows:

United States	$26.76
Canada	$21.14
Cash and Cash Equivalents	$14.87
South America	$12.75
Pacific Basin	$11.34
Africa	$5.28
Other	$4.07
Europe	$3.34
Mexico	$0.45

Energy Stocks	$31.14
Raw Materials Stocks	$31.00
Cash and Cash Equivalents	$14.87
Multi-Industry Stocks	$13.98
Shelter Stocks	$4.75
Capital Goods Stocks	$2.86
Miscellaneous Stocks	$1.40

The Investments of Global Natural Resources Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Bermuda - 2.89%
China Gas Holdings Limited (A)*	372,000	$64,625
Golar LNG Limited*	3,700	44,307
Tsakos Energy Navigation Limited	1,300	50,401
Weatherford International Ltd.*	100	5,798
		165,131
Brazil - 10.13%
Aracruz Celulose S.A., ADR	4,600	159,850
Companhia Siderurgica Nacional, ADR	2,700	43,605
Companhia Vale do Rio Doce, ADR	5,300	155,184
Petroleo Brasileiro S.A. - Petrobras, ADR	2,700	140,751
Votorantim Celulose e Papel S.A., ADR	6,500	78,650
		578,040
Canada - 21.14%
Alcan Inc. (A)	1,300	39,025
Barrick Gold Corporation (A)	3,700	92,409
Bema Gold Corporation (A)*	13,600	32,302
Calfrac Well Services Ltd. (A)	800	20,242
Cambior Inc. (A)*	32,700	70,193
Canfor Corporation (A)*	2,700	32,395
Dundee Precious Metals Inc. (A)*	2,300	15,112
Eldorado Gold Corporation (A)*	6,000	15,916
Flint Energy Services Ltd. (A)*	1,400	29,138
Glamis Gold Ltd. (A)*	4,400	75,344
Goldcorp Inc. (A)*	2,700	42,951
Golden Star Resources Ltd. (A)*	8,500	26,363
Guinor Gold Corporation (A)*	65,000	50,400
Hydrogenics Corporation (A)*	5,600	19,928
IAMGOLD Corporation (A)	6,800	45,899
Inco Limited (A)	1,600	60,268
Kinross Gold Corporation (A)*	17,100	104,677
Placer Dome Inc. (A)	5,200	79,579
Precision Drilling Corporation (A)*	2,700	106,418
Rio Narcea Gold Mines, Ltd. (A)*	8,500	13,667
Savanna Energy Services Corp. (A)*	2,000	31,587
Trican Well Service Ltd. (A)*	2,800	68,834
Western Oil Sands Inc., Class A (A)*	3,800	73,785
zed.i solutions inc. (A)*	13,600	19,647
ZENON Environmental Inc. (A)*	2,000	40,353
		1,206,432
Cayman Islands - 1.18%
Noble Corporation	1,100	67,661

China - 7.64%
Aluminum Corporation of China Limited, ADR	1,900	104,443
China Petroleum & Chemical Corporation, ADR	3,300	128,766
China Shenhua Energy Company Limited, H shares (A)*	51,000	49,221
China Shenhua Energy Company Limited, H shares (A)(B)*	14,000	13,512
Sino-Forest Corporation, Class A (A)*	19,000	42,801
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	96,000	90,799
Yanzhou Coal Mining Company Limited, Class H (A)	8,400	6,594
		436,136
France - 1.02%
Total S.A., ADR	500	58,425

India - 0.82%
Reliance Industries Limited, GDR (B)	1,600	46,576

Mexico - 0.45%
Cemex, S.A. de C.V., ADR	600	25,452

Peru - 2.62%
Compania de Minas Buenaventura S.A.A., ADR	6,500	149,435

Russia - 0.26%
OAO LUKOIL, ADR	400	14,780

South Africa - 5.28%
AngloGold Ashanti Limited, ADR	3,100	110,763
Gold Fields Limited, ADR	2,400	27,240
Impala Platinum Holdings Limited (A)	1,300	116,680
Mvelaphanda Resources Limited (A)*	20,300	46,542
		301,225
South Korea - 0.51%
Honam Petrochemical Corp. (A)*	700	29,265

Thailand - 2.37%
Thai Oil Public Company Limited (A)	87,900	135,067

United Kingdom - 2.06%
Highland Gold Mining Limited (A)	12,400	35,992
Randgold Resources Limited, ADR*	5,800	81,461
		117,453
United States - 26.76%
Air Products and Chemicals, Inc.	600	36,180
Arch Coal, Inc.	2,700	147,069
Atwood Oceanics, Inc.*	800	49,248
Century Aluminum Company*	4,700	95,810
Dow Chemical Company (The)	1,100	48,983
du Pont (E.I.) de Nemours and Company	1,600	68,816
Exxon Mobil Corporation	700	40,229
FMC Technologies, Inc.*	1,800	57,546
Huntsman Corporation*	5,100	103,377
KFx Inc.*	700	10,003
Massey Energy Company	3,200	120,704
Maverick Tube Corporation*	800	23,840
Nalco Holdings LLC*	1,300	25,519
National-Oilwell, Inc.*	300	14,262
Offshore Logistics, Inc.*	2,600	85,384
Patterson-UTI Energy, Inc.	5,100	141,959
Peabody Energy Corporation	2,700	140,508
Plug Power Inc.*	1,500	10,283
Praxair, Inc.	1,400	65,240
Premcor Inc.	700	51,926
Smith International, Inc.	2,100	133,770
streetTRACKS Gold Trust*	300	13,026
Transocean Inc.*	800	43,176
		1,526,858

TOTAL COMMON STOCKS - 85.13%		$4,857,936

(Cost: $4,764,630)
SHORT-TERM SECURITY - 22.08%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.4% Repurchase Agreement dated 6-30-05 to be repurchased at $1,260,084 on 7-1-05 (C)	$1,260	$1,260,000
(Cost: $1,260,000)

TOTAL INVESTMENT SECURITIES - 107.21%		$6,117,936

(Cost: $6,024,630)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (7.21%)		(411,680)

NET ASSETS - 100.00%		$5,706,256

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $60,088 or 1.05% of net assets.
(C)Collateralized by $1,278,193 United States Treasury Note, 3.375% due 2-15-07; market value and accrued interest aggregate $1,294,462.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GLOBAL NATURAL RESOURCES PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $4,765)	$4,858
Repurchase Agreement (cost - $1,260)	1,260

	6,118
Cash	1
Receivables:
Portfolio shares sold	241
Investment securities sold	51
Dividends and interest	3
Prepaid and other assets	24

Total assets	6,438

LIABILITIES
Payable for investment securities purchased	730
Accrued shareholder servicing (Note 2)	1
Accrued management fee (Note 2)	-	*
Accrued service fee (Note 2)	-	*
Payable to Portfolio shareholders	-	*
Other	1

Total liabilities	732

Total net assets	$5,706

NET ASSETS
$0.001 par value capital stock:
Capital stock	$1
Additional paid-in capital	5,616
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	-	*
Accumulated undistributed net realized loss on investment transactions	(3)
Net unrealized appreciation in value of investments	92

Net assets applicable to outstanding units of capital	$5,706

Net asset value, redemption and offering price per share	$5.2318

Capital shares outstanding	1,091
Capital shares authorized	60,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For the Period from April 28, 2005 (1) through June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$4
Interest and amortization	2

Total income	6

Expenses (Note 2):
Investment management fee	4
Legal fees	3
Service fee	1
Shareholder servicing	- *
Custodian fees	- *

Total expenses	8

Net investment loss	(2)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(3)
Realized net gain on foreign currency transactions	2

Realized net loss on investments	(1)
Unrealized appreciation in value of investments during the period	92

Net gain on investments	91

Net increase in net assets resulting from operations	$89

*Not shown due to rounding.
(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For the Period from April 28, 2005 (1) through June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(2)
Realized net loss on investments	(1)
Unrealized appreciation	92

Net increase in net assets resulting from operations	89

Distributions to shareholders from (Note 1E): (2)
Net investment income	(-)
Realized gains on investment transactions	(-)

(-)

Capital share transactions (3)	5,617

Total increase	5,706
NET ASSETS
Beginning of period	-

End of period	$5,706

Undistributed net investment income	$- *

(1)Commencement of operations.
(2)See "Financial Highlights" on page 80.

(3)Shares issued from sale of shares	1,096
Shares issued from reinvestment of dividend and/or capital gains distribution	-
Shares redeemed	(5)

Increase in outstanding capital shares	1,091

Value issued from sale of shares	$5,643
Value issued from reinvestment of dividend and/or capital gains distribution	-
Value redeemed	(26)

Increase in outstanding capital	$5,617

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-28-05(1) through 6-30-05

Net asset value, beginning of period	$5.0000

Income (loss) from investment operations:
Net investment loss	(0.0014)
Net realized and unrealized gain on investments	0.2332

Total from investment operations	0.2318

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.2318

Total return	4.64%
Net assets, end of period (in millions)	$6
Ratio of expenses to average net assets	2.19	%(2)
Ratio of net investment loss to average net assets	-0.40	%(2)
Portfolio turnover rate	12%

(1)Commencement of operations.
(2) Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Growth Portfolio had net assets totaling $1,195,640,434 invested in a diversified portfolio of:

97.88%	Common Stocks
2.12%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Health Care Stocks	$22.23
Technology Stocks	$17.43
Financial Services Stocks	$17.29
Multi-Industry Stocks	$8.46
Business Equipment and Services Stocks	$7.51
Retail Stocks	$7.05
Energy Stocks	$6.46
Miscellaneous Stocks	$4.85
Consumer Nondurables Stocks	$3.74
Consumer Services Stocks	$2.86
Cash and Cash Equivalents	$2.12

The Investments of Growth Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.07%
United Technologies Corporation	250,000	$12,837,500

Business Equipment and Services - 2.02%
Robert Half International Inc.	470,000	11,735,900
Staples, Inc.	584,400	12,444,798
		24,180,698
Chemicals - Petroleum and Inorganic - 1.97%
Monsanto Company	375,000	23,576,250

Communications Equipment - 1.46%
Cisco Systems, Inc.*	910,584	17,387,602

Computers - Micro - 2.88%
Dell Inc.*	871,740	34,385,784

Computers - Peripherals - 6.13%
EMC Corporation*	850,000	11,653,500
Microsoft Corporation	1,891,900	46,966,418
Oracle Corporation*	1,115,000	14,723,575
		73,343,493
Consumer Electronics - 0.72%
Harman International Industries, Incorporated	105,600	8,591,616

Defense - 2.45%
General Dynamics Corporation	267,300	29,280,042

Electronic Components - 3.44%
Linear Technology Corporation	302,200	11,086,207
Maxim Integrated Products, Inc.	228,172	8,712,748
Microchip Technology Incorporated	718,600	21,313,676
		41,112,631
Finance Companies - 3.97%
SLM Corporation	934,400	47,467,520

Health Care - Drugs - 8.37%
Alcon, Inc.	172,100	18,819,135
Allergan, Inc.	115,500	9,845,220
Genentech, Inc.*	330,000	26,492,400
Gilead Sciences, Inc.*	369,400	16,251,753
Pfizer Inc.	1,040,835	28,706,229
		100,114,737
Health Care - General - 6.79%
DENTSPLY International Inc.	190,000	10,260,950
Johnson & Johnson	723,300	47,014,500
Zimmer Holdings, Inc.*	313,400	23,871,678
		81,147,128
Hospital Supply and Management - 7.07%
Medtronic, Inc.	476,900	24,698,651
Stryker Corporation	295,000	14,030,200
UnitedHealth Group Incorporated	877,600	45,758,064
		84,486,915
Hotels and Gaming - 1.79%
Starwood Hotels & Resorts Worldwide, Inc.	365,000	21,378,050

Household - General Products - 3.74%
Colgate-Palmolive Company	225,000	11,229,750
Procter & Gamble Company (The)	635,000	33,496,250
		44,726,000
Leisure Time Industry - 1.07%
Carnival Corporation	235,000	12,819,250

Motor Vehicle Parts - 1.22%
Danaher Corporation	278,900	14,597,626

Multiple Industry - 8.46%
General Electric Company	1,206,400	41,801,760
Google Inc., Class A*	139,200	40,944,984
Las Vegas Sands, Inc.*	175,300	6,266,975
Research In Motion Limited*	165,000	12,171,225
		101,184,944
Petroleum - Services - 6.46%
Baker Hughes Incorporated	363,900	18,617,124
Schlumberger Limited	385,000	29,236,900
Smith International, Inc.	461,400	29,391,180
		77,245,204
Retail - Food Stores - 3.49%
Walgreen Co.	906,400	41,685,336

Retail - General Merchandise - 0.77%
Kohl's Corporation*	165,000	9,225,150

Retail - Specialty Stores - 2.79%
Advance Auto Parts, Inc.*	230,000	14,846,500
Home Depot, Inc. (The)	474,997	18,477,383
		33,323,883
Security and Commodity Brokers - 13.32%
American Express Company	211,500	11,258,145
Chicago Mercantile Exchange Holdings Inc.	128,000	37,824,000
Franklin Resources, Inc.	410,500	31,600,290
Goldman Sachs Group, Inc. (The)	232,600	23,729,852
Legg Mason, Inc.	352,600	36,709,186
Moody's Corporation	200,000	8,992,000
T. Rowe Price Group, Inc.	146,000	9,143,250
		159,256,723
Timesharing and Software - 5.49%
Automatic Data Processing, Inc.	640,000	26,860,800
eBay Inc.*	298,100	9,847,734
Paychex, Inc.	545,000	17,720,675
Yahoo! Inc.*	325,000	11,259,625
		65,688,834
Trucking and Shipping - 0.94%
Expeditors International of Washington, Inc.	225,600	11,236,008

TOTAL COMMON STOCKS - 97.88%		$1,170,278,924

(Cost: $948,047,606)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.50%
Caterpillar Inc.,
3.25%, 7-8-05	$6,000	5,996,208

Chemicals - Specialty - 0.68%
Air Products and Chemicals, Inc.,
3.38%, 7-1-05	8,100	8,100,000

Food and Related - 0.33%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	4,000	3,995,306

Household - General Products - 0.31%
Fortune Brands Inc.,
3.41%, 7-1-05	3,755	3,755,000

Multiple Industry - 0.54%
Detroit Edison Co.,
3.33%, 7-5-05	6,407	6,404,629

TOTAL SHORT-TERM SECURITIES - 2.36%		$28,251,143

(Cost: $28,251,143)

TOTAL INVESTMENT SECURITIES - 100.24%		$1,198,530,067

(Cost: $976,298,749)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.24%)		(2,889,633)

NET ASSETS - 100.00%		$1,195,640,434

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GROWTH PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $976,299) (Notes 1 and 3)	$1,198,530
Cash	-	*
Receivables:
Investment securities sold	1,494
Dividends and interest	851
Portfolio shares sold	677
Prepaid and other assets	19

Total assets	1,201,571

LIABILITIES
Payable for investment securities purchased	4,871
Payable to Portfolio shareholders	933
Accrued management fee (Note 2)	23
Accrued accounting services fee (Note 2)	21
Accrued shareholder servicing (Note 2)	10
Accrued service fee (Note 2)	8
Other	65

Total liabilities	5,931

Total net assets	$1,195,640

NET ASSETS
$0.001 par value capital stock:
Capital stock	$141
Additional paid-in capital	1,230,126
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	477
Accumulated undistributed net realized loss on investment transactions	(257,335)
Net unrealized appreciation in value of investments	222,231

Net assets applicable to outstanding units of capital	$1,195,640

Net asset value, redemption and offering price per share	$8.4818

Capital shares outstanding	140,965
Capital shares authorized	300,000
*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $25)	$5,997
Interest and amortization	402

Total income	6,399

Expenses (Note 2):
Investment management fee	4,094
Service fee	1,479
Accounting services fee	124
Custodian fees	19
Audit fees	16
Legal fees	15
Shareholder servicing	14
Other	161

Total expenses	5,922

Net investment income	477

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	46,146
Unrealized depreciation in value of investments during the period	(32,641)

Net gain on investments	13,505

Net increase in net assets resulting from operations	$13,982

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

DECREASE IN NET ASSETS
Operations:
Net investment income	$477	$3,406
Realized net gain on investments	46,146	48,990
Unrealized depreciation	(32,641)	(13,798)

Net increase in net assets resulting from operations	13,982	38,598

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(3,383)
Realized gains on investment transactions	(-)	(-)

	(-)	(3,383)

Capital share transactions (2)	(70,484)	(66,016)

Total decrease	(56,502)	(30,801)
NET ASSETS
Beginning of period	1,252,142	1,282,943

End of period	$1,195,640	$1,252,142

Undistributed net investment income	$477	$- *

(1)See "Financial Highlights" on page 89.

(2)Shares issued from sale of shares	2,933	9,948
Shares issued from reinvestment of dividend and/or capital gains distribution	-	404
Shares redeemed	(11,517)	(18,672)

Decrease in outstanding capital shares	(8,584)	(8,320)

Value issued from sale of shares	$24,108	$80,227
Value issued from reinvestment of dividend and/or capital gains distribution	-	3,383
Value redeemed	(94,592)	(149,626)

Decrease in outstanding capital	$(70,484)	$(66,016)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$8.3728	$8.1267	$6.6041	$8.3923	$9.8831	$10.8751

Income (loss) from investment operations:
Net investment income (loss)	0.0034	0.0228	(0.0048)	0.0009	0.0246	0.0163
Net realized and unrealized gain (loss) on investments	0.1056	0.2460	1.5275	(1.7882)	(1.4417)	0.1375

Total from investment operations	0.1090	0.2688	1.5227	(1.7873)	(1.4171)	0.1538

Less distributions from:
Net investment income	(0.0000)	(0.0227)	(0.0001)	(0.0009)	(0.0246)	(0.0163)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0491)	(1.1295)

Total distributions	(0.0000)	(0.0227)	(0.0001)	(0.0009)	(0.0737)	(1.1458)

Net asset value, end of period	$8.4818	$8.3728	$8.1267	$6.6041	$8.3923	$9.8831

Total return	1.30%	3.31%	23.06%	-21.30%	-14.34%	1.41%
Net assets, end of period (in millions)	$1,196	$1,252	$1,283	$705	$995	$1,256
Ratio of expenses to average net assets	1.00	% (1)	1.00%	0.99%	0.99%	0.97%	0.96%
Ratio of net investment income (loss) to average net assets	0.08	% (1)	0.27%	-0.09%	0.01%	0.27%	0.14%
Portfolio turnover rate	29%	81%	59%	41%	51%	57%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF HIGH INCOME PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target High Income Portfolio had net assets totaling $188,869,474 invested in a diversified portfolio of:

89.96%	Corporate Debt Securities
6.47%	Cash and Cash Equivalents
3.57%	Common and Preferred Stocks, Right and Warrants

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Utilities Bonds	$12.72
Capital Goods Bonds	$10.64
Consumer Services Bonds	$10.64
Consumer Nondurables Bonds	$9.61
Financial Services Bonds	$8.70
Health Care Bonds	$7.67
Retail Bonds	$6.54
Cash and Cash Equivalents	$6.47
Technology Bonds	$4.51
Common and Preferred Stocks, Right and Warrants	$3.57
Raw Materials Bonds	$3.53
Shelter Bonds	$3.30
Energy Bonds	$3.26
Multi-Industry Bonds	$2.83
Consumer Durables Bonds	$2.62
Business Equipment and Services Bonds	$2.28
Transportation Bonds	$1.11

On June 30, 2005, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

BB	8.26%
B	60.44%
Below B	20.30%
Non-rated	0.96%
Cash and Cash Equivalents and Equities	10.04%

The Investments of High Income Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Broadcasting - 0.09%
Citadel Broadcasting Corporation*	15,000	$171,750

Chemicals - Petroleum and Inorganic - 0.27%
UAP Holding Corp.	30,425	503,534

Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	5,000

Health Care - General - 0.07%
Encore Medical Corporation*	25,000	139,500

Hospital Supply and Management - 0.82%
Psychiatric Solutions, Inc.*	15,000	729,825
Triad Hospitals, Inc.*	15,000	819,600
		1,549,425
Multiple Industry - 0.99%
Dollar Financial Corp.*	37,500	402,563
Huntsman Corporation*	37,500	760,125
Mueller Holdings (N.A.), Inc., Warrants (A)*	2,000	700,500
		1,863,188
Petroleum - International - 0.11%
Forest Oil Corporation*	5,000	210,000

Petroleum - Services - 0.31%
BJ Services Company	2,500	131,200
Baker Hughes Incorporated	5,000	255,800
Schlumberger Limited	2,500	189,850
		576,850
Timesharing and Software - 0.32%
Alliance Data Systems Corporation*	15,000	608,400

Utilities - Gas and Pipeline - 0.25%
Williams Companies, Inc. (The)	25,000	475,000

Utilities - Telephone - 0.08%
GT Group Telecom, Inc., Warrants (A)(B)*	300	-	**
US Unwired Inc.*	25,280	146,624
		146,624

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 3.31%		$6,249,271

(Cost: $5,459,282)

PREFERRED STOCKS

Apparel - 0.25%
Anvil Holdings, Inc., 13.0%*	65,627	475,793

Broadcasting - 0.01%
Adelphia Communications Corporation, 13.0%	12,500	9,375

TOTAL PREFERRED STOCKS - 0.26%		$485,168

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.21%
Argo-Tech Corporation,
9.25%, 6-1-11	$200	217,000
BE Aerospace, Inc.,
8.5%, 10-1-10	50	55,250
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	200	213,000
Esterline Technologies Corporation,
7.75%, 6-15-13	750	795,000
L-3 Communications Corporation,
6.125%, 1-15-14	1,000	1,000,000
		2,280,250
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	300	296,250

Beverages - 0.57%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,072,500

Broadcasting - 4.50%
CCH II and CCH II Capital,
10.25%, 9-15-10	1,000	1,011,250
Cablevision Systems Corporation,
7.88%, 4-1-09	1,000	1,002,500
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
0.0%, 5-15-11 (C)	1,000	662,500
0.0%, 1-15-12 (C)	500	288,750
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	995,000
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	542,500
Insight Communications Company, Inc.,
0.0%, 2-15-11 (C)	1,500	1,503,750
NTL Cable PLC,
8.75%, 4-15-14	375	390,469
Spanish Broadcasting System, Inc.,
9.625%, 11-1-09	2,015	2,113,231
		8,509,950
Business Equipment and Services - 2.28%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	600	636,750
Allied Waste North America, Inc.,
8.5%, 12-1-08	1,000	1,048,750
Carriage Services, Inc.,
7.875%, 1-15-15 (A)	150	158,250
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
6.66%, 12-15-11 (A)	150	148,500
8.0%, 12-15-14 (A)	150	144,000
Service Corporation International,
7.0%, 6-15-17 (A)	300	308,250
Vertis, Inc.:
9.75%, 4-1-09	150	156,000
10.875%, 6-15-09	1,000	955,000
13.5%, 12-7-09 (A)	1,000	746,250
		4,301,750
Capital Equipment - 2.34%
Case New Holland Inc.,
9.25%, 8-1-11 (A)	2,000	2,100,000
IMCO Recycling Inc.,
10.375%, 10-15-10	775	850,563
Mueller Group, Inc.:
7.96%, 11-1-11	300	307,500
10.0%, 5-1-12	900	945,000
Simmons Company,
0.0%, 12-15-14 (A)(C)	500	225,000
		4,428,063
Chemicals - Petroleum and Inorganic - 1.09%
Compression Polymers Holding Corporation,
10.5%, 7-1-13 (A)	300	300,000
PolyOne Corporation,
10.625%, 5-15-10	500	528,750
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	575	618,125
UAP Holding Corp.,
0.0%, 7-15-12 (C)	750	615,000
		2,061,875
Chemicals - Specialty - 1.81%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,600	1,400,000
0.0%, 6-1-13 (C)	1,750	1,461,250
Ethyl Corporation,
8.875%, 5-1-10	250	259,062
PQ Corporation,
7.5%, 2-15-13 (A)	300	294,750
		3,415,062
Coal - 0.71%
James River Coal Company,
9.375%, 6-1-12	550	563,750
Southern Star Central Corp.,
8.5%, 8-1-10	750	787,500
		1,351,250
Computers - Peripherals - 2.02%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,325	1,668,188
Activant Solutions Inc.:
9.09%, 4-1-10 (A)	500	517,500
10.5%, 6-15-11	1,500	1,627,500
		3,813,188
Construction Materials - 7.17%
Ames True Temper, Inc.:
7.14063%, 1-15-12	2,500	2,375,000
10.0%, 7-15-12	1,175	945,875
Associated Materials Incorporated,
9.75%, 4-15-12	525	543,375
Brand Services, Inc.,
12.0%, 10-15-12	650	695,500
Builders FirstSource, Inc.,
7.68708%, 2-15-12 (A)	1,200	1,194,000
Interface, Inc.:
7.3%, 4-1-08	1,000	1,020,000
10.375%, 2-1-10	445	489,500
9.5%, 2-1-14	1,250	1,275,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,750	1,916,250
MAAX Corporation,
9.75%, 6-15-12	500	441,250
Nortek, Inc.,
8.5%, 9-1-14	900	837,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	1,750	1,478,750
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	75	76,875
WII Components, Inc.,
10.0%, 2-15-12	250	246,250
		13,534,625
Containers - 3.70%
Alltrista Corporation,
9.75%, 5-1-12	250	263,437
Constar International Inc.,
6.64313%, 2-15-12 (A)	400	382,000
Crown European Holdings:
9.5%, 3-1-11	1,000	1,105,000
10.875%, 3-1-13	50	58,750
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12 (A)	150	151,500
9.875%, 10-15-14 (A)	300	300,750
MDP Acquisitions plc,
9.625%, 10-1-12	900	900,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	826,875
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,593,750
Pliant Corporation,
11.625%, 6-15-09 (A)	383	409,749
		6,991,811
Defense - 0.72%
Armor Holdings, Inc.,
8.25%, 8-15-13	1,250	1,351,562

Electrical Equipment - 0.83%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	1,150	1,023,500
Rexnord Corporation,
10.125%, 12-15-12	500	547,500
		1,571,000
Electronic Instruments - 0.56%
Aavid Thermal Technologies, Inc.,
12.75%, 2-1-07	1,000	1,058,750

Finance Companies - 8.70%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
7.535%, 12-15-10 (A)	1,500	1,458,750
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
8.375%, 3-15-13	699	774,142
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	2,500	2,500,000
Goodman Global Holdings, Inc.:
6.62125%, 6-15-12 (A)	150	147,750
7.875%, 12-15-12 (A)	1,100	1,017,500
IWO Escrow Company:
6.89063%, 1-15-12 (A)	150	148,875
0.0%, 1-15-15 (A)(C)	600	393,000
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	317,250
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,050,000
NTK Holdings, Inc.,
0.0%, 3-1-14 (A)(C)	1,529	718,630
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	1,500	1,035,000
Refco Finance Holdings LLC and Refco Finance Inc.,
9.0%, 8-1-12	1,500	1,590,000
Standard Aero Holdings, Inc.,
8.25%, 9-1-14 (A)	750	791,250
Tabletop Holdings, Inc.,
0.0%, 5-15-14 (A)(C)	2,000	700,000
Toll Corp.,
8.25%, 12-1-11	890	956,750
Vanguard Health Holding Company I, LLC and Vanguard Holding Company I, Inc.,
0.0%, 10-1-15 (C)	1,000	710,000
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	1,000	1,080,000
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	1,035,000
		16,423,897
Food and Related - 3.98%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	860	922,350
Doane Pet Care Company:
9.75%, 5-15-07	1,000	972,500
10.75%, 3-1-10	700	740,250
Gold Kist Inc.,
10.25%, 3-15-14	650	734,500
Merisant Company,
10.25%, 7-15-13 (A)	450	319,500
Pierre Merger Corp.,
9.875%, 7-15-12	1,750	1,806,875
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,250	2,013,750
		7,509,725
Forest and Paper Products - 3.15%
Buckeye Technologies Inc.:
8.0%, 10-15-10	1,250	1,200,000
8.5%, 10-1-13	1,250	1,275,000
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	300	304,500
Georgia-Pacific Corporation,
8.875%, 5-15-31	940	1,163,250
Mercer International Inc.,
9.25%, 2-15-13	1,500	1,200,000
Tembec Industries Inc.,
8.625%, 6-30-09	1,000	815,000
		5,957,750
Health Care - General - 3.59%
Ardent Health Services, Inc.,
10.0%, 8-15-13	1,750	2,115,312
Encore Medical IHC, Inc.,
9.75%, 10-1-12	1,500	1,455,000
Eye Care Centers of America, Inc.,
10.75%, 2-15-15 (A)	1,000	895,000
MQ Associates, Inc.,
0.0%, 8-15-12 (C)	1,875	975,000
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12	300	322,500
Universal Hospital Services, Inc.,
10.125%, 11-1-11	1,000	1,010,000
		6,772,812
Homebuilders, Mobile Homes - 0.15%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	300	279,000

Hospital Supply and Management - 4.08%
EGL Acquisition Corp.,
7.625%, 2-1-15 (A)	600	594,000
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	1,467	1,628,370
7.75%, 7-15-15 (A)	1,575	1,575,000
Rural/Metro Corporation,
0.0%, 3-15-16 (A)(C)	1,700	850,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	375	371,250
US Oncology Holdings, Inc.,
8.62%, 3-15-15 (A)	1,250	1,165,625
US Oncology, Inc.:
9.0%, 8-15-12	250	267,500
10.75%, 8-15-14	150	163,500
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,000	1,100,000
		7,715,245
Hotels and Gaming - 1.50%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,250	1,443,750
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	850	884,000
Station Casinos, Inc.,
6.875%, 3-1-16 (A)	500	513,750
		2,841,500
Household - General Products - 1.36%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,075,900
Southern States Cooperative, Inc.,
10.5%, 11-1-10 (A)	1,500	1,492,500
		2,568,400
Leisure Time Industry - 0.36%
Equinox Holdings, Inc.,
9.0%, 12-15-09	650	671,125

Mining - 0.47%
Compass Minerals Group, Inc.,
10.0%, 8-15-11	818	891,620

Motion Pictures - 2.49%
AMC Entertainment Inc.:
7.51813%, 8-15-10	350	361,812
9.5%, 2-1-11	1,000	981,250
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	453,125
Cinemark USA, Inc.,
9.0%, 2-1-13	352	361,680
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,000	1,330,000
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	1,250	1,209,375
		4,697,242
Motor Vehicle Parts - 0.68%
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	1,250	1,293,750

Motor Vehicles - 1.94%
ADESA, Inc.,
7.625%, 6-15-12	300	304,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	500	505,000
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,262,500
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,601,250
		3,673,250
Multiple Industry - 2.83%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	150	159,750
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	607,500
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,030,000
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	425	399,500
Commercial Vehicle Group, Inc.,
8.0%, 7-1-13 (A)	150	153,000
Dollar Financial Group, Inc.,
9.75%, 11-15-11 (A)	400	412,500
K&F Acquisition, Inc.,
7.75%, 11-15-14	300	306,750
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14 (C)	2,500	1,825,000
Viasystems, Inc.,
10.5%, 1-15-11	500	460,000
		5,354,000
Non-Residential Construction - 0.30%
National Waterworks, Inc.,
10.5%, 12-1-12	500	562,500

Petroleum - Domestic - 1.15%
Delta Petroleum Corporation,
7.0%, 4-1-15 (A)	150	141,000
EXCO Resources, Inc.,
7.25%, 1-15-11	900	900,000
Frontier Oil Corporation,
6.625%, 10-1-11	150	154,500
KCS Energy, Inc.,
7.125%, 4-1-12	150	153,000
Stone Energy Corporation,
6.75%, 12-15-14	375	364,688
Whiting Petroleum Corporation,
7.25%, 5-1-12	450	461,250
		2,174,438
Petroleum - Services - 1.40%
Hanover Compressor Company:
0.0%, 3-31-07	1,000	880,000
8.625%, 12-15-10	500	528,750
9.0%, 6-1-14	150	159,750
Parker Drilling Company,
9.625%, 10-1-13	250	281,875
SESI, L.L.C.,
8.875%, 5-15-11	750	800,625
		2,651,000
Publishing - 1.79%
Dex Media, Inc.:
0.0%, 11-15-13 (C)	1,500	1,207,500
8.0%, 11-15-13	1,000	1,062,500
Dex Media West LLC and Dex Media West Finance Co.,
9.875%, 8-15-13	977	1,113,780
		3,383,780
Railroad - 1.11%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	900	929,250
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	1,125	1,170,000
		2,099,250
Restaurants - 0.98%
Carrols Corporation,
9.0%, 1-15-13 (A)	150	151,875
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	727,500
Landry's Restaurants, Inc.,
7.5%, 12-15-14	1,000	967,500
		1,846,875
Retail - Food Stores - 3.06%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	945	992,250
Rite Aid Corporation:
7.125%, 1-15-07	1,500	1,503,750
8.125%, 5-1-10	1,000	1,030,000
Roundy's, Inc.,
8.875%, 6-15-12	1,000	1,030,000
Stater Bros. Holdings Inc.:
6.91%, 6-15-10	500	495,000
8.125%, 6-15-12	750	731,250
		5,782,250
Retail - General Merchandise - 0.42%
Interline Brands, Inc.,
11.5%, 5-15-11	325	357,500
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	429,000
		786,500
Retail - Specialty Stores - 2.08%
CSK Auto, Inc.,
7.0%, 1-15-14	350	334,250
FTD, Inc.,
7.75%, 2-15-14	487	477,260
General Nutrition Centers, Inc.,
8.5%, 12-1-10	200	160,000
Jean Coutu Group (PJC) Inc. (The),
7.625%, 8-1-12	1,000	1,032,500
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	1,000	985,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	932,500
		3,921,510
Utilities - Electric - 0.08%
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	150	157,875

Utilities - Gas and Pipeline - 1.94%
ANR Pipeline Company,
8.875%, 3-15-10	500	548,464
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	813,750
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,096,928
Williams Companies, Inc. (The),
7.5%, 1-15-31	1,110	1,201,575
		3,660,717
Utilities - Telephone - 10.70%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09 (C)	1,000	1,102,500
8.5%, 1-31-12	750	786,562
American Tower Corporation,
9.375%, 2-1-09	1,085	1,137,894
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	300	319,500
MCI, Inc.:
6.908%, 5-1-07	281	284,864
7.688%, 5-1-09	314	326,953
8.735%, 5-1-14	240	269,100
Nextel Communications, Inc.:
6.875%, 10-31-13	1,500	1,603,125
7.375%, 8-1-15	750	810,000
Nextel Partners, Inc.,
8.125%, 7-1-11	1,750	1,898,750
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,000	1,022,500
Qwest Services Corporation and Qwest Communications International Inc.:
13.5%, 12-15-10	1,500	1,732,500
14.0%, 12-15-14	1,500	1,818,750
SBA Communications Corporation,
8.5%, 12-1-12	1,100	1,185,250
SBA Communications Corporation and SBA Telecommunications, Inc.,
0.0%, 12-15-11 (C)	783	720,360
SpectraSite, Inc.,
8.25%, 5-15-10	2,000	2,120,000
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	450	455,625
Triton PCS, Inc.:
8.75%, 11-15-11	950	672,125
8.5%, 6-1-13	600	553,500
US Unwired Inc.:
7.66%, 6-15-10	400	411,000
10.0%, 6-15-12	575	639,688
Ubiquitel Operating Company,
9.875%, 3-1-11	300	329,250
		20,199,796

TOTAL CORPORATE DEBT SECURITIES - 89.96%		$169,913,693

(Cost: $168,034,084)

SHORT-TERM SECURITIES

Capital Equipment - 1.05%
Deere (John) Capital Corporation,
3.32%, 7-27-05	2,000	1,995,204

Food and Related - 1.06%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.33%, 7-13-05	2,000	1,997,780

Forest and Paper Products - 1.35%
Sonoco Products Co.,
3.44%, 7-1-05	2,559	2,559,000

Health Care - General - 2.29%
Baxter International Inc.:
3.3%, 7-5-05	3,000	2,998,900
3.32%, 7-5-05	1,323	1,322,512
		4,321,412
Railroad - 1.59%
Union Pacific Corporation,
3.17%, 7-8-05	3,000	2,998,151

TOTAL SHORT-TERM SECURITIES - 7.34%		$13,871,547

(Cost: $13,871,547)

TOTAL INVESTMENT SECURITIES - 100.87%		$190,519,679

(Cost: $189,306,941)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.87%)		(1,650,205)

NET ASSETS - 100.00%		$188,869,474

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At June 30, 2005, the total value of these securities amounted to $28,381,004 or 15.03% of net assets.
(B)Security valued in good faith by the Valuation Committee of the Board of Directors. See Note 1 to financial statements.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      HIGH INCOME PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $189,307) (Notes 1 and 3)	$190,520
Receivables:
Dividends and interest	2,963
Portfolio shares sold	7
Prepaid and other assets	3

Total assets	193,493

LIABILITIES
Payable for investment securities purchased	4,500
Payable to Portfolio shareholders	70
Accrued accounting services fee (Note 2)	6
Due to custodian	4
Accrued management fee (Note 2)	3
Accrued shareholder servicing (Note 2)	2
Accrued service fee (Note 2)	1
Other	38

Total liabilities	4,624

Total net assets	$188,869

NET ASSETS
$0.001 par value capital stock:
Capital stock	$55
Additional paid-in capital	215,725
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	6,816
Accumulated undistributed net realized loss on investment transactions	(34,940)
Net unrealized appreciation in value of investments	1,213

Net assets applicable to outstanding units of capital	$188,869

Net asset value, redemption and offering price per share	$3.4207

Capital shares outstanding	55,213
Capital shares authorized	120,000

See Notes to Financial Statements.

Statement of Operations
      HIGH INCOME PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$7,712
Dividends	8

Total income	7,720

Expenses (Note 2):
Investment management fee	587
Service fee	235
Accounting services fee	34
Audit fees	9
Custodian fees	7
Legal fees	3
Shareholder servicing	3
Other	26

Total expenses	904

Net investment income	6,816

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1,518
Unrealized depreciation in value of investments during the period	(8,781)

Net loss on investments	(7,263)

Net decrease in net assets resulting from operations	$(447)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      HIGH INCOME PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,816	$12,355
Realized net gain on investments	1,518	3,691
Unrealized appreciation (depreciation)	(8,781)	555

Net increase (decrease) in net assets resulting from operations	(447)	16,601

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(12,355)
Realized gains on investment transactions	(-)	(-)

	(-)	(12,355)

Capital share transactions (2)	(292)	20,894

Total increase (decrease)	(739)	25,140
NET ASSETS
Beginning of period	189,608	164,468

End of period	$188,869	$189,608

Undistributed net investment income (loss)	$6,816	$ (- )*

(1)See "Financial Highlights" on page 110.

(2) Shares issued from sale of shares	3,297	8,091
Shares issued from reinvestment of dividend and/or capital gains distribution	-	3,605
Shares redeemed	(3,402)	(5,656)

Increase (decrease) in outstanding capital shares	(105)	6,040

Value issued from sale of shares	$11,248	$27,927
Value issued from reinvestment of dividend and/or capital gains distribution	-	12,355
Value redeemed	(11,540)	(19,388)

Increase (decrease) in outstanding capital	$(292)	$20,894

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$3.4276	$3.3375	$2.9986	$3.3261	$3.3542	$4.1691

Income (loss) from investment operations:
Net investment income	0.1235	0.2391	0.2529	0.2602	0.3346	0.4107
Net realized and unrealized gain (loss) on investments	(0.1304)	0.0901	0.3389	(0.3275)	(0.0281)	(0.8149)

Total from investment operations	(0.0069)	0.3292	0.5918	(0.0673)	0.3065	(0.4042)

Less distributions from:
Net investment income	(0.0000)	(0.2391)	(0.2529)	(0.2602)	(0.3346)	(0.4107)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.2391)	(0.2529)	(0.2602)	(0.3346)	(0.4107)

Net asset value, end of period	$3.4207	$3.4276	$3.3375	$2.9986	$3.3261	$3.3542

Total return	-0.20%	9.86%	19.74%	-2.02%	9.18%	-9.73%
Net assets, end of period (in millions)	$189	$190	$164	$128	$116	$102
Ratio of expenses to average net assets	0.96	%(1)	0.96%	0.95%	0.95%	0.93%	0.96%
Ratio of net investment income to average net assets	7.25	%(1)	7.13%	7.99%	8.42%	9.60%	10.02%
Portfolio turnover rate	24%	83%	119%	85%	194%	119%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH PORTFOLIO
Portfolio Highlights

On June 30, 2005, W&R Target International Growth Portfolio had net assets totaling $179,430,248 invested in a diversified portfolio of:

92.78%	Common Stocks
7.22%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio was invested by geographic region and by industry, respectively, as follows:
Europe	$66.42
Pacific Basin	$20.38
Cash and Cash Equivalents	$7.22
Canada	$2.17
Other	$2.13
Mexico	$1.68

Financial Services Stocks	$24.70
Utilities Stocks	$10.66
Capital Goods Stocks	$10.29
Energy Stocks	$9.91
Consumer Goods Stocks	$8.71
Health Care Stocks	$7.29
Cash and Cash Equivalents	$7.22
Technology Stocks	$5.93
Business Equipment and Services Stocks	$5.10
Retail Stocks	$3.56
Consumer Services Stocks	$2.89
Raw Materials Stocks	$2.42
Miscellaneous Stocks	$1.32

The Investments of International Growth Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Austria - 4.04%
Australia and New Zealand Banking Group Limited (A)	62,500	$1,034,756
Erste Bank der oesterreichischen Sparkassen AG (A)	44,100	2,207,909
Raiffeisen International Bank-Holding AG (A)*	34,500	2,204,918
Westpac Banking Corporation (A)	118,600	1,801,052
		7,248,635
Belgium - 1.16%
KBC Group NV (A)	26,300	2,078,385

Brazil - 0.29%
Gol Linhas Aereas Inteligentes S.A.	17,500	526,050

Canada - 2.17%
EnCana Corporation (A)	63,600	2,508,805
Shoppers Drug Mart Corporation (A)(B)	39,700	1,377,122
		3,885,927
France - 8.75%
BNP Paribas (A)	25,000	1,715,458
France Telecom (A)	60,700	1,774,773
Lafarge (A)	13,000	1,185,451
Pernod Ricard (A)	6,500	1,038,352
Sanofi-Aventis (A)	24,400	2,005,011
Sanofi-Aventis (A)(B)	7,000	575,208
Total S.A. (A)	17,300	4,067,954
VINCI (A)	40,000	3,330,470
		15,692,677
Germany - 9.72%
Allianz Aktiengesellschaft, Registered Shares (A)	20,900	2,407,911
BASF Aktiengesellschaft (A)	26,700	1,777,179
Bayerische Hypo- und Vereinsbank AG (A)*	104,800	2,726,823
Continental Aktiengesellschaft (A)	15,600	1,125,196
Deutsche Telekom AG, Registered Shares (A)	125,000	2,314,507
E.ON AG (A)	21,100	1,881,435
Fresenius AG (A)	4,700	538,648
SAP Aktiengesellschaft (A)	9,800	1,711,392
Siemens AG (A)	40,470	2,958,198
		17,441,289
Greece - 1.16%
Alpha Bank (A)(B)	78,000	2,080,479

Ireland - 4.24%
Anglo Irish Bank Corporation plc (Great Britian) (A)	276,546	3,430,429
Anglo Irish Bank Corporation plc (Ireland) (A)	200,000	2,480,910
CRH public limited company (A)	64,600	1,701,173
		7,612,512
Israel - 0.21%
VIZRT Ltd. (A)(B)*	60,000	384,844

Italy - 3.76%
Assicurazioni Generali SpA (A)	35,200	1,099,055
Banco Popolare di Verona e Novara S.c. a r.l. (A)	85,000	1,448,367
Eni S.p.A. (A)	124,500	3,210,776
Saipem S.p.A. (A)	72,800	981,462
		6,739,660
Japan - 19.09%
ACOM CO., LTD. (A)	18,900	1,211,604
Canon Inc. (A)	50,000	2,632,765
CREDIT SAISON CO., LTD. (A)	54,000	1,796,592
Dentsu Inc. (A)*	365	901,722
Honda Motor Co., Ltd. (A)	21,100	1,040,637
Hoya Corporation (A)	15,600	1,800,379
INPEX Corporation (A)(B)	106	600,198
Japan Tobacco Inc. (A)	145	1,934,902
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	200	1,696,871
Mitsubishi Corporation (A)	182,000	2,474,583
Mizuho Financial Group, Inc. (A)	195	882,608
Nihon Densan Kabushiki Kaisha (A)	17,600	1,862,988
Nomura Holdings, Inc. (A)	68,000	813,597
ORIX Corporation (A)	14,500	2,175,458
SMC Corporation (A)	17,100	1,865,567
Sega Sammy Holdings Inc. (A)	35,000	2,145,884
Shinsei Bank, Limited (A)(B)	257,000	1,385,682
TDK Corporation (A)*	13,000	886,124
Taisei Corporation (A)	240,000	809,305
Tokyo Electric Power Company, Incorporated (The) (A)	37,400	891,921
Tokyo Gas Co., Ltd. (A)	441,000	1,650,122
Toyota Motor Corporation (A)	77,900	2,788,414
		34,247,923
Mexico - 1.68%
Cemex, S.A. de C.V., ADR	47,695	2,023,222
Grupo Televisa, S.A., GDR	16,000	993,440
		3,016,662
Norway - 0.65%
Statoil ASA (A)	57,200	1,168,562

Russia - 0.99%
OAO LUKOIL, ADR	48,000	1,773,600

Singapore - 0.48%
DBS Group Holdings Ltd (A)	102,500	869,108

South Korea - 0.81%
LG Chem, Ltd. (A)*	40,000	1,461,576

Spain - 2.65%
Enagas, S.A. (A)	114,400	2,028,247
Fadesa Inmobiliaria, S.A. (A)	32,000	915,879
Gestevision Telecinco, S.A. (A)	39,000	913,749
Telefonica, S.A. (A)	54,600	894,681
		4,752,556
Switzerland - 11.54%
Baloise-Holding, Registered Shares (A)	17,300	863,920
Compagnie Financiere Richemont SA (A)	41,000	1,378,823
Holcim Ltd, Registered Shares (A)	40,500	2,464,888
Nestle S.A., Registered Shares (A)	10,900	2,789,638
Novartis AG, Registered Shares (A)	104,000	4,954,120
Roche Holdings AG, Genussschein (A)	22,000	2,784,332
Swatch Group Ltd (The), Bearer Shares (A)*	7,800	1,095,506
UBS AG (A)	44,450	3,468,321
Zurich Financial Services, Registered Shares (A)	5,300	913,109
		20,712,657
Turkey - 0.37%
Turkiye Garanti Bankasi Anonim Sirketi (A)	155,000	669,861

United Kingdom - 18.41%
ARM Holdings plc (A)*	437,000	886,717
BAE SYSTEMS plc (A)	185,000	951,303
BP p.l.c. (A)	428,000	4,455,385
British American Tobacco p.l.c. (A)	46,000	886,820
Capita Group Plc (The) (A)(B)	215,610	1,421,615
Carnival plc (A)	57,800	3,279,753
HBOS plc (A)*	40,000	616,703
IG Group Holdings plc (A)(B)*	194,000	509,219
NEXT plc (A)	64,500	1,743,871
Reckitt Benckiser plc (A)	91,322	2,691,576
Royal Bank of Scotland Group plc (The) (A)	106,659	3,221,962
Smith & Nephew plc (A)	226,000	2,231,132
Smiths Group plc (A)	56,000	922,080
tesco plc (A)	572,000	3,266,717
Vodafone Group Plc (A)	1,732,000	4,220,385
WPP Group plc (A)	167,700	1,726,189
		33,031,427
United States - 0.61%
Inco Limited	29,000	1,094,750

TOTAL COMMON STOCKS - 92.78%		$166,489,140

(Cost: $140,531,175)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 3.23%
Royal Bank of Scotland PLC (The),
3.285%, 7-12-05	$5,800	5,794,178

Finance Companies - 1.12%
Unilever Capital Corporation,
3.27%, 7-8-05	2,000	1,998,729

Household - General Products - 1.37%
Fortune Brands Inc.,
3.41%, 7-1-05	2,462	2,462,000

Security and Commodity Brokers - 1.14%
UBS Finance Delaware LLC,
3.39%, 7-1-05	2,045	2,045,000

TOTAL SHORT-TERM SECURITIES - 6.86%		$12,299,907

(Cost: $12,299,907)

TOTAL INVESTMENT SECURITIES - 99.64%		$178,789,047

(Cost: $152,831,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.36%		641,201

NET ASSETS - 100.00%		$179,430,248

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $8,334,367 or 4.64% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL GROWTH PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts) (Unaudited)

ASSETS
Investment securities - at value (cost - $152,831) (Notes 1 and 3)	$178,789
Cash	15
Receivables:
Dividends and interest	597
Investment securities sold	201
Portfolio shares sold	17
Prepaid and other assets	3

Total assets	179,622

LIABILITIES
Payable to Portfolio shareholders	136
Payable for investment securities purchased	14
Accrued accounting services fee (Note 2)	6
Accrued management fee (Note 2)	4
Accrued shareholder servicing (Note 2)	2
Accrued service fee (Note 2)	1
Other	29

Total liabilities	192

Total net assets	$179,430

NET ASSETS
$0.001 par value capital stock:
Capital stock	$28
Additional paid-in capital	213,100
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,694
Accumulated undistributed net realized loss on investment transactions	(61,340)
Net unrealized appreciation in value of investments	25,948

Net assets applicable to outstanding units of capital	$179,430

Net asset value, redemption and offering price per share	$6.5228

Capital shares outstanding	27,508
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands) (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $243)	$2,314
Interest and amortization	148

Total income	2,462

Expenses (Note 2):
Investment management fee	766
Service fee	225
Accounting services fee	33
Custodian fees	32
Audit fees	11
Shareholder servicing	3
Legal fees	2
Other	27

Total expenses	1,099

Net investment income	1,363

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	9,040
Realized net gain on foreign currency transactions	331

Realized net gain on investments	9,371
Unrealized depreciation in value of investments during the period	(14,424)

Net loss on investments	(5,053)

Net decrease in net assets resulting from operations	$(3,690)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL GROWTH PORTFOLIO
      (In Thousands) (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,363	$878
Realized net gain on investments	9,371	10,714
Unrealized appreciation (depreciation)	(14,424)	11,550

Net increase (decrease) in net assets resulting from operations	(3,690)	23,142

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(1,138)
Realized gains on investment transactions	(-)	(-)

	(-)	(1,138)

Capital share transactions (2)	(3,610)	(4,902)

Total increase (decrease)	(7,300)	17,102
NET ASSETS
Beginning of period	186,730	169,628

End of period	$179,430	$186,730

Undistributed net investment income (loss)	$1,694	$ (- )*

(1)See "Financial Highlights" on page 120.

(2) Shares issued from sale of shares	1,643	3,185
Shares issued from reinvestment of dividend and/or capital gains distribution	-	171
Shares redeemed	(2,200)	(4,178)

Decrease in outstanding capital shares	(557)	(822)

Value issued from sale of shares	$10,739	$19,125
Value issued from reinvestment of dividend and/or capital gains distribution	-	1,138
Value redeemed	(14,349)	(25,165)

Decrease in outstanding capital	$(3,610)	$(4,902)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period: (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$6.6534	$5.8722	$4.7683	$5.8536	$7.8610	$11.9354

Income (loss) from investment operations:
Net investment income	0.0616	0.0367	0.0833	0.0227	0.0498	0.0298
Net realized and unrealized gain (loss) on investments	(0.1922)	0.7853	1.1039	(1.0853)	(1.7977)	(2.8531)

Total from investment operations	(0.1306)	0.8220	1.1872	(1.0626)	(1.7479)	(2.8233)

Less distributions from:
Net investment income	(0.0000)	(0.0408)	(0.0833)	(0.0227)	(0.0419)	(0.0186)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.2176)	(1.2325)

Total distributions	(0.0000)	(0.0408)	(0.0833)	(0.0227)	(0.2595)	(1.2511)

Net asset value, end of period	6.5228	6.6534	5.8722	4.7683	5.8536	7.8610

Total return	-1.96%	14.00%	24.90%	-18.15%	-22.23%	-23.66%
Net assets, end of period (in millions)	$179	$187	$170	$139	$187	$266
Ratio of expenses to average net assets	1.22	% (1)	1.20%	1.24%	1.30%	1.25%	1.23%
Ratio of net investment income to average net assets	1.51	% (1)	0.59%	1.70%	0.41%	0.71%	0.31%
Portfolio turnover rate	39%	81%	131%	116%	100%	117%
(1) Annualized.

See Notes to Financial Statements.

SUMMARY OF INTERNATIONAL VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2005 W&R Target International Value Portfolio had net assets totaling $417,705,845 invested in a diversified portfolio of:

95.42%	Common Stocks
4.58%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio was invested by geographic region and by industry, respectively, as follows:
Europe	$49.20
Pacific Basin	$26.56
Scandinavia	$11.62
Cash and Cash Equivalents	$4.58
Canada	$3.34
Other	$1.58
Middle East	$1.15
Mexico	$1.08
Africa	$0.89

Utilities Stocks	$15.19
Financial Services Stocks	$11.78
Health Care Stocks	$9.93
Technology Stocks	$8.82
Raw Materials Stocks	$6.30
Multi-Industry Stocks	$5.75
Energy Stocks	$5.43
Shelter Stocks	$5.30
Consumer Nondurables Stocks	$5.02
Miscellaneous Stocks	$4.80
Retail Stocks	$4.60
Cash and Cash Equivalents	$4.58
Consumer Durables Stocks	$4.28
Consumer Services Stocks	$4.14
Capital Goods Stocks	$4.08

The Investments of International Value Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Australia - 3.42%
Iluka Resources Limited (A)	911,455	$5,224,311
National Australia Bank Limited (A)	233,800	5,474,313
Qantas Airways Limited (A)	857,600	2,199,953
Qantas Airways Limited (A)(B)	545,600	1,399,597
		14,298,174
Bermuda - 1.58%
ACE Limited	68,900	3,090,165
XL Capital Ltd, Class A	47,300	3,520,066
		6,610,231
Canada - 3.34%
BCE Inc. (A)	138,000	3,266,405
Barrick Gold Corporation (A)	276,200	6,898,237
Domtar Inc. (A)	510,680	3,776,331
		13,940,973
China - 1.05%
China Telecom Corporation Limited (A)	8,936,000	3,219,766
China Telecom Corporation Limited (A)(B)	3,240,000	1,167,417
		4,387,183
Denmark - 2.82%
Vestas Wind Systems A/S (A)*	709,667	11,785,132

Finland - 2.83%
Metso Corporation (A)	34,830	759,566
Stora Enso Oyj, Class R (A)	374,700	4,797,627
Stora Enso Oyj, Class R (A)	71,073	905,220
UPM-Kymmene Corporation (A)	279,540	5,368,810
		11,831,223
France - 4.66%
AXA (A)	227,853	5,699,705
SUEZ (A)	82,200	2,231,301
Sanofi-Aventis (A)	78,000	6,409,461
Total S.A. (A)	21,717	5,106,576
		19,447,043
Germany - 5.01%
Bayer Aktiengesellschaft (A)	125,900	4,208,299
Deutsche Post AG (A)	241,000	5,629,003
E.ON AG (A)	52,900	4,716,963
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	30,570	3,259,331
Volkswagen Aktiengesellschaft (A)	88,735	3,103,487
		20,917,083
Hong Kong - 2.97%
Bank of East Asia, Limited (The) (A)	896,000	2,646,146
Cheung Kong (Holdings) Limited (A)	485,000	4,727,673
Hutchison Whampoa Limited, Ordinary Shares (A)	556,100	5,027,155
		12,400,974
Israel - 1.15%
Check Point Software Technologies Ltd.*	241,410	4,788,367

Italy - 1.49%
Eni S.p.A. (A)	241,500	6,228,131

Japan - 7.67%
Hitachi, Ltd. (A)	702,000	4,266,054
KDDI CORPORATION (A)	1,067	4,935,272
Konica Minolta Holdings, Inc. (A)	251,000	2,344,568
Nintendo Co., Ltd. (A)	35,400	3,702,461
Nippon Telegraph and Telephone Corporation (A)	1,179	5,049,364
Nomura Holdings, Inc. (A)	69,500	831,544
Ono Pharmaceutical Co., Ltd. (A)	16,300	773,041
Sony Corporation (A)	175,700	6,051,519
Takeda Chemical Industries, Ltd. (A)	82,200	4,076,278
		32,030,101
Mexico - 1.08%
Telefonos de Mexico, S.A. de C.V., ADR	238,840	4,511,688

Netherlands - 6.44%
Akzo Nobel N.V. (A)	183,880	7,250,079
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	7,110,019
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	199,110	5,036,125
Reed Elsevier NV (A)	398,600	5,557,084
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	101,000	1,933,682
		26,886,989
Norway - 2.09%
Norske Skogindustrier ASA (A)	159,666	2,632,716
Telenor ASA (A)	746,700	5,970,446
Telenor ASA (A)(B)	13,700	109,542
		8,712,704
Portugal - 0.77%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	337,470	3,201,905

Singapore - 1.66%
DBS Group Holdings Ltd (A)	300,000	2,543,730
Venture Corporation Limited (A)	465,000	4,411,503
		6,955,233
South Africa - 0.89%
Sappi Limited (A)*	333,681	3,702,271

South Korea - 6.73%
KT Corporation, ADR	329,160	7,076,940
Kookmin Bank, ADR*	99,010	4,512,876
POSCO, ADR	62,140	2,732,296
SK Telecom Co., Ltd., ADR	184,530	3,764,412
Samsung Electronics Co., Ltd., GDR (B)	41,990	10,046,107
		28,132,631
Spain - 3.06%
Gamesa Corporacion Tecnologica, S.A. (A)*	54,800	743,436
Iberdrola, S.A. (A)	116,700	3,081,646
Repsol YPF, S.A. (A)	202,000	5,172,782
Telefonica, S.A., ADR	77,855	3,807,131
		12,804,995
Sweden - 3.88%
ForeningsSparbanken AB (A)	207,200	4,548,629
Nordea Bank AB, Finnish Depositary Receipts (A)	698,900	6,301,275
Securitas AB, Class B (A)	320,000	5,345,485
		16,195,389
Switzerland - 3.48%
Nestle S.A., Registered Shares (A)	31,100	7,959,426
Swiss Reinsurance Company, Registered Shares (A)	50,480	3,103,795
UBS AG (A)	44,400	3,464,419
		14,527,640
Taiwan - 3.06%
Chunghwa Telecom Co., Ltd., ADR	202,400	4,337,432
Compal Electronics Inc., GDR	422,600	2,101,928
Compal Electronics Inc., GDR (B)	376,611	1,873,188
Lite-On Technology Corporation, GDR	390,000	4,490,187
		12,802,735
United Kingdom - 24.29%
AMVESCAP PLC (A)	340,700	2,032,739
BAE SYSTEMS plc (A)	1,338,200	6,881,264
BP p.l.c. (A)	591,000	6,152,178
Boots Group PLC (A)	415,800	4,536,982
British Sky Broadcasting Group plc (A)	579,500	5,476,981
Cadbury Schweppes plc (A)	407,800	3,894,393
Compass Group PLC (A)	2,448,000	10,285,361
GlaxoSmithKline plc (A)	273,900	6,629,987
Lloyds TSB Group plc (A)	457,600	3,878,041
Pearson plc (A)	366,900	4,322,239
Rentokil Initial plc (A)	1,912,660	5,474,493
Rolls-Royce plc (A)*	1,244,600	6,405,531
Royal Bank of Scotland Group plc (The) (A)	159,450	4,816,676
"Shell" Transport and Trading Company p.l.c. (The) (A)	632,900	6,154,606
Shire Pharmaceuticals Group plc (A)	446,700	4,898,157
Smiths Group plc (A)	275,300	4,533,014
Unilever PLC (A)	703,800	6,790,477
Vodafone Group Plc (A)	1,591,700	3,878,515
Wm MORRISON SUPERMARKETS PLC (A)	1,325,310	4,416,678
		101,458,312

TOTAL COMMON STOCKS - 95.42%		$398,557,107

(Cost: $325,469,931)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.96%
Unilever Capital Corporation,
3.27%, 7-8-05	$4,000	3,997,457

Food and Related - 1.19%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	5,000	4,994,132

Security and Commodity Brokers - 2.09%
UBS Finance Delaware LLC,
3.39%, 7-1-05	8,732	8,732,000

TOTAL SHORT-TERM SECURITIES - 4.24%		$17,723,589

(Cost: $17,723,589)

TOTAL INVESTMENT SECURITIES - 99.66%		$416,280,696

(Cost: $343,193,520)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.34%		1,425,149

NET ASSETS - 100.00%		$417,705,845

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $14,595,851 or 3.49% of total investments.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL VALUE PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $343,194) (Notes 1 and 3)	$416,281
Cash	241
Receivables:
Investment securities sold	2,718
Dividends and interest	1,380
Portfolio shares sold	206
Prepaid and other assets	5

Total assets	420,831

LIABILITIES
Payable for investment securities purchased	2,742
Payable to Portfolio shareholders	321
Accrued accounting services fee (Note 2)	10
Accrued management fee (Note 2)	10
Accrued service fee (Note 2)	3
Accrued shareholder servicing (Note 2)	3
Other	36

Total liabilities	3,125

Total net assets	$417,706

NET ASSETS
$0.001 par value capital stock:
Capital stock	$22
Additional paid-in capital	318,060
Accumulated undistributed income:
Accumulated undistributed net investment income	6,681
Accumulated undistributed net realized gain on investment transactions	19,867
Net unrealized appreciation in value of investments	73,076

Net assets applicable to outstanding units of capital	$417,706

Net asset value, redemption and offering price per share	$19.4076

Capital shares outstanding	21,523
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL VALUE PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $768)	$7,399
Interest and amortization	248

Total income	7,647

Expenses (Note 2):
Investment management fee	1,723
Service fee	507
Accounting services fee	62
Custodian fees	47
Audit fees	15
Shareholder servicing	6
Legal fees	5
Other	50

Total expenses	2,415

Net investment income	5,232

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	19,343
Realized net loss on foreign currency transactions	(102)

Realized net gain on investments	19,241
Unrealized depreciation in value of investments during the period	(19,435)

Net loss on investments	(194)

Net increase in net assets resulting from operations	$5,038

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL VALUE PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-05	For the fiscal year ended 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$5,232	$5,685
Realized net gain on investments	19,241	23,560
Unrealized appreciation (depreciation)	(19,435)	44,612

Net increase in net assets resulting from operations	5,038	73,857

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(3,800)
Realized gains on investment transactions	(-)	(3,000)

	(-)	(6,800)

Capital share transactions (2)	11,907	9,580

Total increase	16,945	76,637
NET ASSETS
Beginning of period	400,761	324,124

End of period	$417,706	$400,761

Undistributed net investment income	$6,681	$1,551

(1)See "Financial Highlights" on page 130.

(2) Shares issued from sale of shares	1,802	2,549
Shares issued from reinvestment of dividend and/or capital gains distribution	-	355
Shares redeemed	(1,187)	(2,388)

Increase in outstanding capital shares	615	516

Value issued from sale of shares	$34,775	$43,700
Value issued from reinvestment of dividend and/or capital gains distribution	-	6,800
Value redeemed	(22,868)	(40,920)

Increase in outstanding capital	$11,907	$9,580

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$19.1681		$15.8947	$11.0000	$13.4000	$17.6000	$19.4000

Income (loss) from investment operations:
Net investment income	0.2410		0.2759	0.2558	0.2000	0.3000	0.3000
Net realized and unrealized gain (loss) on investments	(0.0015)		3.3285	4.8829	(2.6000)	(2.3000)	(0.2000)

Total from investment operations	0.2395		3.6044	5.1387	(2.4000)	(2.0000)	0.1000

Less distributions from:
Net investment income	(0.0000)		(0.1850)	(0.2440)	(0.0000)	(0.6000)	(0.3000)
Capital gains	(0.0000)		(0.1460)	(0.0000)	(0.0000)	(1.6000)	(1.6000)

Total distributions	(0.0000)		(0.3310)	(0.2440)	(0.0000)	(2.2000)	(1.9000)

Net asset value, end of period	$19.4076		$19.1681	$15.8947	$11.0000	$13.4000	$17.6000

Total return	1.25%		22.68%	46.85%	-17.82%	-11.21%	0.81%
Net assets, end of period (in millions)	$418		$401	$324	$223	$279	$343
Ratio of expenses to average net assets	1.19	% (1)	1.19%	1.07%	0.99%	0.97%	1.07%
Ratio of net investment income to average net assets	2.58	% (1)	1.65%	2.03%	1.87%	1.60%	2.10%
Portfolio turnover rate	12%		31%	35%	33%	39%	47%

(1) Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Limited-Term Bond Portfolio had net assets totaling $77,106,834 invested in a diversified portfolio of:

49.31%	Corporate Debt Securities
46.46%	U.S. Government and Government Agency Obligations
4.23%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
U.S. Government and Government Agency Obligations	$46.46
Utilities Bonds	$9.39
Multi-Industry Bonds	$9.10
Financial Services Bonds	$6.48
Energy Bonds	$5.79
Miscellaneous Bonds	$5.60
Cash and Cash Equivalents	$4.23
Transportation Bonds	$3.90
Consumer Nondurables Bonds	$3.55
Technology Bonds	$2.76
Business Equipment and Services Bonds	$2.74

On June 30, 2005, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

AAA	49.04%
A	21.34%
BBB	20.82%
BB	4.57%
Cash and Cash Equivalents	4.23%

The Investments of Limited-Term Bond Portfolio
June 30, 2005		(Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.76%
Raytheon Company,
6.75%, 8-15-07	$2,030	$2,129,628

Banks - 1.91%
First Union Corporation,
6.875%, 9-15-05	1,460	1,468,783

Business Equipment and Services - 2.74%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,115,770

Capital Equipment - 2.32%
John Deere Capital Corporation,
5.125%, 10-19-06	1,766	1,791,301

Chemicals - Petroleum and Inorganic - 1.94%
Monsanto Company,
4.0%, 5-15-08	1,500	1,493,033

Finance Companies - 4.57%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,019,990
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,507,175
		3,527,165
Food and Related - 1.95%
Kellogg Company,
4.875%, 10-15-05	1,500	1,504,794

Household - General Products - 1.60%
CPC International Inc.,
6.15%, 1-15-06	1,218	1,230,023

Leisure Time Industry - 1.34%
Brunswick Corporation,
6.75%, 12-15-06	1,000	1,034,433

Multiple Industry - 9.10%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	1,989,960
Honeywell International Inc.,
6.875%, 10-3-05	400	402,874
Household Finance Corporation,
6.5%, 1-24-06	1,850	1,876,749
Kansas City Power & Light Company,
7.125%, 12-15-05	700	710,397
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,035,934
		7,015,914
Petroleum - International - 3.15%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,385	2,428,646

Petroleum - Services - 2.64%
Conoco Funding Company,
5.45%, 10-15-06	2,000	2,036,074

Railroad - 3.90%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,952,662
Union Pacific Corporation,
6.625%, 2-1-08	1,000	1,056,671
		3,009,333
Utilities - Electric - 6.75%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,201,978
FPL Group Capital Inc,
7.625%, 9-15-06	2,000	2,081,832
Wisconsin Energy Corporation,
5.875%, 4-1-06	910	922,422
		5,206,232
Utilities - Telephone - 2.64%
GTE Corporation,
6.36%, 4-15-06	2,000	2,034,206

TOTAL CORPORATE DEBT SECURITIES - 49.31%		$38,025,335

(Cost: $38,129,352)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 5.19%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,982,738
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,017,736
		4,000,474
Mortgage-Backed Obligations - 25.37%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16	2,001	1,985,317
3.5%, 12-15-16	1,137	1,107,060
5.5%, 7-15-17 (Interest Only)	1,250	91,615
5.5%, 10-15-23 (Interest Only)	5,656	439,664
5.5%, 4-15-24 (Interest Only)	1,811	160,040
5.0%, 6-15-24 (Interest Only)	2,000	260,078
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07	2	1,909
4.5%, 5-1-10	1,199	1,201,360
4.0%, 6-1-14	1,730	1,703,075
5.5%, 1-1-17	139	142,406
5.5%, 5-1-17	146	149,486
4.5%, 1-1-18	1,390	1,385,045
4.5%, 4-1-18	1,407	1,402,169
4.5%, 3-1-19	1,747	1,740,441
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-16	1,829	125,628
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	18	18,150
7.0%, 10-1-14	20	20,750
6.0%, 3-1-16	64	66,340
6.0%, 3-1-16	55	56,480
5.5%, 2-1-17	511	525,454
5.5%, 1-1-18	899	923,640
5.0%, 3-1-18	1,391	1,408,115
5.0%, 6-1-20	1,478	1,495,760
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	24	24,682
7.5%, 3-15-15	26	27,632
6.0%, 8-15-16	85	88,829
6.0%, 12-15-16	171	177,724
5.5%, 1-15-17	228	235,212
6.0%, 1-15-17	149	154,656
5.5%, 7-15-17	360	371,843
5.5%, 10-15-17	246	253,621
5.0%, 12-15-17	884	900,231
7.0%, 6-15-28	32	34,445
7.0%, 7-15-29	33	35,502
3.75%, 1-20-34	855	846,248
		19,560,607
Treasury Inflation Protected Obligation - 0.77%
United States Treasury Note,
3.0%, 7-15-12 (A)	500	594,382

Treasury Obligations - 15.13%
United States Treasury Notes:
3.5%, 11-15-06	2,000	1,997,734
4.75%, 11-15-08	2,000	2,066,250
3.125%, 4-15-09	2,000	1,959,922
4.0%, 3-15-10	2,500	2,527,245
5.0%, 8-15-11	1,000	1,066,133
4.25%, 8-15-14	2,000	2,047,812
		11,665,096

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.46%		$35,820,559

(Cost: $35,834,245)

SHORT-TERM SECURITIES

Finance Companies - 2.07%
USAA Capital Corp.,
3.15%, 7-6-05	1,600	1,599,300

Forest and Paper Products - 3.07%
Sonoco Products Co.,
3.44%, 7-1-05	2,363	2,363,000

TOTAL SHORT-TERM SECURITIES - 5.14%		$3,962,300

(Cost: $3,962,300)

TOTAL INVESTMENT SECURITIES - 100.91%		$77,808,194

(Cost: $77,925,897)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.91%)		(701,360)

NET ASSETS - 100.00%		$77,106,834

Notes to Schedule of Investments
(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      LIMITED-TERM BOND PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $77,926) (Notes 1 and 3)	$77,808
Cash	- *
Receivables:
Interest	955
Portfolio shares sold	11
Prepaid and other assets	2

Total assets	78,776

LIABILITIES
Payable for investment securities purchased	1,492
Payable to Portfolio shareholders	158
Accrued accounting services fee (Note 2)	3
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Other	13

Total liabilities	1,669

Total net assets	$77,107

NET ASSETS
$0.001 par value capital stock:
Capital stock	$14
Additional paid-in capital	76,439
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,156
Accumulated undistributed net realized loss on investment transactions	(384)
Net unrealized depreciation in value of investments	(118)

Net assets applicable to outstanding units of capital	$77,107

Net asset value, redemption and offering price per share	$5.6189

Capital shares outstanding	13,723
Capital shares authorized	30,000
*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      LIMITED-TERM BOND PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,494

Expenses (Note 2):
Investment management fee	192
Service fee	96
Accounting services fee	22
Audit fees	8
Custodian fees	4
Legal fees	1
Shareholder servicing	1
Other	14

Total expenses	338

Net investment income	1,156

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(51)
Unrealized depreciation in value of investments during the period	(281)

Net loss on investments	(332)

Net increase in net assets resulting from operations	$824

See Notes to Financial Statements.

Statement of Changes in Net Assets
      LIMITED-TERM BOND PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,156	$2,158
Realized net loss on investments	(51)	(83)
Unrealized depreciation	(281)	(828)

Net increase in net assets resulting from operations	824	1,247

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(2,159)
Realized gains on investment transactions	(-)	(-)

	(-)	(2,159)

Capital share transactions (2)	(2,877)	6,479

Total increase (decrease)	(2,053)	5,567
NET ASSETS
Beginning of period	79,160	73,593

End of period	$77,107	$79,160

Undistributed net investment income (loss)	$1,156	$ (- )*

(1)See "Financial Highlights" on page 140.

(2)Shares issued from sale of shares	837	3,238
Shares issued from reinvestment of dividend and/or capital gains distribution	-	388
Shares redeemed	(1,353)	(2,471)

Increase (decrease) in outstanding capital shares	(516)	1,155

Value issued from sale of shares	$4,668	$18,327
Value issued from reinvestment of dividend and/or capital gains distribution	-	2,159
Value redeemed	(7,545)	(14,007)

Increase (decrease) in outstanding capital	$(2,877)	$6,479

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      LIMITED-TERM BOND PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$5.5593	$5.6245	$5.6068	$5.4437	$5.1666	$5.0405

Income (loss) from investment operations:
Net investment income	0.0843	0.1559	0.1594	0.1327	0.1971	0.3155
Net realized and unrealized gain (loss) on investments	(0.0247)	(0.0651)	0.0176	0.1631	0.2771	0.1261

Total from investment operations	0.0596	0.0908	0.1770	0.2958	0.4742	0.4416

Less distributions from:
Net investment income	(0.0000)	(0.1560)	(0.1593)	(0.1327)	(0.1971)	(0.3155)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.1560)	(0.1593)	(0.1327)	(0.1971)	(0.3155)

Net asset value, end of period	$5.6189	$5.5593	$5.6245	$5.6068	$5.4437	$5.1666

Total return	1.07%	1.61%	3.16%	5.43%	9.21%	8.73%
Net assets, end of period (in millions)	$77	$79	$74	$47	$16	$6
Ratio of expenses to average net assets including voluntary expense waiver	0.88	%(2)	0.87%	0.84%	0.69%	0.38%	0.40%
Ratio of net investment income to average net assets including voluntary expense waiver	3.01	%(2)	2.85%	2.91%	3.97%	5.52%	6.33%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(1)	-	(1)	-	(1)	0.87%	0.88%	0.90%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(1)	-	(1)	-	(1)	3.79%	5.02%	5.83%
Portfolio turnover rate	14%	39%	41%	27%	22%	47%
(1)Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MICRO CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2005, the W&R Target Micro Cap Growth Portfolio had net assets totaling $43,180,703 invested in a diversified portfolio of:

92.85%	Common Stocks
7.15%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Technology Stocks	$22.04
Health Care Stocks	$16.75
Business Equipment and Services Stocks	$14.58
Retail Stocks	$12.11
Multi-Industry Stocks	$10.44
Cash and Cash Equivalents	$7.15
Capital Goods Stocks	$6.72
Energy Stocks	$3.28
Raw Materials Stocks	$2.33
Miscellaneous Stocks	$1.83
Consumer Nondurables Stocks	$1.71
Consumer Durables Stocks	$1.05

The Investments of Micro Cap Growth Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.54%
Pinnacle Airlines Corp.*	27,200	$233,512

Aircraft - 0.38%
Innovative Solutions and Support, Inc.*	4,900	164,076

Apparel - 0.77%
Ashworth, Inc.*	37,000	332,630

Beverages - 0.94%
Boston Beer Company, Inc. (The), Class A*	18,100	406,164

Broadcasting - 0.00%
Cumulus Media Inc., Class A*	33	388

Business Equipment and Services - 6.03%
Encore Capital Group, Inc.*	19,900	338,399
First Advantage Corporation, Class A*	10,400	242,632
Labor Ready, Inc.*	37,500	874,125
Marlin Business Services, Inc.*	37,100	748,864
TRM Corporation*	23,800	399,602
		2,603,622
Capital Equipment - 4.45%
NATCO Group Inc.*	32,500	432,575
Somanetics Corporation*	43,800	979,806
Warnaco Group, Inc. (The)*	21,800	506,959
		1,919,340
Communications Equipment - 4.96%
Blue Coat Systems, Inc.*	16,900	505,732
Intervoice, Inc.*	45,800	395,025
NICE Systems Ltd.*	13,800	544,203
Redback Networks, Inc.*	109,100	694,422
		2,139,382
Computers - Peripherals - 5.99%
Allscripts Healthcare Solutions, Inc.*	37,900	628,571
Applix, Inc.*	32,700	154,181
Sigma Designs, Inc.*	47,700	361,566
Stratasys, Inc.*	15,300	499,545
WebSideStory, Inc.*	29,700	433,769
Xyratex Ltd*	32,700	507,995
		2,585,627
Electrical Equipment - 2.27%
Power-One, Inc.*	46,200	291,291
Ultralife Batteries, Inc.*	42,800	690,792
		982,083
Electronic Components - 3.18%
ARM Holdings plc, ADR	61,167	374,342
PLX Technology, Inc.*	38,400	388,992
Trident Microsystems, Inc.*	26,800	608,762
		1,372,096
Electronic Instruments - 7.54%
Artesyn Technologies, Inc.*	63,400	549,995
Asyst Technologies, Inc.*	48,100	213,564
Energy Conversion Devices, Inc.*	21,400	479,681
LTX Corporation*	35,600	176,398
Mattson Technology, Inc.*	33,300	237,429
Mikohn Gaming Corporation*	30,600	450,585
Photronics, Inc.*	25,300	590,249
Rudolph Technologies, Inc.*	11,700	167,193
Ultratech, Inc.*	13,500	247,388
Xenogen Corporation*	37,800	143,451
		3,255,933
Health Care - Drugs - 9.43%
Bentley Pharmaceuticals, Inc.*	17,900	196,005
Bioenvision, Inc.*	54,100	392,766
BioMarin Pharmaceutical Inc.*	66,500	497,752
Bone Care International, Inc.*	16,300	537,737
Corautus Genetics Inc.*	101,100	426,642
Cubist Pharmaceuticals Inc.*	30,100	396,568
First Horizon Pharmaceutical Corporation*	21,600	411,372
Hollis-Eden Pharmaceuticals, Inc.*	20,100	149,243
POZEN Inc.*	59,700	487,749
Serologicals Corporation*	27,000	573,885
		4,069,719
Health Care - General - 7.32%
Bruker BioSciences Corporation*	51,300	203,148
Candela Corporation*	56,700	595,633
IRIS International, Inc.*	27,800	494,284
PolyMedica Corporation	22,300	795,441
SeraCare Life Sciences, Inc.*	29,400	410,718
Spectranetics Corporation (The)*	60,300	403,407
Wilson Greatbatch Technologies, Inc.*	10,800	258,120
		3,160,751
Motor Vehicle Parts - 1.05%
LKQ Corporation*	16,700	452,820

Multiple Industry - 10.44%
Cutera, Inc.*	30,700	534,026
DSW Inc., Class A*	3,100	77,345
Educate, Inc.*	31,500	446,513
JAMDAT Mobile Inc.*	15,200	420,660
Kenexa Corporation*	16,900	221,982
NetLogic Microsystems, Inc.*	51,300	905,958
NuVasive, Inc.*	23,600	391,170
PortalPlayer, Inc.*	18,500	385,910
PowerDsine Ltd.*	8,700	87,087
SiRF Technology Holdings, Inc.*	17,400	307,371
Vitran Corporation Inc., Class A*	19,700	313,230
Volcom, Inc.*	3,800	102,334
WCA Waste Corporation*	35,900	314,843
		4,508,429
Petroleum - Services - 3.28%
Brigham Exploration Company*	48,300	440,254
Hydril Company*	18,000	977,490
		1,417,744
Restaurants - 5.72%
BUCA, Inc.*	34,600	179,228
McCormick & Schmick's Seafood Restaurants, Inc.*	43,400	684,635
Red Robin Gourmet Burgers, Inc.*	16,600	1,027,457
Steak n Shake Company (The)*	31,100	579,082
		2,470,402
Retail - Specialty Stores - 6.39%
Children's Place Retail Stores, Inc. (The)*	24,400	1,136,186
Goody's Family Clothing, Inc.	33,600	247,800
Jos. A. Bank Clothiers, Inc.*	18,387	795,422
Provide Commerce, Inc.*	23,600	508,226
Tweeter Home Entertainment Group, Inc.*	29,300	72,518
		2,760,152
Security and Commodity Brokers - 0.68%
Harris & Harris Group, Inc.*	24,700	294,547

Steel - 2.33%
NS Group, Inc.*	31,000	1,007,810

Timesharing and Software - 8.55%
Bottomline Technologies (de), Inc.*	15,100	225,518
Concur Technologies, Inc.*	50,200	527,351
Covansys Corporation*	49,100	626,516
CyberSource Corporation*	4,800	35,160
Jupitermedia Corporation*	27,800	475,797
NutriSystem, Inc.*	44,500	655,930
Online Resources Corporation*	37,700	425,068
Ultimate Software Group, Inc. (The)*	44,000	722,480
		3,693,820
Trucking and Shipping - 0.61%
U.S. Xpress Enterprises, Inc., Class A*	22,000	262,350

TOTAL COMMON STOCKS - 92.85%		$40,093,397

(Cost: $32,493,992)

SHORT-TERM SECURITY - 4.99%	Principal Amount in Thousands

Household - General Products
Fortune Brands Inc.,
3.41%, 7-1-05	$2,154	2,154,000
(Cost: $2,154,000)

TOTAL INVESTMENT SECURITIES - 97.84%		$42,247,397

(Cost: $34,647,992)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.16%		933,306

NET ASSETS - 100.00%		$43,180,703

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MICRO CAP GROWTH PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $34,648) (Notes 1 and 3)	$42,247
Cash	-	*
Receivables:
Investment securities sold	1,219
Portfolio shares sold	15
Prepaid and other assets	1

Total assets	43,482

LIABILITIES
Payable for investment securities purchased	281
Payable to Portfolio shareholders	12
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Accrued service fee (Note 2)	-	*
Other	4

Total liabilities	301

Total net assets	$43,181

NET ASSETS
$0.001 par value capital stock:
Capital stock	$3
Additional paid-in capital	51,865
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(251)
Accumulated undistributed net realized loss on investment transactions	(16,035)
Net unrealized appreciation in value of investments	7,599

Net assets applicable to outstanding units of capital	$43,181

Net asset value, redemption and offering price per share	$15.2184

Capital shares outstanding	2,837
Capital shares authorized	60,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MICRO CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$13
Dividends	10

Total income	23

Expenses (Note 2):
Investment management fee	189
Service fee	50
Accounting services fee	14
Audit fees	7
Custodian fees	4
Shareholder servicing	1
Legal fees	- *
Other	9

Total expenses	274

Net investment loss	(251)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,151
Unrealized depreciation in value of investments during the period	(688)

Net gain on investments	1,463

Net increase in net assets resulting from operations	$1,212

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MICRO CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-05	For the fiscal year ended 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(251)	$(501)
Realized net gain (loss) on investments	2,151	(23)
Unrealized appreciation (depreciation)	(688)	3,929

Net increase in net assets resulting from operations	1,212	3,405

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(-)
Realized gains on investment transactions	(-)	(-)

	(-)	(-)

Capital share transactions (2)	624	(3,079)

Total increase	1,836	326
NET ASSETS
Beginning of period	41,345	41,019

End of period	$43,181	$41,345

Undistributed net investment loss	$(251)	$ (- )*

(1)See "Financial Highlights" on page 149.

(2) Shares issued from sale of shares	311	797
Shares issued from reinvestment of dividend and/or capital gains distribution	-	-
Shares redeemed	(268)	(1,053)

Increase (decrease) in outstanding capital shares	43	(256)

Value issued from sale of shares	$4,422	$10,454
Value issued from reinvestment of dividend and/or capital gains distribution	-	-
Value redeemed	(3,798)	(13,533)

Increase (decrease) in outstanding capital	$624	$(3,079)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      MICRO CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$14.7992		$13.4476	$8.7000	$15.5000	$17.5000	$25.1000

Income (loss) from investment operations:
Net investment loss	(0.0883)		(0.1794)	(0.1178)	(0.1000)	(0.1000)	(0.1000)
Net realized and unrealized gain (loss) on investments	0.5075		1.5310	4.8654	(6.7000)	(1.9000)	(4.4000)

Total from investment operations	0.4192		1.3516	4.7476	(6.8000)	(2.0000)	(4.5000)

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(3.1000)

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(3.1000)

Net asset value, end of period	$15.2184		$14.7992	$13.4476	$8.7000	$15.5000	$17.5000

Total return	2.83%		10.05%	54.41%	-43.64%	-11.33%	-21.05%
Net assets, end of period (in millions)	$43		$41	$41	$25	$45	$52
Ratio of expenses to average net assets including voluntary expense waiver	1.38	%(1)	1.35%	1.37%	1.34%	1.35%	1.30%
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.26	%(1)	-1.26%	-1.17%	-1.10%	-1.00%	-0.46%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA	1.51%	1.45%	1.40%	1.35%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	NA		NA	-1.31%	-1.21%	-1.05%	-0.50%
Portfolio turnover rate	25%		65%	74%	68%	71%	103%

(1) Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MID CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Mid Cap Growth Portfolio had net assets totaling $3,229,284 invested in a diversified portfolio of:

94.07%	Common Stocks
5.93%	Cash and Cash Equivalents

As a shareholder of the Portoflio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Health Care Stocks	$19.34
Technology Stocks	$16.57
Business Equipment and Services Stocks	$15.24
Financial Services Stocks	$12.96
Consumer Services Stocks	$7.95
Energy Stocks	$6.06
Consumer Nondurables Stocks	$5.95
Cash and Cash Equivalents	$5.93
Capital Goods Stocks	$5.64
Transportation Stocks	$1.71
Retail Stocks	$1.69
Multi-Industry Stocks	$0.96

The Investments of Mid Cap Growth Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.66%
L-3 Communications Holdings, Inc.	700	$53,606

Banks - 5.72%
Amegy Bancorporation, Inc.	2,050	45,899
Northern Trust Corporation	1,350	61,472
Synovus Financial Corp.	2,700	77,409
		184,780
Beverages - 3.22%
Brown-Forman Corporation, Class B	900	54,414
Coca-Cola Enterprises Inc.	2,250	49,522
		103,936
Broadcasting - 2.02%
Cox Radio, Inc., Class A*	1,800	28,350
XM Satellite Radio Holdings Inc., Class A*	1,100	37,021
		65,371
Business Equipment and Services - 5.97%
Cintas Corporation	1,100	42,487
Lamar Advertising Company, Class A*	2,100	89,849
Stericycle, Inc.*	1,200	60,390
		192,726
Capital Equipment - 1.97%
IDEX Corporation	1,650	63,706

Communications Equipment - 1.56%
Juniper Networks, Inc.*	2,000	50,370

Computers - Micro - 3.15%
Apple Computer, Inc.*	2,350	86,421
Sun Microsystems, Inc.*	4,100	15,191
		101,612
Computers - Peripherals - 0.83%
Mercury Interactive Corporation*	700	26,824

Electrical Equipment - 1.20%
Molex Incorporated, Class A	1,650	38,684

Electronic Components - 7.89%
Analog Devices, Inc.	950	35,444
Broadcom Corporation, Class A*	1,450	51,519
Maxim Integrated Products, Inc.	1,100	42,004
Microchip Technology Incorporated	2,150	63,769
Network Appliance, Inc.*	2,200	62,205
		254,941
Electronic Instruments - 1.48%
Lam Research Corporation*	1,650	47,743

Food and Related - 2.73%
Campbell Soup Company	1,550	47,693
Hershey Foods Corporation	650	40,365
		88,058
Health Care - Drugs - 5.02%
Allergan, Inc.	1,050	89,502
Gilead Sciences, Inc.*	1,650	72,592
		162,094
Health Care - General - 8.57%
Biomet, Inc.	2,000	69,250
DENTSPLY International Inc.	975	52,655
Gen-Probe Incorporated*	700	25,371
Kyphon Inc.*	1,150	40,020
Schein (Henry), Inc.*	2,150	89,365
		276,661
Hospital Supply and Management - 5.75%
Bard (C. R.), Inc.	1,200	79,812
Health Management Associates, Inc., Class A	1,850	48,433
Laboratory Corporation of America Holdings*	1,150	57,385
		185,630
Hotels and Gaming - 1.54%
Starwood Hotels & Resorts Worldwide, Inc.	850	49,785

Metal Fabrication - 2.47%
Fastenal Company	1,300	79,631

Multiple Industry - 0.96%
AXIS Capital Holdings Limited	1,100	31,130

Petroleum - Domestic - 1.37%
XTO Energy Inc.	1,300	44,187

Petroleum - International - 4.00%
Burlington Resources Inc.	1,450	80,098
Noble Energy, Inc.	650	49,173
		129,271
Petroleum - Services - 0.69%
Smith International, Inc.	350	22,295

Publishing - 4.39%
Getty Images, Inc.*	1,050	77,973
Meredith Corporation	1,300	63,778
		141,751
Retail - Food Stores - 0.53%
Longs Drug Stores Corporation	400	17,220

Retail - General Merchandise - 1.16%
Nordstrom, Inc.	550	37,384

Security and Commodity Brokers - 7.24%
Ameritrade Holding Corporation*	2,350	43,722
Chicago Mercantile Exchange Holdings Inc.	420	124,110
Legg Mason, Inc.	350	36,438
Prudential Financial, Inc.	450	29,547
		233,817
Timesharing and Software - 9.27%
Alliance Data Systems Corporation*	1,850	75,036
eBay Inc.*	2,300	75,980
Global Payments Inc.	700	47,460
Paychex, Inc.	2,250	73,159
Total System Services, Inc.	1,150	27,715
		299,350
Trucking and Shipping - 1.71%
C.H. Robinson Worldwide, Inc.	950	55,290

TOTAL COMMON STOCKS - 94.07%		$3,037,853

(Cost: $2,861,026)

SHORT-TERM SECURITY - 13.97%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.4% Repurchase Agreement dated 6-30-05 to be repurchased at $451,030 on 7-1-05 (A)	$451	451,000
(Cost: $451,000)

TOTAL INVESTMENT SECURITIES - 108.04%		$3,488,853

(Cost: $3,312,026)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (8.04%)		(259,569)

NET ASSETS - 100.00%		$3,229,284

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $457,785 United States Treasury Note, 3.375% due 2-15-07; market value and accrued interest aggregate $463,612.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MID CAP GROWTH PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $2,861)	$3,038
Repurchase agreement (cost - $451)	451

	3,489
Cash	1
Receivables:
Portfolio shares sold	23
Dividends and interest	2
Prepaid and other assets	7

Total assets	3,522

LIABILITIES
Payable for investment securities purchased	291
Accrued service fee (Note 2)	-	*
Accrued shareholder servicing (Note 2)	-	*
Payable to Portfolio shareholders	-	*
Other	2

Total liabilities	293

Total net assets	$3,229

NET ASSETS
$0.001 par value capital stock:
Capital stock	$1
Additional paid-in capital	3,050
Accumulated undistributed income:
Accumulated undistributed net investment income	-	*
Accumulated undistributed net realized gain on investment transactions	1
Net unrealized appreciation in value of investments	177

Net assets applicable to outstanding units of capital	$3,229

Net asset value, redemption and offering price per share	$5.4134

Capital shares outstanding	597
Capital shares authorized	60,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MID CAP GROWTH PORTFOLIO
      For the Period from April 28, 2005 (1) through June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$2
Interest and amortization	1

Total income	3

Expenses (Note 2):
Investment management fee	3
Legal fees	2
Service fee	1
Custodian fees	-	*
Shareholder servicing	-	*

Total	6
Less voluntary waiver of investment management fee (Note 2)	(3)

Total expenses	3

Net investment income	-	*

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1
Unrealized appreciation in value of investments during the period	177

Net gain on investments	178

Net increase in net assets resulting from operations	$178

*Not shown due to rounding.
(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MID CAP GROWTH PORTFOLIO
      For the Period from April 28, 2005(1) through June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INCREASE IN NET ASSETS
Operations:
Net investment income	$- *
Realized net gain on investments	1
Unrealized appreciation	177

Net increase in net assets resulting from operations	178

Distributions to shareholders from (Note 1E): (2)
Net investment income	(-)
Realized gains on investment transactions	(-)

(-)

Capital share transactions (3)	3,051

Total increase	3,229
NET ASSETS
Beginning of period	-

End of period	$3,229

Undistributed net investment income	$- *

(1)Commencement of operations.
(2)See "Financial Highlights" on page 158.

(3)Shares issued from sale of shares	598
Shares issued from reinvestment of dividend and/or capital gains distribution	-
Shares redeemed	(1)

Increase in outstanding capital shares	597

Value issued from sale of shares	$3,056
Value issued from reinvestment of dividend and/or capital gains distribution	-
Value redeemed	(5)

Increase in outstanding capital	$3,051

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      MID CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-28-05(1) through 6-30-05

Net asset value, beginning of period	$5.0000

Income from investment operations:
Net investment income	0.0005
Net realized and unrealized gain on investments	0.4129

Total from investment operations	0.4134

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.4134

Total return	8.27%
Net assets, end of period (in millions)	$3
Ratio of expenses to average net assets including voluntary expense waiver	0.84	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.08	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.65	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.73	%(2)
Portfolio turnover rate	0%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MONEY MARKET PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Money Market Portfolio had net assets totaling $52,535,627.

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

Corporate Obligations - Notes	$44.49
Corporate Obligations - Commercial Paper	$34.67
Municipal Obligations	$16.30
United States Government Agency Obligations	$2.45
Corporate Obligations - Certificate of Deposit	$2.09

The Investments of Money Market Portfolio
June 30, 2005 (Unaudited)		(Unaudited)
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 2.09%
Banks
Citibank, N.A.,
3.21%, 8-22-05	$1,100	$1,100,000

Commercial Paper
Banks - 5.18%
Rabobank USA Financial Corp.:
3.14%, 7-25-05	452	451,054
3.14%, 7-26-05	500	498,910
3.415%, 9-30-05	500	495,684
3.3%, 10-20-05	1,100	1,088,808
Royal Bank of Scotland PLC (The),
3.285%, 7-12-05	185	184,814
		2,719,270
Finance Companies - 9.39%
Ciesco, LLC:
3.26%, 7-22-05	550	548,954
3.14%, 8-3-05	800	797,697
PACCAR Financial Corp.,
3.49%, 1-19-06	740	725,509
Preferred Receivables Funding Corp.,
3.22%, 7-20-05	850	848,555
River Fuel Trust #1 (Bank of New York (The)),
3.14%, 7-18-05	773	771,854
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.35%, 9-13-05	1,250	1,241,392
		4,933,961
Food and Related - 5.64%
McCormick & Co. Inc.:
2.95%, 8-16-05	750	747,173
3.27%, 11-15-05	1,000	987,556
Nestle Capital Corp.,
3.19%, 7-6-05	1,228	1,227,456
		2,962,185
Household - General Products - 1.87%
Fortune Brands Inc.,
3.41%, 7-1-05	982	982,000

Multiple Industry - 2.32%
General Electric Capital Corporation,
3.04%, 8-8-05	1,225	1,221,069

Security and Commodity Brokers - 5.23%
UBS Finance Delaware LLC:
3.26%, 7-11-05	2,400	2,397,827
3.14%, 7-25-05	350	349,267
		2,747,094
Utilities - Telephone - 5.04%
SBC Communications Inc.,
3.23%, 7-13-05	2,200	2,197,631
Verizon Network Funding Corporation,
3.3%, 7-19-05	450	449,258
		2,646,889

Total Commercial Paper - 34.67%		18,212,468

Notes
Banks - 5.22%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	750	740,429
Wells Fargo & Company:
3.18%, 7-5-05	1,500	1,500,000
3.19%, 7-15-05	500	500,000
		2,740,429
Beverages - 1.14%
Diageo Capital plc,
6.125%, 8-15-05	600	601,969

Business Equipment and Services - 2.40%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
3.41%, 7-6-05	1,260	1,260,000

Computers - Main and Mini - 2.38%
International Business Machines Corporation,
3.14%, 7-8-05	1,250	1,250,000

Finance Companies - 4.55%
Caterpillar Financial Services Corp.,
2.65%, 1-30-06	1,005	999,487
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
3.4%, 7-7-05	150	150,000
Unilever Capital Corporation,
6.875%, 11-1-05	1,225	1,240,470
		2,389,957
Food and Related - 2.07%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
3.38%, 7-7-05	1,089	1,089,000

Furniture and Furnishings - 0.77%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
3.41%, 7-7-05	405	405,000

Hospital Supply and Management - 3.93%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
3.3%, 7-7-05	500	500,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
3.25%, 7-6-05	1,565	1,565,000
		2,065,000
Household - General Products - 2.38%
Procter & Gamble Company (The),
3.34%, 7-7-05	1,250	1,250,000

Insurance - Property and Casualty - 2.09%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
3.28563%, 7-29-05	1,100	1,100,000

Leisure Time Industry - 2.59%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
3.41%, 7-7-05	1,360	1,360,000

Multiple Industry - 6.13%
Heller Financial, Inc.,
6.375%, 3-15-06	1,000	1,020,825
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
3.32%, 7-7-05	2,200	2,200,000
		3,220,825
Restaurants - 1.44%
McDonald's Corporation,
4.488%, 3-7-06 (A)	750	754,613

Retail - General Merchandise - 4.75%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
3.45%, 7-5-05	770	770,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	1,700	1,728,280
		2,498,280
Trucking and Shipping - 2.65%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
3.39%, 7-7-05	1,390	1,390,000

Total Notes - 44.49%		23,375,073

TOTAL CORPORATE OBLIGATIONS - 81.25%		$42,687,541

(Cost: $42,687,541)

MUNICIPAL OBLIGATIONS

California - 5.95%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.11%, 7-6-05	2,300	2,300,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.31%, 7-6-05	825	825,000
		3,125,000
Florida - 2.86%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
3.25%, 7-6-05	1,500	1,500,000

Maryland - 1.87%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Refunding Bonds, Series 2003C (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

3.28%, 7-7-05	985	985,000

New York - 2.79%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B (Westdeutsche Landesbank Gironzentrale),
3.25%, 7-26-05	865	865,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
3.34%, 7-7-05	600	600,000
		1,465,000
Texas - 1.71%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.11%, 7-6-05	$900	900,000

Washington - 1.12%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Assocation),
3.45%, 7-5-05	590	590,000

TOTAL MUNICIPAL OBLIGATIONS - 16.30%		$8,565,000

(Cost: $8,565,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation:
3.21%, 7-6-05	495	495,000
3.31%, 7-6-05	791	790,698

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.45%		$1,285,698

(Cost: $1,285,698)

TOTAL INVESTMENT SECURITIES - 100.00%		$52,538,239

(Cost: $52,538,239)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.00%)		(2,612)

NET ASSETS - 100.00%		$52,535,627

Notes to Schedule of Investments
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of this security amounted to 1.44% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MONEY MARKET PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $52,538) (Notes 1 and 3)	$52,538
Cash	2
Receivables:
Interest	147
Portfolio shares sold	107
Prepaid and other assets	2

Total assets	52,796

LIABILITIES
Payable to Portfolio shareholders	242
Dividends payable	10
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	-	*
Accrued shareholder servicing (Note 2)	-	*
Other	5

Total liabilities	260

Total net assets	$52,536

NET ASSETS
$0.001 par value capital stock:
Capital stock	$53
Additional paid-in capital	52,483

Net assets applicable to outstanding units of capital	$52,536

Net asset value, redemption and offering price per share	$1.0000

Capital shares outstanding	52,536
Capital shares authorized	120,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MONEY MARKET PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$684

Expenses (Note 2):
Investment management fee	101
Service fee	63
Accounting services fee	17
Audit fees	6
Custodian fees	3
Legal fees	-	*
Shareholder servicing	-	*
Other	9

Total expenses	199

Net investment income	485

Net increase in net assets resulting from operations	$485

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MONEY MARKET PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended	For the fiscal year ended,
	6-30-05	12-31-04

DECREASE IN NET ASSETS
Operations:
Net investment income	$485	$388

Net increase in net assets resulting from operations	485	388

Dividends to shareholders from net investment income (Note 1E) (1)	(485)	(388)

Capital share transactions (2)	(2,281)	(9,513)

Total decrease	(2,281)	(9,513)
NET ASSETS
Beginning of period	54,817	64,330

End of period	$52,536	$54,817

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on page 169.

(2) Shares issued from sale of shares	17,056	41,821
Shares issued from reinvestment of dividends	474	388
Shares redeemed	(19,811)	(51,722)

Decrease in outstanding capital shares	(2,281)	(9,513)

Value issued from sale of shares	$17,056	$41,821
Value issued from reinvestment of dividends	474	388
Value redeemed	(19,811)	(51,722)

Decrease in outstanding capital	$(2,281)	$(9,513)

See Notes to Financial Statements.

Financial Highlights
      MONEY MARKET PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Net investment income	0.9524		0.0070	0.0051	0.0113	0.0356	0.0571
Less dividends declared	(0.9524)		(0.0070)	(0.0051)	(0.0113)	(0.0356)	(0.0571)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total return	0.94%		0.70%	0.52%	1.12%	3.62%	5.87%
Net assets, end of period (in millions)	$53		$55	$64	$103	$99	$52
Ratio of expenses to average net assets	0.79	%(1)	0.76%	0.75%	0.75%	0.73%	0.75%
Ratio of net investment income to average net assets	1.92	%(1)	0.69%	0.53%	1.13%	3.31%	5.67%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MORTGAGE SECURITIES PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Mortgage Securities Portfolio had net assets totaling $26,792,150 invested in a diversified portfolio of:

68.06%	United States Government and Government Agency Obligations
29.57%	Corporate Bonds
2.37%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:

United States Government and Government Agency Obligations	$68.06
Corporate Bonds - Finance Companies	$29.57
Cash and Cash Equivalents	$2.37

The Investments of Mortgage Securities Portfolio
June 30, 2005		(Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	$170	$172,706
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	467	475,694
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	148	155,833
Banc of America Funding Corporation,
5.0269%, 9-20-34	125	125,866
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	94	93,692
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	267,389
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	153	155,020
Bear Stearns Commercial Mortgage Securities Inc.,
5.064%, 5-14-16 (A)	150	152,956
C-Bass Mortgage Loan Asset-Backed Certificates:
Series 2005-CB1,
4.974%, 1-25-35	200	200,232
Series 2005-CB3,
5.2793%, 6-25-35	200	201,735
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	142,686
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	210	210,394
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	274	272,368
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	377	378,857
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-33 (A)	127	129,012
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.42%, 7-1-35 (A)	120	120,263
4.8%, 7-1-35 (A)	145	146,110
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	85	87,484
FIRSTPLUS Home Loan Owner Trust 1998-5,
7.42%, 12-10-24	69	69,343
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	99	98,714
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	194	194,404
Green Tree Financial Corporation,
7.95%, 8-15-25	150	159,729
Hilton Hotel Pool Trust,
3.61125%, 10-3-15 (A)	100	100,625
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	199,182
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	200	216,500
Lehman ABS Manufactured Housing Contract Trust 2001-B:
3.01%, 3-15-10	183	171,552
5.873%, 5-15-22	150	153,993
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	88	88,719
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	162	162,295
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	107	111,221
Money Store Trust 1998-B (The),
3.37%, 8-15-29	220	219,576
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	100	97,435
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	100	106,941
Oakwood Mortgage Investors, Inc.,
6.6%, 5-15-21	65	65,098
Origen Manufactured Housing Contract Trust:
2004-A:
5.7%, 1-15-35	100	103,814
5.91%, 1-15-35	200	206,909
2004-B,
4.75%, 8-15-21	100	99,811
2005-A,
4.97%, 10-15-21	105	106,602
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	220	226,571
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	500	510,741
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	225	225,405
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	95	92,979
Structured Asset Securities Corporation:
5.63%, 5-25-34	100	101,069
6.0%, 6-25-34	250	256,419
Wells Fargo Mortgage Backed Securities: 2003-K Trust (The),
4.52026%, 11-25-33	140	139,034
2004-1 Trust (The),
5.5%, 2-25-34	147	150,281

TOTAL CORPORATE DEBT SECURITIES - 29.57%		$7,923,259

(Cost: $7,887,201)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5-1-18	848	858,692
5.5%, 6-1-19	297	305,332
5.5%, 9-1-19	452	464,094
5.5%, 5-1-20	297	305,205
6.0%, 10-1-33	804	825,431
5.5%, 2-1-35	247	250,429
5.5%, 7-1-35	450	456,188

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 7-1-19	135	138,544
4.5%, 7-1-20	250	248,828
3.951%, 12-26-31	127	127,023
7.0%, 11-1-32	332	351,798
5.5%, 5-1-33	400	405,375
6.0%, 12-1-33	381	391,679
5.0%, 2-1-34	931	932,115
6.0%, 4-1-34	305	312,634
6.5%, 4-1-34	582	602,824
5.0%, 7-1-34	300	300,000
5.5%, 7-1-34	422	429,287
6.0%, 8-1-34	236	242,054
5.5%, 9-1-34	145	146,703
6.5%, 9-1-34	213	220,227
5.5%, 10-1-34	2,598	2,634,861
5.5%, 10-1-34	374	379,789
5.5%, 11-1-34	377	382,816
6.0%, 11-1-34	195	199,474
6.5%, 11-1-34	416	431,154
6.5%, 11-1-34	283	293,304
6.0%, 12-1-34	779	798,470
5.5%, 2-1-35	739	750,536
6.5%, 3-1-35	235	243,610
6.0%, 4-1-35	290	297,805
5.0%, 5-1-35	100	100,005
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.9939%, 6-17- 45	1,595	100,917
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	137	144,028
5.0%, 11-15-33	1,305	1,316,582
5.0%, 7-1-34	250	251,875
5.5%, 12-15-34	535	546,420
5.5%, 7-1-35	525	535,992
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	512,995

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 68.06%		$18,235,095

(Cost: $18,166,885)

SHORT-TERM SECURITIES

Commercial Paper
Finance Companies - 1.87%
USAA Capital Corp.,
3.15%, 7-6-05	500	499,781

Household - General Products - 4.56%
Fortune Brands Inc.,
3.41%, 7-1-05	1,223	1,223,000

Total Commercial Paper - 6.43%		1,722,781

United States Government Agency Obligation - 5.23%
Federal Home Loan Bank,
2.55%, 7-1-05	1,400	1,400,000

TOTAL SHORT-TERM SECURITIES - 11.66%		$3,122,781

(Cost: $3,122,781)

TOTAL INVESTMENT SECURITIES - 109.29%		$29,281,135

(Cost: $29,176,867)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (9.29%)		(2,488,985)

NET ASSETS - 100.00%		$26,792,150

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $1,531,635 or 5.72% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MORTGAGE SECURITIES PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $29,177) (Notes 1 and 3)	$29,281
Cash	1
Receivables:
Investment securities sold	222
Interest	112
Portfolio shares sold	7
Prepaid and other assets	1

Total assets	29,624

LIABILITIES
Payable for investment securities purchased	2,816
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Payable to Portfolio shareholders	1
Accrued service fee (Note 2)	-	*
Accrued shareholder servicing (Note 2)	-	*
Other	12

Total liabilities	2,832

Total net assets	$26,792

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	26,233
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	474
Accumulated undistributed net realized loss on investment transactions	(24)
Net unrealized appreciation in value of investments	104

Net assets applicable to outstanding units of capital	$26,792

Net asset value, redemption and offering price per share	$5.1728

Capital shares outstanding	5,179
Capital shares authorized	80,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MORTGAGE SECURITIES PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$600

Expenses (Note 2):
Investment management fee	59
Service fee	30
Audit fees	12
Custodian fees	11
Accounting services fee	9
Legal fees	1
Shareholder servicing	1
Other	3

Total expenses	126

Net investment income	474

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(24)
Unrealized depreciation in value of investments	(1)

Net loss on investments	(25)

Net increase in net assets resulting from operations	$449

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MORTGAGE SECURITIES PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended	For the period from 5-27-04(1) through
	6-30-05	12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$474	$401
Realized net gain (loss) on investments	(24)	272
Unrealized appreciation (depreciation)	(1)	105

Net increase in net assets resulting from operations	449	778

Distributions to shareholders from (Note 1E): (2)
Net investment income	(-)	(401)
Realized gains on investment transactions	(-)	(272)

	(-)	(673)

Capital share transactions (3)	5,443	20,795

Total increase	5,892	20,900
NET ASSETS
Beginning of period	20,900	-

End of period	$26,792	$20,900

Undistributed net investment income	$474	$- *

(1)Commencement of operations.
(2)See "Financial Highlights" on page 179.

(3)Shares issued from sale of shares	1,186	4,019
Shares issued from reinvestment of dividend and/or capital gains distribution	-	132
Shares redeemed	(122)	(36)

Increase in outstanding capital shares	1,064	4,115

Value issued from sale of shares	$6,066	$20,309
Value issued from reinvestment of dividend and/or capital gains distribution	-	673
Value redeemed	(623)	(187)

Increase in outstanding capital	$5,443	$20,795

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      MORTGAGE SECURITIES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 5-27-04(1) through
	6-30-05		12-31-04

Net asset value, beginning of period	$5.0791		$5.0000

Income from investment operations:
Net investment income	0.0915		0.1009
Net realized and unrealized gain on investments	0.0022		0.1476

Total from investment operations	0.0937		0.2485

Less distributions from:
Net investment income	(0.0000)		(0.1009)
Capital gains	(0.0000)		(0.0685)

Total distributions	(0.0000)		(0.1694)

Net asset value, end of period	$5.1728		$5.0791

Total return	1.85%		4.97%
Net assets, end of period (in millions)	$27		$21
Ratio of expenses to average net assets including voluntary expense waiver	1.07	%(2)	0.71	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	4.01	%(2)	4.02	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		0.97	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		3.76	%(2)
Portfolio turnover rate	103%		184%

(1)Commencement of operations.
(2) Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF REAL ESTATE SECURITIES PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Real Estate Securities Portfolio had net assets totaling $31,538,790 invested in a diversified portfolio of:

97.83%	Common Stocks
2.17%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Shelter Stocks	$76.51
Consumer Services Stocks	$9.72
Multi-Industry Stocks	$6.09
Business Equipment and Services Stocks	$3.80
Cash and Cash Equivalents	$2.17
Retail Stocks	$1.71

The Investments of Real Estate Securities Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.80%
Brookfield Properties Corporation	41,550	$1,196,640

Hotels and Gaming - 9.72%
Hilton Hotels Corporation	51,700	1,233,045
Marriott International, Inc., Class A	5,500	375,210
Starwood Hotels & Resorts Worldwide, Inc.	24,900	1,458,393
		3,066,648
Multiple Industry - 6.09%
DiamondRock Hospitality Company	30,500	344,650
Education Realty Trust, Inc.	30,400	556,320
Great Wolf Resorts, Inc.*	800	16,336
NorthStar Realty Finance Corp.	33,700	353,513
Spirit Finance Corporation	38,500	452,375
Thomas Properties Group, Inc.	15,700	196,328
		1,919,522
Real Estate Investment Trust - 76.51%
Alexandria Real Estate Equities, Inc.	6,100	448,045
American Campus Communities, Inc.	27,100	614,628
Archstone-Smith Trust	14,700	567,714
Arden Realty, Inc.	5,900	212,282
AvalonBay Communities, Inc.	8,500	686,800
BRE Properties, Inc., Class A	2,600	108,810
BioMed Realty Trust, Inc.	30,643	730,836
Boston Properties, Inc.	10,200	714,000
Brandywine Realty Trust	25,100	769,315
Camden Property Trust	17,700	951,375
Capital Automotive REIT	3,100	118,219
Catellus Development Corporation	11,800	387,040
Columbia Equity Trust, Inc.*	10,200	156,570
Cousins Properties Incorporated	13,900	411,162
Developers Diversified Realty Corporation	26,000	1,194,960
Equity One, Inc.	23,800	540,260
Equity Residential	24,700	909,454
Essex Property Trust, Inc.	3,900	323,934
Extra Space Storage Inc.	10,942	156,799
First Potomac Realty Trust	12,600	312,480
General Growth Properties, Inc.	32,480	1,334,603
Gramercy Capital Corp.	13,400	327,764
Hersha Hospitality Trust	28,100	268,074
Host Marriott Corporation	25,600	448,000
Kimco Realty Corporation	16,100	948,451
Kite Realty Group Trust	35,200	528,000
Liberty Property Trust	7,700	341,187
Maguire Properties, Inc.	12,200	345,748
Mills Corporation (The)	20,200	1,227,958
Newcastle Investment Corp.	8,800	265,320
PS Business Parks, Inc.	3,500	155,575
Pan Pacific Retail Properties, Inc.	2,200	146,036
Prentiss Properties Trust	15,500	564,820
ProLogis	42,900	1,726,296
Public Storage, Inc.	6,000	379,500
Regency Centers Corporation	5,700	326,040
Simon Property Group, Inc.	24,400	1,768,756
Sovran Self Storage, Inc.	800	36,368
Strategic Hotel Capital, L.L.C.	24,800	446,400
Trizec Properties, Inc.	20,600	423,742
United Dominion Realty Trust, Inc.	31,300	752,765
Ventas, Inc.	17,600	531,520
Vornado Realty Trust	3,900	313,560
Winston Hotels, Inc.	18,500	208,310
		24,129,476
Retail - Specialty Stores - 1.71%
Forest City Enterprises, Inc., Class A	7,613	540,523

TOTAL COMMON STOCKS - 97.83%		$30,852,809

(Cost: $27,066,819)
SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 1.58%
USAA Capital Corp.,
3.15%, 7-6-05	$500	499,781

Security and Commodity Brokers - 1.11%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	349	349,000

TOTAL SHORT-TERM SECURITIES - 2.69%		$848,781

(Cost: $848,781)

TOTAL INVESTMENT SECURITIES - 100.52%		$31,701,590

(Cost: $27,915,600)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.52%)		(162,800)

NET ASSETS - 100.00%		$31,538,790

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      REAL ESTATE SECURITIES PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $27,916) (Notes 1 and 3)	$31,702
Cash	1
Receivables:
Dividends and interest	130
Investment securities sold	40
Portfolio shares sold	13
Prepaid and other assets	-	*

Total assets	31,886

LIABILITIES
Payable for investment securities purchased	316
Payable to Portfolio shareholders	21
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	-	*
Accrued shareholder servicing (Note 2)	-	*
Other	7

Total liabilities	347

Total net assets	$31,539

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	27,053
Accumulated undistributed income:
Accumulated undistributed net investment income	349
Accumulated undistributed net realized gain on investment transactions	346
Net unrealized appreciation in value of investments	3,786

Net assets applicable to outstanding units of capital	$31,539

Net asset value, redemption and offering price per share	$6.8586

Capital shares outstanding	4,598
Capital shares authorized	80,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      REAL ESTATE SECURITIES PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$506
Interest and amortization	10

Total income	516

Expenses (Note 2):
Investment management fee	111
Service fee	31
Audit fees	12
Custodian fees	12
Accounting services fee	10
Legal fees	1
Shareholder servicing	1
Other	2

Total expenses	180

Net investment income	336

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	273
Realized net gain on foreign currency transactions	-	*

Realized net gain on investments	273
Unrealized appreciation in value of investments during the period	1,340

Net gain on investments	1,613

Net increase in net assets resulting from operations	$1,949

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      REAL ESTATE SECURITIES PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended 6-30-05	For the period from 5-27-04(1) through 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$336	$114
Realized net gain on investments	273	303
Unrealized appreciation	1,340	2,446

Net increase in net assets resulting from operations	1,949	2,863

Distributions to shareholders from (Note 1E): (2)
Net investment income	(-)	(100)
Realized gains on investment transactions	(-)	(231)

	(-)	(331)

Capital share transactions (3)	10,418	16,640

Total increase	12,367	19,172
NET ASSETS
Beginning of period	19,172	-

End of period	$31,539	$19,172

Undistributed net investment income	$349	$13

(1)Commencement of operations.
(2)See "Financial Highlights" on page 187.

(3)Shares issued from sale of shares	1,762	2,922
Shares issued from reinvestment of dividend and/or capital gains distribution	-	51
Shares redeemed	(106)	(31)

Increase in outstanding capital shares	1,656	2,942

Value issued from sale of shares	$11,086	$16,498
Value issued from reinvestment of dividend and/or capital gains distribution	-	331
Value redeemed	(668)	(189)

Increase in outstanding capital	$10,418	$16,640

See Notes to Financial Statements.

Financial Highlights
      REAL ESTATE SECURITIES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended 6-30-05		For the period from 5-27-04(1) through 12-31-04

Net asset value, beginning of period	$6.5176		$5.0000

Income from investment operations:
Net investment income	0.0758		0.0396
Net realized and unrealized gain on investments	0.2652		1.5935

Total from investment operations	0.3410		1.6331

Less distributions from:
Net investment income	(0.0000)		(0.0349)
Capital gains	(0.0000)		(0.0806)

Total distributions	(0.0000)		(0.1155)

Net asset value, end of period	$6.8586		$6.5176

Total return	5.21%		32.66%
Net assets, end of period (in millions)	$32		$19
Ratio of expenses to average net assets including voluntary expense waiver	1.47	%(2)	1.21	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	2.72	%(2)	2.14	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		1.55	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		1.80	%(2)
Portfolio turnover rate	14%		53%

(1)Commencement of operations.
(2) Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Science and Technology Portfolio had net assets totaling $327,426,840 invested in a diversified portfolio of:

98.84%	Common Stocks
1.16%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Health Care Stocks	$30.40
Technology Stocks	$30.05
Multi-Industry Stocks	$20.83
Business Equipment and Services Stocks	$9.38
Financial Services Stocks	$3.68
Consumer Services Stocks	$2.32
Consumer Durables Stocks	$1.96
Cash and Cash Equivalents	$1.16
Utilities Stocks	$0.22

The Investments of Science and Technology Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Broadcasting - 2.32%
XM Satellite Radio Holdings Inc., Class A*	225,500	$7,589,203

Business Equipment and Services - 5.80%
CheckFree Corporation*	171,200	5,830,216
Euronet Worldwide, Inc.*	257,950	7,503,765
Headwaters Incorporated*	164,500	5,655,510
		18,989,491
Computers - Micro - 1.50%
Dell Inc.*	124,200	4,899,069

Computers - Peripherals - 11.68%
BEA Systems, Inc.*	356,800	3,130,920
Check Point Software Technologies Ltd.*	39,300	779,516
Microsoft Corporation	294,600	7,313,445
Oracle Corporation*	461,400	6,092,787
Red Hat, Inc.*	426,600	5,586,327
SAP Aktiengesellschaft, ADR	76,000	3,290,800
Symantec Corporation*	250,100	5,438,424
Symbol Technologies, Inc.	668,440	6,597,503
		38,229,722
Consumer Electronics - 1.96%
Garmin Ltd.	150,100	6,419,777

Electronic Components - 15.39%
Advanced Micro Devices, Inc.*	185,800	3,221,772
Broadcom Corporation, Class A*	193,100	6,860,843
Intel Corporation	183,000	4,762,575
Maxim Integrated Products, Inc.	85,200	3,253,362
MediaTek Incorporation (A)	390,006	3,386,257
Microchip Technology Incorporated	316,600	9,390,356
Micron Technology, Inc.*	448,400	4,578,164
Samsung Electronics Co., Ltd. (A)	24,600	11,747,124
Texas Instruments Incorporated	113,400	3,183,138
		50,383,591
Electronic Instruments - 1.48%
ASML Holding N.V., Ordinary Shares*	189,000	2,960,685
Mattson Technology, Inc.*	265,100	1,890,163
		4,850,848
Health Care - Drugs - 6.93%
Amgen Inc.*	86,800	5,247,494
Genzyme Corporation*	155,400	9,335,655
IVAX Corporation*	377,500	8,116,250
		22,699,399
Health Care - General - 2.16%
Advanced Medical Optics, Inc.*	178,100	7,079,475

Hospital Supply and Management - 21.31%
Cerner Corporation*	329,500	22,397,762
Guidant Corporation	71,600	4,818,680
PacifiCare Health Systems, Inc.*	73,800	5,273,010
Triad Hospitals, Inc.*	213,200	11,649,248
UnitedHealth Group Incorporated	131,800	6,872,052
WellCare Health Plans, Inc.*	311,700	11,068,467
WellPoint, Inc.*	110,400	7,688,256
		69,767,475
Multiple Industry - 20.83%
Cogent, Inc.*	94,700	2,701,791
Dolby Laboratories, Inc., Class A*	169,700	3,743,582
Google Inc., Class A*	56,300	16,560,363
Infosys Technologies Limited	92,100	7,140,974
NAVTEQ Corporation*	92,600	3,442,868
PRA International*	133,700	3,575,138
PortalPlayer, Inc.*	164,300	3,427,298
Research In Motion Limited*	221,300	16,324,195
Telvent GIT, S.A.*	160,300	1,663,914
UbiquiTel Inc.*	346,300	2,827,540
VeriFone Holdings, Inc.*	267,000	4,338,750
Volterra Semiconductor Corporation*	166,000	2,466,760
		68,213,173
Security and Commodity Brokers - 3.68%
Chicago Mercantile Exchange Holdings Inc.	40,800	12,056,400

Timesharing and Software - 3.58%
Alliance Data Systems Corporation*	288,500	11,701,560

Utilities - Telephone - 0.22%
Silicon Motion Technology Corporation, ADR*	69,500	729,750

TOTAL COMMON STOCKS - 98.84%		$323,608,933

(Cost: $261,493,205)
SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.36%
Alcoa Incorporated,
3.4%, 7-1-05	$1,188	1,188,000

Finance Companies - 1.22%
USAA Capital Corp.,
3.15%, 7-6-05	4,000	3,998,250

TOTAL SHORT-TERM SECURITIES - 1.58%		$5,186,250

(Cost: $5,186,250)

TOTAL INVESTMENT SECURITIES - 100.42%		$328,795,183

(Cost: $266,679,455)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.42%)		(1,368,343)

NET ASSETS - 100.00%		$327,426,840

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SCIENCE AND TECHNOLOGY PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $266,679) (Notes 1 and 3)	$328,795
Cash	346
Receivables:
Investment securities sold	497
Portfolio shares sold	41
Prepaid and other assets	5

Total assets	329,684

LIABILITIES
Payable for investment securities purchased	2,165
Payable to Portfolio shareholders	48
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	8
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	2
Other	23

Total liabilities	2,257

Total net assets	$327,427

NET ASSETS
$0.001 par value capital stock:
Capital stock	$22
Additional paid-in capital	306,314
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,393)
Accumulated undistributed net realized loss on investment transactions	(39,632)
Net unrealized appreciation in value of investments	62,116

Net assets applicable to outstanding units of capital	$327,427

Net asset value, redemption and offering price per share	$14.9620

Capital shares outstanding	21,884
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations
      SCIENCE AND TECHNOLOGY PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $13)	$342
Interest and amortization	101

Total income	443

Investment management fee	1,319
Service fee	388
Accounting services fee	47
Custodian fees	15
Audit fees	9
Shareholder servicing	5
Legal fees	4
Other	41

Total expenses	1,828

Net investment loss	(1,385)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	20,235
Realized net loss on purchased options	(36)
Realized net gain on foreign currency transactions	1

Realized net gain on investments	20,200
Unrealized depreciation in value of investments during the period	(6,662)

Net gain on investments	13,538

Net increase in net assets resulting from operations	$12,153

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SCIENCE AND TECHNOLOGY PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-05	For the fiscal year ended 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(1,385)	$(1,678)
Realized net gain on investments	20,200	20,904
Unrealized appreciation (depreciation)	(6,662)	25,077

Net increase in net assets resulting from operations	12,153	44,303

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(-)
Realized gains on investment transactions	(-)	(-)

	(-)	(-)

Capital share transactions (2)	(6,249)	8,761

Total increase	5,904	53,064
NET ASSETS
Beginning of period	321,523	268,459

End of period	$327,427	$321,523

Undistributed net investment loss	$(1,393)	$(9)

(1)See "Financial Highlights" on page 195.

(2)Shares issued from sale of shares	783	2,648
Shares issued from reinvestment of dividend and/or capital gains distribution	-	-
Shares redeemed	(1,225)	(1,992)

Increase (decrease) in outstanding capital shares	(442)	656

Value issued from sale of shares	$11,054	$34,217
Value issued from reinvestment of dividend and/or capital gains distribution	-	-
Value redeemed	(17,303)	(25,456)

Increase (decrease) in outstanding capital	$(6,249)	$8,761

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$14.4014		$12.3883	$9.4961	$12.4927	$14.2542	$22.4087

Income (loss) from investment operations:
Net investment income (loss)	(0.0633)		(0.0751)	(0.0521)	(0.0245)	0.0584	0.1151
Net realized and unrealized gain (loss) on investments	0.6239		2.0882	2.9443	(2.9720)	(1.7571)	(4.8532)

Total from investment operations	0.5606		2.0131	2.8922	(2.9965)	(1.6987)	(4.7381)

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0589)	(0.1151)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0039)	(3.3013)

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0628)	(3.4164)

Net asset value, end of period	$14.9620		$14.4014	$12.3883	$9.4961	$12.4927	$14.2542

Total return	3.89%		16.25%	30.46%	-23.99%	-11.91%	-21.15%
Net assets, end of period (in millions)	$327		$322	$268	$195	$267	$295
Ratio of expenses to average net assets	1.18	%(1)	1.17%	1.16%	1.17%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets	-0.89	%(1)	-0.59%	-0.52%	-0.23%	0.47%	0.64%
Portfolio turnover rate	51%		107%	116%	92%	93%	94%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Small Cap Growth Portfolio had net assets totaling $592,752,470 invested in a diversified portfolio of:

96.43%	Common Stocks
3.57%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Technology Stocks	$25.67
Health Care Stocks	$19.18
Business Equipment and Services Stocks	$18.38
Consumer Nondurables Stocks	$7.50
Retail Stocks	$6.02
Energy Stocks	$5.50
Miscellaneous Stocks	$5.25
Capital Goods Stocks	$3.71
Cash and Cash Equivalents	$3.57
Financial Services Stocks	$2.71
Consumer Services Stocks	$2.51

The Investments of Small Cap Growth Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Apparel - 3.73%
Oxford Industries, Inc.	303,500	$13,065,675
Quiksilver, Inc.*	564,200	9,015,916
		22,081,591
Banks - 1.33%
City National Corporation	110,100	7,895,271

Business Equipment and Services - 10.70%
CheckFree Corporation*	374,855	12,765,687
DiamondCluster International, Inc.*	24,000	270,360
Headwaters Incorporated*	238,800	8,209,944
Jacobs Engineering Group Inc.*	137,100	7,713,246
Macrovision Corporation*	507,200	11,434,824
Resources Connection, Inc.*	656,064	15,217,404
Strayer Education, Inc.	90,300	7,791,987
		63,403,452
Capital Equipment - 2.77%
Chicago Bridge & Iron Company N.V., NY Shares	382,500	8,743,950
Cooper Cameron Corporation*	123,600	7,669,380
		16,413,330
Chemicals - Specialty - 1.13%
Minerals Technologies Inc.	109,200	6,726,720

Communications Equipment - 6.55%
ADC Telecommunications, Inc.*	197,242	4,294,945
ADTRAN, Inc.	352,150	8,728,038
Andrew Corporation*	462,100	5,894,085
Plantronics, Inc.	380,400	13,831,344
Tekelec*	360,400	6,056,522
		38,804,934
Computers - Peripherals - 13.34%
Allscripts Healthcare Solutions, Inc.*	329,200	5,459,782
Avid Technology, Inc.*	218,300	11,638,664
Cognex Corporation	404,500	10,585,765
Epicor Software Corporation*	366,100	4,823,367
Kronos Incorporated*	208,500	8,417,145
MICROS Systems, Inc.*	226,400	10,103,100
Nautilus Group, Inc. (The)	529,900	15,102,150
Red Hat, Inc.*	479,200	6,275,124
Take-Two Interactive Software, Inc.*	261,900	6,666,665
		79,071,762
Cosmetics and Toiletries - 2.01%
Nu Skin Enterprises, Inc., Class A	510,500	11,894,650

Electrical Equipment - 0.94%
Microsemi Corporation*	296,600	5,574,597

Electronic Components - 1.40%
FormFactor, Inc.*	314,300	8,292,805

Electronic Instruments - 4.38%
FLIR Systems, Inc.*	436,000	13,032,040
WMS Industries Inc.*	383,450	12,941,437
		25,973,477
Finance Companies - 1.38%
Financial Federal Corporation	212,450	8,209,068

Food and Related - 1.76%
J.M. Smucker Company (The)	221,900	10,415,986

Health Care - Drugs - 3.59%
Angiotech Pharmaceuticals, Inc.*	333,200	4,613,154
Encysive Pharmaceuticals Inc.*	237,500	2,568,562
MGI PHARMA, INC.*	115,800	2,519,229
Martek Biosciences Corporation*	268,824	10,205,903
NPS Pharmaceuticals, Inc.*	122,400	1,389,852
		21,296,700
Health Care - General - 9.43%
Advanced Neuromodulation Systems, Inc.*	230,550	9,144,766
American Medical Systems Holdings, Inc.*	285,400	5,889,229
Digene Corporation*	321,400	8,888,317
Hologic, Inc.*	181,600	7,231,312
ResMed Inc.*	133,250	8,793,168
Schein (Henry), Inc.*	220,900	9,181,709
Wright Medical Group, Inc.*	254,150	6,797,242
		55,925,743
Hospital Supply and Management - 6.16%
Advisory Board Company (The)*	154,703	7,547,959
Cerner Corporation*	246,856	16,780,037
VCA Antech, Inc.*	256,500	6,221,408
WellCare Health Plans, Inc.*	167,300	5,940,823
		36,490,227
Leisure Time Industry - 1.30%
THQ Inc.*	264,200	7,730,492

Motor Vehicle Parts - 0.85%
Gentex Corporation	275,700	5,019,118

Multiple Industry - 1.55%
FoxHollow Technologies, Inc.*	208,100	7,941,096
PortalPlayer, Inc.*	47,600	992,936
Volcom, Inc.*	8,500	228,905
		9,162,937
Petroleum - Domestic - 1.40%
Western Gas Resources, Inc.	238,100	8,309,690

Petroleum - International - 2.29%
Newfield Exploration Company*	340,800	13,594,512

Petroleum - Services - 1.81%
Patterson-UTI Energy, Inc.	384,950	10,715,083

Publishing - 1.21%
Getty Images, Inc.*	96,962	7,200,398

Railroad - 1.47%
Kansas City Southern*	431,850	8,714,733

Restaurants - 1.04%
Red Robin Gourmet Burgers, Inc.*	99,900	6,183,311

Retail - Specialty Stores - 4.98%
Guitar Center, Inc.*	137,300	8,014,888
O'Reilly Automotive, Inc.*	384,400	11,468,574
Tractor Supply Company*	203,900	10,009,451
		29,492,913
Timesharing and Software - 7.68%
Audible, Inc.*	162,300	2,815,093
CoStar Group, Inc.*	11,500	501,860
Digitas Inc.*	841,350	9,595,597
FactSet Research Systems, Inc.	416,525	14,928,256
MicroStrategy Incorporated, Class A*	145,550	7,709,784
Zebra Technologies Corporation, Class A*	227,000	9,953,950
		45,504,540
Utilities - Telephone - 0.25%
NeuStar, Inc., Class A*	57,700	1,477,120

TOTAL COMMON STOCKS - 96.43%		$571,575,160

(Cost: $443,466,985)
SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.41%
Alcoa Incorporated,
3.4%, 7-1-05	$2,448	2,448,000

Capital Equipment - 0.67%
Caterpillar Inc.,
3.25%, 7-8-05	4,000	3,997,472

Finance Companies - 0.84%
USAA Capital Corp.,
3.15%, 7-6-05	5,000	4,997,813

Food and Related - 1.35%
General Mills, Inc.,
3.31%, 7-7-05	4,000	3,997,793
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.3%, 7-8-05	4,000	3,997,433
		7,995,226
Health Care - General - 0.85%
Baxter International Inc.,
3.3%, 7-5-05	5,000	4,998,167

Household - General Products - 0.57%
Procter & Gamble Company (The),
3.37%, 7-1-05	3,351	3,351,000

Multiple Industry - 0.37%
Detroit Edison Co.,
3.34%, 7-1-05	2,200	2,200,000

TOTAL SHORT-TERM SECURITIES - 5.06%		$29,987,678

(Cost: $29,987,678)

TOTAL INVESTMENT SECURITIES - 101.49%		$601,562,838

(Cost: $473,454,663)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.49%)		(8,810,368)

NET ASSETS - 100.00%		$592,752,470

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SMALL CAP GROWTH PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $473,455) (Notes 1 and 3)	$601,563
Cash	9
Receivables:
Investment securities sold	817
Dividends and interest	11
Portfolio shares sold	9
Prepaid and other assets	8

Total assets	602,417

LIABILITIES
Payable for investment securities purchased	9,364
Payable to Portfolio shareholders	233
Accrued management fee (Note 2)	14
Accrued accounting services fee (Note 2)	13
Accrued shareholder servicing (Note 2)	5
Accrued service fee (Note 2)	4
Other	32

Total liabilities	9,665

Total net assets	$592,752

NET ASSETS
$0.001 par value capital stock:
Capital stock	$58
Additional paid-in capital	537,699
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,876)
Accumulated undistributed net realized loss on investment transactions	(71,237)
Net unrealized appreciation in value of securities	128,108

Net assets applicable to outstanding units of capital	$592,752

Net asset value, redemption and offering price per share	$10.2168

Capital shares outstanding	58,017
Capital shares authorized	140,000

See Notes to Financial Statements.

Statement of Operations
      SMALL CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $3)	$1,032
Interest and amortization	447

Total income	1,479

Expenses (Note 2):
Investment management fee	2,428
Service fee	714
Accounting services fee	77
Custodian fees	16
Audit fees	14
Legal fees	8
Shareholder servicing	8
Other	77

Total expenses	3,342

Net investment loss	(1,863)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	37,107
Realized net loss on purchased options	(334)

Realized net gain on investments	36,773
Unrealized depreciation in value of investments during the period	(3,654)

Net gain on investments	33,119

Net increase in net assets resulting from operations	$31,256

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SMALL CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                                 (Unaudited)

	For the six months ended	For the fiscal year ended
	6-30-05	12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(1,863)	$(4,510)
Realized net gain on investments	36,773	57,799
Unrealized appreciation (depreciation)	(3,654)	20,383

Net increase in net assets resulting from operations	31,256	73,672

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(-)
Realized gains on investment transactions	(-)	(-)

	(-)	(-)

Capital share transactions (2)	(27,588)	(28,909)

Total increase	3,668	44,763
NET ASSETS
Beginning of period	589,084	544,321

End of period	$592,752	$589,084

Undistributed net investment loss	$(1,876)	$(13)

(1)See "Financial Highlights" on page 204.

(2) Shares issued from sale of shares	1,713	4,981
Shares issued from reinvestment of dividend and/or capital gains distribution	-	-
Shares redeemed	(4,545)	(8,394)

Decrease in outstanding capital shares	(2,832)	(3,413)

Value issued from sale of shares	$16,369	$43,643
Value issued from reinvestment of dividend and/or capital gains distribution	-	-
Value redeemed	(43,957)	(72,552)
Decrease in outstanding capital	$(27,588)	$(28,909)

See Notes to Financial Statements.

Financial Highlights
      SMALL CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-05	2004	2003	2002	2001	2000

Net asset value, beginning of period	$9.6810	$8.4703	$6.2388	$7.9770	$8.1345	$11.6130

Income (loss) from investment operations:
Net investment income (loss)	(0.0321)	(0.0741)	(0.0485)	(0.0458)	(0.0103)	0.0717
Net realized and unrealized gain (loss) on investments	0.5679	1.2848	2.2800	(1.6924)	(0.1471)	(1.5051)

Total from investment operations	0.5358	1.2107	2.2315	(1.7382)	(0.1574)	(1.4334)

Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000	)*	(0.0717)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(1.9734)

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(2.0451)

Net asset value, end of period	$10.2168	$9.6810	$8.4703	$6.2388	$7.9770	$8.1345

Total return	5.53%	14.29%	35.77%	-21.79%	-1.93%	-12.35%
Net assets, end of period (in millions)	$593	$589	$544	$279	$359	$345
Ratio of expenses to average net assets	1.17	%(1)	1.17%	1.15%	1.15%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets	-0.65	%(1)	-0.82%	-0.88%	-0.66%	-0.14%	0.68%
Portfolio turnover rate	36%	96%	86%	35%	30%	58%

*Not shown due to rounding.
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Small Cap Value Portfolio had net assets totaling $147,869,265 invested in a diversified portfolio of:

96.88%	Common Stocks
3.12%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Financial Services Stocks	$17.80
Multi-Industry Stocks	$9.92
Consumer Nondurables Stocks	$9.32
Retail Stocks	$8.16
Business Equipment and Services Stocks	$8.02
Consumer Services Stocks	$7.69
Utilities Stocks	$7.42
Technology Stocks	$7.19
Shelter Stocks	$5.75
Health Care Stocks	$5.50
Capital Goods Stocks	$4.23
Energy Stocks	$3.88
Cash and Cash Equivalents	$3.12
Miscellaneous Stocks	$2.00

The Investments of Small Cap Value Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Apparel - 0.57%
Reebok International Ltd.	20,100	$840,783

Banks - 6.42%
Central Pacific Financial Corp.	31,700	1,128,520
First Niagara Financial Group, Inc.	140,400	2,046,330
Gold Banc Corporation, Inc.	150,700	2,193,438
Irwin Financial Corporation	60,400	1,340,276
Trustmark Corporation	73,000	2,135,615
Wintrust Financial Corporation	12,400	649,078
		9,493,257
Business Equipment and Services - 6.26%
Brink's Company (The)	80,800	2,908,800
Heidrick & Struggles International, Inc.*	45,200	1,181,076
Laidlaw International, Inc.*	152,600	3,677,660
Lennox International Inc.	34,300	726,131
ProQuest Company*	23,300	764,007
		9,257,674
Capital Equipment - 1.20%
Actuant Corporation, Class A*	22,200	1,064,268
Manitowoc Company, Inc. (The)	17,400	713,748
		1,778,016
Chemicals - Petroleum and Inorganic - 0.48%
NuCO2 Inc.*	27,800	711,541

Coal - 1.95%
Foundation Coal Holdings, Inc.	69,100	1,792,454
Massey Energy Company	28,900	1,090,108
		2,882,562
Communications Equipment - 1.13%
ADTRAN, Inc.	42,000	1,040,970
Polycom, Inc.*	41,900	624,938
		1,665,908
Computers - Micro - 0.92%
Tech Data Corporation*	37,053	1,356,325

Computers - Peripherals - 1.99%
Borland Software Corporation*	165,100	1,133,412
Novatel Wireless, Inc.*	64,000	796,800
TIBCO Software Inc.*	155,365	1,013,757
		2,943,969
Construction Materials - 1.11%
Walter Industries, Inc.	40,700	1,636,140

Containers - 3.90%
AptarGroup, Inc.	24,200	1,229,360
Crown Holdings, Inc.*	92,700	1,319,121
Jarden Corporation*	48,100	2,593,552
Packaging Corporation of America	29,800	627,290
		5,769,323
Cosmetics and Toiletries - 0.87%
Nu Skin Enterprises, Inc., Class A	55,100	1,283,830

Defense - 0.47%
Alliant Techsystems Inc.*	9,800	691,880

Electronic Components - 2.18%
Axcelis Technologies, Inc.*	129,600	889,704
Brooks Automation, Inc.*	42,100	625,606
Integrated Device Technology, Inc.*	62,200	668,339
Thomas & Betts Corporation*	36,600	1,033,584
		3,217,233
Electronic Instruments - 0.50%
AMETEK, Inc.	17,800	744,930

Finance Companies - 1.89%
Allmerica Financial Corporation*	69,900	2,592,591
CompuCredit Corporation*	5,800	199,027
		2,791,618
Food and Related - 3.34%
Chiquita Brands International Inc.	53,000	1,455,380
Hain Celestial Group, Inc. (The)*	75,100	1,464,074
John B. Sanfilippo & Son, Inc.*	23,600	541,856
Lance, Inc.	43,300	742,812
Ralcorp Holdings, Inc.	17,900	736,585
		4,940,707
Forest and Paper Products - 1.79%
Bowater Incorporated	24,900	806,013
Owens-Illinois, Inc.*	47,100	1,179,855
Smurfit-Stone Container Corporation	65,700	665,869
		2,651,737
Health Care - General - 3.75%
Amedisys, Inc.*	44,900	1,653,892
dj Orthopedics, Inc.*	54,747	1,501,710
Sybron Dental Specialties, Inc.*	63,600	2,392,632
		5,548,234
Homebuilders, Mobile Homes - 1.03%
Fleetwood Enterprises, Inc.*	150,500	1,527,575

Hospital Supply and Management - 1.75%
LifePoint Hospitals, Inc.*	51,159	2,586,343

Hotels and Gaming - 2.89%
Gaylord Entertainment Company*	65,900	3,063,691
Kerzner International Limited*	21,300	1,213,035
		4,276,726
Household - General Products - 0.64%
Church & Dwight Co., Inc.	26,200	948,440

Household - Major Appliances - 0.82%
Briggs & Stratton Corporation	35,000	1,211,700

Insurance - Life - 1.26%
Universal American Financial Corp.*	82,500	1,867,387

Insurance - Property and Casualty - 2.79%
Max Re Capital Ltd.	112,700	2,582,521
PXRE Group Ltd.	61,200	1,543,464
		4,125,985
Leisure Time Industry - 2.29%
Brunswick Corporation	23,200	1,005,024
K2 Inc.*	54,200	687,256
RC2 Corporation*	31,400	1,181,425
Steiner Leisure Limited*	13,700	507,174
		3,380,879
Motor Vehicle Parts - 0.70%
Tenneco Automotive Inc.*	62,400	1,038,336

Multiple Industry - 9.92%
Alpha Natural Resources, Inc.*	49,600	1,184,448
Aspen Insurance Holdings Limited	53,300	1,468,948
DSW Inc., Class A*	3,900	97,305
FreightCar America, Inc.*	39,600	783,288
Montpelier Re Holdings Ltd.	43,316	1,497,867
NorthWestern Corporation	70,600	2,222,488
PHH Corporation*	25,700	661,004
Platinum Underwriters Holdings, Ltd.	17,600	560,032
Prestige Brands Holdings, Inc.*	101,100	1,971,450
Sunstone Hotel Investors, Inc.	30,900	749,634
Symmetry Medical Inc.*	43,800	1,031,052
TreeHouse Foods, Inc.*	46,100	1,314,311
U-Store-It Trust	58,800	1,120,140
		14,661,967
Non-Residential Construction - 1.92%
Washington Group International, Inc.*	55,500	2,838,825

Petroleum - Domestic - 0.75%
Whiting Petroleum Corporation*	30,600	1,111,086

Petroleum - International - 1.18%
Forest Oil Corporation*	17,100	718,200
Vintage Petroleum, Inc.	33,900	1,032,933
		1,751,133
Publishing - 2.51%
Banta Corporation	63,500	2,880,360
PRIMEDIA Inc.*	205,000	830,250
		3,710,610
Real Estate Investment Trust - 2.93%
Accredited Home Lenders Holding Co.*	48,200	2,119,595
Heritage Property Investment Trust, Inc.	15,100	528,802
Highland Hospitality Corporation	22,300	233,035
HomeBanc Corp.	108,700	988,083
Rayonier Inc.	8,665	459,505
		4,329,020
Restaurants - 1.75%
Landry's Restaurants, Inc.	49,300	1,483,437
Triarc Companies, Inc.	68,100	1,096,410
		2,579,847
Retail - General Merchandise - 2.93%
BJ's Wholesale Club, Inc.*	46,300	1,504,287
Saks Incorporated*	79,400	1,506,218
Stage Stores, Inc.*	30,300	1,319,111
		4,329,616
Retail - Specialty Stores - 3.48%
AnnTaylor Stores Corporation*	68,200	1,655,896
Handleman Company	38,100	629,031
Regis Corporation	18,700	730,796
Sports Authority, Inc. (The)*	67,200	2,136,960
		5,152,683
Savings and Loans - 3.53%
Flagstar Bancorp, Inc.	78,000	1,476,540
Sterling Financial Corporation*	57,100	2,134,113
Washington Federal, Inc.	68,600	1,612,443
		5,223,096
Security and Commodity Brokers - 1.91%
Affiliated Managers Group, Inc.*	41,300	2,822,029

Timesharing and Software - 1.76%
Digitas Inc.*	67,200	766,416
Hyperion Solutions Corporation*	20,500	824,100
Manhattan Associates, Inc.*	52,700	1,011,576
		2,602,092
Utilities - Electric - 4.35%
CMS Energy Corporation*	97,800	1,472,868
DPL Inc.	26,900	738,405
PNM Resources, Inc.	84,000	2,420,040
Reliant Energy, Inc.*	85,800	1,062,204
Wisconsin Energy Corporation	18,900	737,100
		6,430,617
Utilities - Gas and Pipeline - 1.60%
Energen Corporation	43,800	1,535,190
UGI Corporation	30,000	837,000
		2,372,190
Utilities - Telephone - 1.47%
Dobson Communications Corporation, Class A*	211,500	904,163
US Unwired Inc.*	218,500	1,267,300
		2,171,463

TOTAL COMMON STOCKS - 96.88%		$143,255,312

(Cost: $133,215,980)
SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.03%
USAA Capital Corp.,
3.15%, 7-6-05	$3,000	2,998,687

Food and Related - 1.35%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	2,000	1,997,653

Multiple Industry - 1.35%
Detroit Edison Co.,
3.29%, 7-1-05	2,000	2,000,000

Security and Commodity Brokers - 1.91%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	2,827	2,827,000

TOTAL SHORT-TERM SECURITIES - 6.64%		$9,823,340

(Cost: $9,823,340)

TOTAL INVESTMENT SECURITIES - 103.52%		$153,078,652

(Cost: $143,039,320)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.52%)		(5,209,387)

NET ASSETS - 100.00%		$147,869,265

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SMALL CAP VALUE PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $143,039) (Notes 1 and 3)	$153,079
Cash	1
Receivables:
Portfolio shares sold	96
Dividends and interest	73
Investment securities sold	40
Prepaid and other assets	2

Total assets	153,291

LIABILITIES
Payable for investment securities purchased	5,389
Payable to Portfolio shareholders	7
Accrued accounting services fee (Note 2)	5
Accrued management fee (Note 2)	4
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Other	15

Total liabilities	5,422

Total net assets	$147,869

NET ASSETS
$0.001 par value capital stock:
Capital stock	$9
Additional paid-in capital	116,129
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(13)
Accumulated undistributed net realized gain on investment transactions	21,705
Net unrealized appreciation in value of investments	10,039

Net assets applicable to outstanding units of capital	$147,869

Net asset value, redemption and offering price per share	$16.7558

Capital shares outstanding	8,825
Capital shares authorized	80,000

See Notes to Financial Statements.

Statement of Operations
      SMALL CAP VALUE PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$742
Interest and amortization	84

Total income	826

Expenses (Note 2):
Investment management fee	573
Service fee	169
Accounting services fee	31
Custodian fees	22
Legal fees	12
Audit fees	10
Shareholder servicing	2
Other	19

Total expenses	838

Net investment loss	(12)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	20,672
Unrealized depreciation in value of investments during the period	(19,074)

Net gain on investments	1,598

Net increase in net assets resulting from operations	$1,586

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SMALL CAP VALUE PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended 6-30-05	For the fiscal year ended 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(12)	$(451)
Realized net gain on investments	20,672	10,254
Unrealized appreciation (depreciation)	(19,074)	6,636

Net increase in net assets resulting from operations	1,586	16,439

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(-)
Realized gains on investment transactions	(-)	(6,400)

	(-)	(6,400)

Capital share transactions (2)	14,652	25,692

Total increase	16,238	35,731
NET ASSETS
Beginning of period	131,631	95,900

End of period	$147,869	$131,631

Undistributed net investment loss	$(13)	$(1)

(1)See "Financial Highlights" on page 215.

(2) Shares issued from sale of shares	1,244	2,044
Shares issued from reinvestment of dividend and/or capital gains distribution	-	385
Shares redeemed	(333)	(824)

Increase in outstanding capital shares	911	1,605

Value issued from sale of shares	$20,030	$32,292
Value issued from reinvestment of dividend and/or capital gains distribution	-	6,400
Value redeemed	(5,378)	(13,000)

Increase in outstanding capital	$14,652	$25,692

See Notes to Financial Statements.

Financial Highlights
      SMALL CAP VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$16.6329		$15.2013	$10.2000	$12.7000	$11.6000	$9.1000

Income (loss) from investment operations:
Net investment income (loss)	(0.0014)		(0.0569)	(0.0364)	0.0000	0.0000	0.0000
Net realized and unrealized gain (loss) on investments	0.1243		2.3402	5.0377	(2.5000)	1.8000	2.5000

Total from investment operations	0.1229		2.2833	5.0013	(2.5000)	1.8000	2.5000

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.6000)	(0.0000)
Capital gains	(0.0000)		(0.8517)	(0.0000)	(0.0000)	(0.1000)	(0.0000)

Total distributions	(0.0000)		(0.8517)	(0.0000)	(0.0000)	(0.7000)	(0.0000)

Net asset value, end of period	$16.7558		$16.6329	$15.2013	$10.2000	$12.7000	$11.6000

Total return	0.74%		15.02%	49.48%	-19.98%	15.59%	28.00%
Net assets, end of period (in millions)	$148		$132	$96	$55	$41	$23
Ratio of expenses to average net assets including voluntary expense waiver	1.24	%(1)	1.23%	1.15%	1.10%	1.10%	1.05%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.02	%(1)	-0.43%	-0.34%	-0.43%	-0.16%	0.29%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA	1.19%	1.17%	1.22%	1.58%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	NA		NA	-0.38%	-0.50%	-0.28%	-0.24%
Portfolio turnover rate	107%		32%	51%	39%	23%	122%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2005, W&R Target Value Portfolio had net assets totaling $354,318,191 invested in a diversified portfolio of:

98.07%	Common Stocks
1.71%	Cash and Cash Equivalents
0.22%	Preferred Stock

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2005, your Portfolio owned:
Financial Services Stocks	$28.62
Energy Stocks	$12.79
Technology Stocks	$12.19
Utilities Stocks	$11.03
Health Care Stocks	$5.94
Consumer Nondurables Stocks	$5.91
Consumer Services Stocks	$5.37
Multi-Industry Stocks	$3.89
Raw Materials Stocks	$3.17
Business Equipment and Services Stocks	$2.81
Miscellaneous Stocks	$2.25
Retail Stocks	$2.05
Shelter Stocks	$2.05
Cash and Cash Equivalents	$1.71
Preferred Stock	$0.22

The Investments of Value Portfolio
June 30, 2005		(Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 2.41%
Lockheed Martin Corporation	131,500	$8,530,405

Aluminum - 0.54%
Alcoa Incorporated	72,800	1,902,264

Banks - 10.46%
Bank of America Corporation	255,600	11,657,916
Citigroup Inc.	225,506	10,425,142
MBNA Corporation	49,700	1,300,152
Mellon Financial Corporation	228,400	6,552,796
Wachovia Corporation	56,500	2,802,400
Wells Fargo & Company	70,000	4,310,600
		37,049,006
Beverages - 1.80%
Diageo plc, ADR (A)	59,300	3,516,490
Molson Coors Brewing Company, Class B (A)	46,000	2,852,000
		6,368,490
Broadcasting - 1.52%
Viacom Inc., Class B	168,500	5,395,370

Business Equipment and Services - 2.81%
ARAMARK Corporation, Class B	199,500	5,266,800
Waste Management, Inc.	165,400	4,687,436
		9,954,236
Capital Equipment - 1.19%
Illinois Tool Works Inc.	52,900	4,215,072

Chemicals - Petroleum and Inorganic - 1.63%
Dow Chemical Company (The)	66,900	2,979,057
du Pont (E.I.) de Nemours and Company (A)	65,300	2,808,553
		5,787,610
Chemicals - Specialty - 1.00%
Air Products and Chemicals, Inc.	29,400	1,772,820
Scotts Miracle-Gro Company (The)*	25,100	1,787,371
		3,560,191
Communications Equipment - 1.07%
Cisco Systems, Inc.*	199,000	3,799,905

Computers - Main and Mini - 0.66%
International Business Machines Corporation	31,700	2,352,140

Computers - Peripherals - 6.21%
Amdocs Limited*	119,700	3,163,671
Lexmark International, Inc., Class A (A)*	43,400	2,813,622
Microsoft Corporation	176,800	4,389,060
Oracle Corporation*	434,900	5,742,855
Symantec Corporation (A)*	270,400	5,879,848
		21,989,056
Cosmetics and Toiletries - 0.89%
NBTY, Inc.*	121,100	3,141,334

Electronic Components - 1.84%
Intel Corporation (A)	150,900	3,927,172
Texas Instruments Incorporated	92,400	2,593,668
		6,520,840
Finance Companies - 5.41%
Fannie Mae	126,000	7,358,400
Freddie Mac (A)	181,300	11,826,199
		19,184,599
Food and Related - 1.17%
J.M. Smucker Company (The)	88,400	4,149,496

Furniture and Furnishings - 2.05%
Masco Corporation	229,200	7,279,392

Health Care - Drugs - 0.44%
Pfizer Inc.	56,100	1,547,238

Health Care - General - 2.93%
Da Vita Inc.*	97,700	4,443,396
Renal Care Group, Inc.*	75,500	3,480,550
Wyeth	55,200	2,456,400
		10,380,346
Hospital Supply and Management - 2.57%
PacifiCare Health Systems, Inc.*	127,600	9,117,020

Insurance - Property and Casualty - 5.87%
Allstate Corporation (The)	136,300	8,143,925
Assurant, Inc.	162,000	5,848,200
St. Paul Companies, Inc. (The)	172,101	6,803,153
		20,795,278
Leisure Time Industry - 1.97%
Brunswick Corporation	69,600	3,015,072
Cendant Corporation	176,800	3,955,016
		6,970,088
Motion Pictures - 1.26%
News Corporation Limited, Class A	276,400	4,472,152

Multiple Industry - 3.89%
General Electric Company	398,100	13,794,165

Petroleum - International - 12.79%
Burlington Resources Inc.	35,000	1,933,400
ChevronTexaco Corporation	218,600	12,224,112
ConocoPhillips	98,000	5,634,020
Devon Energy Corporation	133,500	6,765,780
Exxon Mobil Corporation	326,304	18,752,691
		45,310,003
Publishing - 0.62%
Gannett Co., Inc.	30,800	2,190,804

Railroad - 1.06%
Union Pacific Corporation (A)	58,200	3,771,360

Retail - General Merchandise - 2.05%
Dollar General Corporation	71,900	1,463,884
Family Dollar Stores, Inc.	222,500	5,807,250
		7,271,134
Security and Commodity Brokers - 6.88%
Marsh & McLennan Companies, Inc.	130,500	3,614,850
Merrill Lynch & Co., Inc.	31,400	1,727,314
Morgan (J.P.) Chase & Co.	299,088	10,563,788
Morgan Stanley	65,410	3,432,063
Prudential Financial, Inc. (A)	76,600	5,029,556
		24,367,571
Tobacco - 2.05%
Altria Group, Inc.	112,100	7,248,386

Utilities - Electric - 4.54%
Dominion Resources, Inc. (A)	60,200	4,418,078
Exelon Corporation	108,800	5,584,704
PPL Corporation	102,700	6,098,326
		16,101,108
Utilities - Gas and Pipeline - 1.05%
Enbridge Inc.	129,900	3,702,150

Utilities - Telephone - 5.44%
Iowa Telecommunications Services, Inc.	210,300	3,943,125
SBC Communications Inc.	130,100	3,089,875
Sprint Corporation	213,200	5,349,188
Verizon Communications Inc.	108,300	3,741,765
Vodafone Group Plc, ADR (A)	129,700	3,154,304
		19,278,257

TOTAL COMMON STOCKS - 98.07%		$347,496,466

(Cost: $297,479,131)

PREFERRED STOCK - 0.22%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	8	$774,836
(Cost: $800,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.31%
Alcoa Incorporated,
3.4%, 7-1-05	$1,085	1,085,000

Finance Companies - 0.85%
USAA Capital Corp.,
3.15%, 7-6-05	3,000	2,998,687

Multiple Industry - 0.56%
Detroit Edison Co.,
3.29%, 7-1-05	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 1.72%		$6,083,687

(Cost: $6,083,687)

TOTAL INVESTMENT SECURITIES - 100.01%		$354,354,989

(Cost: $304,362,818)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)		(36,798)

NET ASSETS - 100.00%		$354,318,191

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at June 30, 2005. (See Note 5 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Dominion Resources, Inc.	301	July/80	$23,792	$1,505
du Pont (E.I.) de Nemours and Company	327	July/50	16,513	1,635
Prudential Financial, Inc.	134	September/70	17,509	14,740
Union Pacific Corporation	582	September/70	39,262	40,402

			$97,076	$58,282

In addition to the above written call options, the following written put options were outstanding as of June 30, 2005. (See Note 5 to financial statements):
Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Diageo plc, ADR	142	July/55	$8,946	$1,775
Freddie Mac	137	July/50	7,946	343
Intel Corporation	379	July/20	15,159	947
Lexmark International, Inc., Class A	112	July/65	9,143	16,240
Molson Coors Brewing Company, Class B	69	July/55	4,859	518
Symantec Corporation	887	July/17.5	39,026	2,217
Vodafone Group Plc, ADR	322	July/25	17,065	19,320

			$102,144	$41,360

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      VALUE PORTFOLIO
      June 30, 2005
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $304,363) (Notes 1 and 3)	$354,355
Cash	1
Cash denominated in foreign currencies (cost - $1)	1
Receivables:
Portfolio shares sold	687
Dividends and interest	510
Prepaid and other assets	5

Total assets	355,559

LIABILITIES
Payable for investment securities purchased	1,040
Outstanding written options - at value (premium received - $199) (Note 5)	100
Payable to Portfolio shareholders	66
Accrued accounting services fee (Note 2)	10
Accrued management fee (Note 2)	7
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	2
Other	13

Total liabilities	1,241

Total net assets	$354,318

NET ASSETS
$0.001 par value capital stock:
Capital stock	$56
Additional paid-in capital	300,048
Accumulated undistributed income:
Accumulated undistributed net investment income	2,709
Accumulated undistributed net realized gain on investment transactions	1,413
Net unrealized appreciation in value of securities	49,992
Net unrealized appreciation in value of written options	100

Net assets applicable to outstanding units of capital	$354,318

Net asset value, redemption and offering price per share	$6.3207

Capital shares outstanding	56,057
Capital shares authorized	110,000

See Notes to Financial Statements.

Statement of Operations
      VALUE PORTFOLIO
      For the Six Months Ended June 30, 2005
      (In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $135)	$4,400
Interest and amortization	76

Total income	4,476

Expenses (Note 2):
Investment management fee	1,199
Service fee	428
Accounting services fee	50
Audit fees	14
Custodian fees	9
Legal fees	5
Shareholder servicing	5
Other	42

Total expenses	1,752

Net investment income	2,724

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	7,343
Realized net loss on foreign currency transactions	(15)
Realized net gain on written options	428
Realized net loss on purchased options	(156)

Realized net gain on investments	7,600

Unrealized depreciation in value of securities during the period	(5,044)
Unrealized appreciation in value of written options during the period	177

Unrealized depreciation in value of investments during the period	(4,867)

Net gain on investments	2,733

Net increase in net assets resulting from operations	$5,457

See Notes to Financial Statements.

Statement of Changes in Net Assets
      VALUE PORTFOLIO
      (In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-05	For the fiscal year ended 12-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,724	$3,350
Realized net gain on investments	7,600	23,945
Unrealized appreciation (depreciation)	(4,867)	15,208

Net increase in net assets resulting from operations	5,457	42,503

Dividends to shareholders from (Note 1E): (1)
Net investment income	(-)	(3,356)
Realized gains on investment transactions	(-)	(-)

	(-)	(3,356)

Capital share transactions (2)	8,509	31,860

Total increase	13,966	71,007
NET ASSETS
Beginning of period	340,352	269,345

End of period	$354,318	$340,352

Undistributed net investment income	$2,709	$- *

(1)See "Financial Highlights" on page 225.

(2)Shares issued from sale of shares	3,774	8,918
Shares issued from reinvestment of dividend and/or capital gains distribution	-	540
Shares redeemed	(2,414)	(3,920)

Increase in outstanding capital shares	1,360	5,538

Value issued from sale of shares	$23,564	$50,940
Value issued from reinvestment of dividend and/or capital gains distribution	-	3,356
Value redeemed	(15,055)	(22,436)

Increase in outstanding capital	$8,509	$31,860

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights
      VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended December 31,	For the period from 5-1-01(1) through
6-30-05	2004	2003	2002	12-31-01
Net asset value, beginning of period	$6.2226	$5.4790	$4.4016	$5.0815	$5.0000

Income (loss) from investment operations:
Net investment income	0.0486	0.0619	0.0279	0.0348	0.0198
Net realized and unrealized gain (loss) on investments	0.0495	0.7437	1.0774	(0.6799)	0.0815

Total from investment operations	0.0981	0.8056	1.1053	(0.6451)	0.1013

Less distributions from:
Net investment income	(0.0000)	(0.0620)	(0.0279)	(0.0348)	(0.0198)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.0620)	(0.0279)	(0.0348)	(0.0198)

Net asset value, end of period	$6.3207	$6.2226	$5.4790	$4.4016	$5.0815

Total return	1.58%	14.70%	25.11%	-12.70%	2.03%
Net assets, end of period (in millions)	$354	$340	$269	$75	$44
Ratio of expenses to average net assets including voluntary expense waiver	1.02	%(2)	1.03%	1.02%	1.04%	0.84	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.59	%(2)	1.13%	1.06%	0.92%	1.39	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	-	(3)	1.07	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	-	(3)	1.16	%(2)
Portfolio turnover rate	15%	78%	97%	96%	11%

(1)Commencement of operations.
(2)Annualized.
(3)Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Notes to Financial Statements

      June 30, 2005 (Unaudited)

NOTE 1 - Significant Accounting Policies

W&R Target Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is divided into the twenty classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Core Equity Portfolio, the Dividend Income Portfolio, the Global Natural Resources Portfolio, the Growth Portfolio, the High Income Portfolio, the International Growth Portfolio (formerly, International Portfolio), the International Value Portfolio (formerly, International II Portfolio), the Limited-Term Bond Portfolio, the Micro Cap Growth Portfolio, the Mid Cap Growth Portfolio, the Money Market Portfolio, the Mortgage Securities Portfolio, the Real Estate Securities Portfolio, the Science and Technology Portfolio, the Small Cap Growth Portfolio, the Small Cap Value Portfolio and the Value Portfolio. The assets belonging to each Portfolio are held separately by the custodian. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
F. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.
G. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the Contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Fund uses Forward Contracts to attempt to reduce the overall risk of its investments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:

Portfolio	Net Asset Breakpoints	Annual Rate

Asset Strategy Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Bond Portfolio	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Core Equity Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Dividend Income Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Global Natural Resources Portfolio	Up to $500 Million	1.000%
	Over $500 Million up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

High Income Portfolio	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%

International Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

International Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Limited-Term Bond Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Micro Cap Growth Portfolio	Up to $1 Billion	0.950%
	Over $1 Billion up to $2 Billion	0.930%
	Over $2 Billion up to $3 Billion	0.900%
	Over $3 Billion	0.860%

Mid Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Money Market Portfolio	All Net Assets	0.400%

Mortgage Securities Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Real Estate Securities Portfolio	Up to $1 Billion	0.900%
	Over $1 Billion up to $2 Billion	0.870%
	Over $2 Billion up to $3 Billion	0.840%
	Over $3 Billion	0.800%

Science and Technology Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

WRIMCO has agreed to waive a Portfolio's investment management fee on any Portfolio that is not sub-advised on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. During the period ended June 30, 2005, WRIMCO voluntarily waived investment management fees as shown in the following table (in thousands):

Dividend Income Portfolio	$55
Mid Cap Growth Portfolio	3

Advantus Capital Management, Inc. serves as subadvisor to Mortgage Securities Portfolio and Real Estate Securities Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.30% and 0.55% of the respective Portfolio's average net assets.

Makenzie Financial Corporation (MFC) serves as subadvisor to Global Natural Resources Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table:

Net Asset Breakpoints	Annual Rate

Up to $500 Million	0.500%
Over $500 Million and up to $1 Billion	0.425%
Over $1 Billion and up to $2 Billion	0.415%
Over $2 Billion and up to $3 Billion	0.400%
Over $3 Billion	0.380%

State Street Research & Management Company (SSRM) served as subadvisor to Small Cap Value Portfolio pursuant to an agreement with WRIMCO and received a fee that was equal to, on an annual basis, 0.50% of the Portfolio's average net assets. Effective January 31, 2005, the Portfolio's subadvisor changed from SSRM to BlackRock Financial Management, Inc. (BlackRock) as a result of BlackRock's acquisition of SSRM from MetLife, Inc. The shareholders approved BlackRock as the Portfolio's subadvisor at a shareholder meeting held on January 20, 2005. BlackRock receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

Templeton Investment Counsel, LLC serves as subadvisor to International Value Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table:

Net Asset Breakpoints	Annual Rate

On the first $100 Million	0.50%
On the next $100 Million	0.35%
On the next $250 Million	0.30%
On all assets exceeding $450 Million	0.25%

Wall Street Associates serves as subadvisor to Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

Each Portfolio also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors' regular compensation of $129,545, which are included in other expenses. The Fund pays Frederick Vogel III additional compensation for his service as lead independent director. For the six months ended June 30, 2005, that amount was $3,635.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

The Fund has a Transfer Agency Agreement with WRSCO. For transfer agency services provided under the agreement, the Fund reimburses WRSCO for certain out-of-pocket costs.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six months ended June 30, 2005 are summarized as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$113,696,372	$109,167,659	$17,687,001
Purchases of U.S. government obligations	3,612,699	3,182,000	18,715,631
Purchases of short-term securities	596,971,016	1,086,711,673	552,899,497
Purchases of options	47,917	-	-
Purchases of bullion	170,420	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	96,104,876	142,648,467	22,474,370
Proceeds from maturities and sales of U.S. government obligations	1,959,900	6,591,469	18,318,183
Proceeds from maturities and sales of short-term securities	593,311,166	1,073,013,749	547,940,000
Proceeds from bullion	-	-	-
Proceeds from options	395,570	-	-

	Core Equity Portfolio	Dividend Income Portfolio	Global Natural Resources Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$208,821,259	$13,918,326	$4,997,970
Purchases of U.S. government obligations	-	-	-
Purchases of short-term securities	1,281,799,798	238,178,395	25,867,000
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	238,698,585	3,055,925	236,747
Proceeds from maturities and sales of U.S. government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	1,292,152,580	238,922,824	24,607,000

	Growth Portfolio	High Income Portfolio	International Growth Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$342,793,809	$44,008,648	$66,642,580
Purchases of U.S. government obligations	-	-	-
Purchases of short-term securities	1,199,260,831	849,159,681	715,702,255
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	397,140,869	42,413,170	73,696,443
Proceeds from maturities and sales of U.S. government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	1,208,205,743	841,311,000	711,200,044

	International Value Portfolio	Limited-Term Bond Portfolio	Micro Cap Growth Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$61,246,072	$6,627,353	$9,753,524
Purchases of U.S. government obligations	-	9,005,767	-
Purchases of short-term securities	1,042,025,677	263,541,056	111,410,472
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	47,581,811	5,142,607	11,935,559
Proceeds from maturities and sales of U.S. government obligations	-	4,586,576	-
Proceeds from maturities and sales of short-term securities	1,039,184,965	268,758,150	109,789,965

	Mid Cap Growth Portfolio	Mortgage Securities Portfolio	Real Estate Securities Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$2,866,232	$4,491,830	$14,304,272
Purchases of U.S. government obligations	-	25,075,832	-
Purchases of short-term securities	16,185,000	285,022,196	90,961,201
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	6,128	747,555	3,394,078
Proceeds from maturities and sales of U.S. government obligations	-	22,791,796	-
Proceeds from maturities and sales of short-term securities	15,734,000	284,079,000	91,146,000

	Science and Technology Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$156,374,139	$195,984,943	$155,965,288
Purchases of U.S. government obligations	-	-	-
Purchases of short-term securities	535,093,923	1,249,226,718	448,393,229
Purchases of options	36,314	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	156,563,460	197,510,690	139,700,410
Proceeds from maturities and sales of U.S. government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	543,578,277	1,268,343,917	444,011,911
Proceeds from options	-	-	-

Value Portfolio

Purchases of investment securities, excluding short-term and U.S. government obligations	$64,503,715
Purchases of U.S. government obligations	-
Purchases of short-term securities	432,972,745
Purchases of options	549,550
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	51,419,373
Proceeds from maturities and sales of U.S. government obligations	-
Proceeds from maturities and sales of short-term securities	437,099,143
Proceeds from options	393,189

For Federal income tax purposes, cost of investments owned at June 30, 2005 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Asset Strategy Portfolio	$274,671,135	$48,848,742	$3,232,342	$45,616,400
Balanced Portfolio	531,962,275	79,789,449	11,250,773	68,538,676
Bond Portfolio	211,090,702	6,128,367	1,650,157	4,478,210
Core Equity Portfolio	559,473,536	161,241,110	5,406,481	155,834,629
Dividend Income Portfolio	28,063,073	2,381,833	459,413	1,922,420
Global Natural Resources Portfolio	6,024,630	141,693	48,387	93,306
Growth Portfolio	977,451,968	233,269,123	12,191,024	221,078,099
High Income Portfolio	189,306,941	7,483,467	6,270,729	1,212,738
International Growth Portfolio	153,993,657	27,550,298	2,754,908	24,795,390
International Value Portfolio	344,222,338	79,760,735	7,702,377	72,058,358
Limited-Term Bond Portfolio	77,925,897	302,857	420,560	(117,703)
Micro Cap Growth Portfolio	34,717,290	10,677,600	3,147,493	7,530,107
Mid Cap Growth Portfolio	3,312,026	198,724	21,897	176,827
Money Market Portfolio	52,538,239	-	-	-
Mortgage Securities Portfolio	29,176,867	164,037	59,769	104,268
Real Estate Securities Portfolio	27,915,600	3,799,199	13,209	3,785,990
Science and Technology Portfolio	266,718,313	66,013,339	3,936,469	62,076,870
Small Cap Growth Portfolio	473,463,680	137,160,727	9,061,569	128,099,158
Small Cap Value Portfolio	143,078,988	12,631,321	2,631,657	9,999,664
Value Portfolio	304,712,542	56,604,489	6,962,042	49,642,447

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2004 and the related Capital Loss Carryover and Post-October activity were as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Net ordinary income	$5,248,181	$8,835,010	$9,288,731
Distributed ordinary income	4,561,928	8,830,472	9,286,361
Undistributed ordinary income	686,252	9,611	28,466

Realized long-term capital gains	1,009,698	-	2,415,827
Distributed long-term capital gains	900,082	-	2,436,379
Undistributed long-term capital gains	109,616	-	25,525

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	1,057

	Core Equity Portfolio	Dividend Income Portfolio	Growth Portfolio

Net ordinary income	$4,455,494	$104,019	$3,418,498
Distributed ordinary income	4,447,648	104,007	3,382,896
Undistributed ordinary income	27,800	12	35,601

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	12,421	-

Post-October losses deferred	-	-	-

	High Income Portfolio	International Growth Portfolio	International Value Portfolio

Net ordinary income	$12,356,322	$1,939,838	$5,676,490
Distributed ordinary income	12,355,110	1,138,240	3,800,037
Undistributed ordinary income	34,545	1,057,584	2,334,819

Realized long-term capital gains	-	-	3,770,712
Distributed long-term capital gains	-	-	3,000,007
Undistributed long-term capital gains	-	-	770,705

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

	Limited- Term Bond Portfolio	Micro Cap Growth Portfolio	Money Market Portfolio

Net ordinary income	$2,158,287	$-	$388,244
Distributed ordinary income	2,159,009	-	387,755
Undistributed ordinary income	1,518	-	2,913

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	73,128	-	-

Post-October losses deferred	8,743	580,010	-

	Mortgage Securities Portfolio	Real Estate Securities Portfolio	Science and Technology Portfolio

Net ordinary income	$672,808	$344,269	$-
Distributed ordinary income	672,808	331,195	-
Undistributed ordinary income	-	13,074	-

Realized long-term capital gains	-	72,557	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	72,557	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

	Small Cap Growth Portfolio	Small Cap Value Portfolio	Value Portfolio

Net ordinary income	$-	$506,974	$3,358,429
Distributed ordinary income	-	-	3,356,145
Undistributed ordinary income	-	506,974	3,647

Realized long-term capital gains	-	7,589,485	2,517,384
Distributed long-term capital gains	-	6,400,012	-
Undistributed long-term capital gains	-	1,189,473	2,517,384

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio	Core Equity Portfolio

December 31, 2008	$-	$63,195,533	$-	$112,139
December 31, 2009	-	20,192,432	-	47,771,158
December 31, 2010	-	4,253,866	-	120,325,174
December 31, 2011	-	-	-	6,217,841

Total carryover	$-	$87,641,831	$-	$174,426,312

	Dividend Income Portfolio	Growth Portfolio	High Income Portfolio	International Growth Portfolio

December 31, 2008	$-	$116,510,259	$12,908,559	$-
December 31, 2009	-	91,121,060	9,637,801	26,069,621
December 31, 2010	-	88,955,941	13,911,720	33,377,007
December 31, 2011	-	5,483,923	-	10,822,424
December 31, 2012	12,421	-	-	-

Total carryover	$12,421	$302,071,183	$36,458,080	$70,269,052

	International Value Portfolio	Limited-Term Bond Portfolio	Micro Cap Growth Portfolio	Mortgage Securities Portfolio

December 31, 2009	$-	$-	$8,743,847	$-
December 31, 2010	-	247,280	8,788,671	-
December 31, 2012	-	73,128	-	-

Total carryover	$-	$320,408	$17,532,518	$-

	Real Estate Securities Portfolio	Science and Technology Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio

December 31, 2008	$-	$-	$19,374,578	$-
December 31, 2009	-	21,197,207	29,874,592	-
December 31, 2010	-	28,805,115	26,461,513	-
December 31, 2011	-	9,199,437	32,025,096	-

Total carryover	$-	$59,201,759	$107,735,779	$-

Value Portfolio

December 31, 2009	$8,369,509

Advantus Asset Allocation Portfolio was merged into Target Balanced Portfolio as of September 22, 2003. At the time of the merger, Target Balanced Portfolio had capital loss carryovers available to offset future gains of the Advantus Asset Allocation Portfolio. These carryovers amount to $4,253,866 as of December 31, 2004 and will expire if not utilized by December 31, 2010.

Advantus Core Equity Portfolio was merged into Target Core Equity Portfolio as of September 22, 2003. At the time of the merger, Advantus Core Equity Portfolio had capital loss carryovers available to offset future gains of the Target Core Equity Portfolio. These carryovers are limited to $987,765 for the period ending December 31, 2005 and $987,765 for each period ending from December 31, 2006 through 2010 plus any unused limitations from prior years.

Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio were merged into Target Growth Portfolio as of September 22, 2003. At the time of the merger, Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio had capital loss carryovers available to offset future gains of the Target Growth Portfolio. These carryovers are limited to $21,734,628 and $17,485,994, respectively, for the period ending December 31, 2005 and $10,461,247 and $7,747,159, respectively, for each period ending from December 31, 2006 through 2009 and $2,114,422 and $7,747,159, respectively, for the period ending December 31, 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Advantus Small Company Growth Portfolio was merged into Target Small Cap Growth Portfolio as of September 22, 2003. At the time of the merger, Advantus Small Company Growth Portfolio had capital loss carryovers available to offset future gains of the Target Small Cap Growth Portfolio. These carryovers are limited to $21,224,897 for the period ending December 31, 2005 and $7,647,902 for each period ending from December 31, 2006 through 2010.

Advantus Value Stock Portfolio was merged into Target Value Portfolio as of September 22, 2003. At the time of the merger, Target Value Portfolio had capital loss carryovers available to offset future gains of the Advantus Value Stock Portfolio. These carryovers amount to $8,369,509 as of December 31, 2004 and will expire if not utilized by December 31, 2009.

NOTE 5 - Options

Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. For the Portfolio, when a written put option is exercised, the cost basis of the securities purchased by the Portfolio is reduced by the amount of the premium received.

For Asset Strategy Portfolio, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2004	450	$48,138
Options written	3,560	304,180
Options terminated in closing purchase transactions	(3,256)	(280,512)
Options exercised	(574)	(58,306)
Options expired	(180)	(13,500)

Outstanding at June 30, 2005	-	$-

For Value Portfolio, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2004	2,017	$140,280
Options written	7,060	475,481
Options terminated in closing purchase transactions	(1,495)	(70,504)
Options exercised	(1,502)	(118,380)
Options expired	(4,736)	(329,801)

Outstanding at June 30, 2005	1,344	$97,076

For Value Portfolio, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2004	502	$17,570
Options written	5,509	307,209
Options terminated in closing purchase transactions	(110)	(4,290)
Options exercised	(537)	(60,059)
Options expired	(3,316)	(158,286)

Outstanding at June 30, 2005	2,048	$102,144

NOTE 6 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Portfolio as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Portfolio uses futures to attempt to reduce the overall risk of its investments.

NOTE 7 - Credit Default Swaps

A Fund may enter into credit default swaps to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) protect against any increase in the price of securities a Fund anticipates purchasing at a later date; or 3) attempt to enhance yield. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a `guarantor' by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

The creditworthiness of firms with which a Fund enters into credit default swaps are monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses may be realized upon termination of the swap agreement. At June 30, 2005, Asset Strategy Portfolio owned the following swap agreements:

Contract Description	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

During the life of the contract pay Merrill Lynch International a fixed rate of 2.1% of the notional amount. Upon each credit event of one of the issues of the Dow Jones CDX Emerging Markets Series 3 receive par value of the proportional notional amount from Merrill Lynch International. (Dow Jones CDX Emerging Markets Series 3 is a tradable index of credit default swaps on debt composed of sovereign issuers (each an issuer) from the following regions: Latin America; Eastern Europe, the Middle East and Africa; Asia.)	6-20-10	$2,900,000	$(29,411)

During the life of the contract pay Merrill Lynch International a fixed rate of 3.6% of the notional amount. Upon each credit event of one of the issues of the Dow Jones CDX North America High Yield Series 4 receive par value of the proportional notional amount from Merrill Lynch International. (Dow Jones CDX North America High Yield Series 4 is a tradable index of credit default swaps on non-investment grade debt of companies domiciled in North America.)	6-20-10	2,871,000	30,576

			$1,165

NOTE 8 - Name Changes

On December 1, 2004, International Portfolio and International II Portfolio changed their names to International Growth Portfolio and International Value Portfolio, respectively.

NOTE 9 - Other Tax Information

Internal Revenue Code regulations permit each qualifying Portfolio to elect to pass through a foreign tax credit to shareholders with respect to foreign taxes paid by the Portfolio. At December 31, 2004, International Growth Portfolio and International Value Portfolio elected to pass through $311,458 and $1,128,730, respectively, of creditable foreign taxes to their shareholders.

Shareholder Meeting Results

On January 20, 2005, a special shareholder meeting (the Meeting) for W&R Target Small Cap Value Portfolio, a series of W&R Target Funds, Inc., was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The Meeting was held for the following purpose (and with the following results):

Proposal 1: To approve a subadvisory agreement between Waddell & Reed Investment Management Company and BlackRock Financial Management, Inc. with respect to W&R Target Small Cap Value Portfolio.

For	Against	Abstain

6,829,230.012	110,582.412	351,853.979

Consideration of Investment Management Subadvisory Agreement for Small Cap Value Portfolio

In late 2004, MetLife, Inc. (MetLife), the parent company of State Street Research & Management Company (State Street), Small Cap Value Portfolio's then-current investment subadvisor, had entered into an agreement to sell SSRM Holding, Inc., and its subsidiary, State Street, to BlackRock, Inc. The sale was completed in January 2005, and resulted in the automatic termination of the investment subadvisory agreement with State Street for the Small Cap Value Portfolio. In preparation of this pending transaction and subsequent termination of the subadvisory agreement for Small Cap Value Portfolio, Waddell & Reed Investment Management Company (WRIMCO) proposed a new subadvisory agreement with BlackRock Financial Management, Inc. (BlackRock), an indirect wholly-owned subsidiary of BlackRock, Inc. At a meeting held on November 10, 2004, the Board of Directors, including the Directors who are not "interested persons" of W&R Target Funds, Inc. (Disinterested Directors), voted unanimously to approve an investment subadvisory agreement between WRIMCO, the investment advisor for Small Cap Value Portfolio (Portfolio), and BlackRock (Proposed Agreement) and to recommend that shareholders of the Portfolio vote to approve the Proposed Agreement.

In connection with that approval and recommendation, the Directors met with representatives of BlackRock who provided the Directors with extensive information on BlackRock and its plans on how it proposes to manage the Portfolio. As part of their deliberations, the Directors first considered the general reputation, financial resources and business activities of BlackRock and its parent organization. They further considered the scope and quality of the services that BlackRock proposes to provide the Portfolio, including the fee rate for providing those services. BlackRock advised the Directors that it does not offer lower fees than the fees proposed under the Proposed Agreement for any other small cap value client. After considering information provided to them by BlackRock on those issues, the Directors concluded that BlackRock and its parent organization (including BlackRock's parent after completion of the merger with State Street), had sufficient resources and expertise to capably manage the Portfolio. The Directors also concluded that BlackRock's proposed fee was reasonable, particularly because the proposed fee is identical to the fee that the Portfolio currently pays State Street.

The Directors discussed with BlackRock how BlackRock would manage the Portfolio on a day-to-day basis. BlackRock provided extensive information to the Directors on its investment philosophy, selection process and investment process. BlackRock further described to the Directors the risk profile and portfolio characteristics of accounts currently under BlackRock's management that have substantially the same investment objectives and restrictions as the Portfolio. BlackRock also described what they believed would be the total amount of assets that BlackRock could capably manage in the small capitalization value asset class, which would include the Portfolio's assets as well as the assets in another fund for which it is proposed that BlackRock would serve as subadvisor and which is managed by Ivy Investment Management Company. BlackRock noted that they likely would recommend to the Directors that the Portfolio close to new investors once the aggregated assets in both of the funds proposed to be subadvised by BlackRock reached approximately $400 million. BlackRock noted that they believe that permitting assets in excess of that amount to be invested in the Portfolio could be harmful to existing shareholders. As of November 30, 2004, the Portfolio's assets were approximately $127 million. As of November 30, 2004, the aggregated assets of both funds proposed to be managed by BlackRock were approximately $221 million.

With respect to the nature and quality of the services to be provided, the Directors considered the performance of a small cap value equity composite comprised of all fully discretionary total return accounts managed by BlackRock, which generally invest in companies with market capitalization between the largest and smallest member of the Russell 2000 Index. The Directors considered that the composite outperformed the Russell 2000 Index for the last one- and two-year periods ended September 30, 2004 and since the inception date of the composite on January 1, 2002 through the period ended September 30, 2004.

In addition, the Directors considered information provided by BlackRock regarding its use of brokers or dealers in Portfolio transactions that would provide research and other services to BlackRock, and the benefits that would be derived by the Portfolio and by other clients of BlackRock from such services. The Directors considered the extent of the services to be provided by BlackRock, described in the Proposed Agreement, including that BlackRock would be responsible for formulating and implementing a continuous investment program for the Portfolio consistent with the Portfolio's investment objective and policies.

Although WRIMCO discussed in general with the Directors how economies of scale could be achieved as the Portfolio's assets grow, the Directors did not expressly consider whether economies of scale would be realized with respect to the Proposed Agreement because the subadvisory fee is at a fixed rate that WRIMCO is required to pay to BlackRock. The Board understood that, because the proposed subadvisory fee is based upon a fixed percentage of the Portfolio's average daily value of the net assets, the subadvisory fee will increase proportionately to the increase in Portfolio assets.

The Directors did not take into account the projected profits of BlackRock for managing the Portfolio, because the proposed relationship had not yet commenced and it would be difficult to project those profits. However, the Directors noted that, should shareholders approve the relationship, this issue would be closely monitored in the future. Likewise, the Directors did not consider comparisons of the proposed services with those of other contracts, except to the extent that the proposed arrangement with BlackRock would be virtually identical to the current relationship with State Street.

The Directors also considered the terms of the current advisory agreement between the Corporation and the WRIMCO, with respect to the Portfolio, including the services that WRIMCO provides and the rate of advisory fee payable to WRIMCO. They also considered that: (a) WRIMCO was responsible for the selection, subject to Board and shareholder approval, of any subadvisor to the Portfolio, as well as monitoring its performance; (b) WRIMCO would be responsible for BlackRock's compliance with the Portfolio's investment objective and policies and restrictions as well as compliance with the federal securities laws; and (c) WRIMCO was responsible for the overall success or failure of the Portfolio.

In addition, the Disinterested Directors received advice from independent legal counsel and met separately from the full Board with their counsel. Based on the Directors' deliberations and their evaluation of the information described above, the Board of Directors, including all of the Disinterested Directors, unanimously approved the Proposed Agreement and concluded that the fees under the Proposed Agreement are fair and reasonable in light of such services and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment and that approval of the Proposed Agreement is in the best interests of the Portfolio. In addition, the Directors noted that BlackRock's proposed fee is identical to the fee that the Portfolio currently pays State Street and is the same fee paid by a similar fund managed by Ivy Investment Management Company.

After carefully considering the information described above, the Board of Directors, including the Disinterested Directors, unanimously voted to approve the Proposed Agreement for the Portfolio and to recommend that the Portfolio's shareholders vote to approve the Proposed Agreement. The shareholders of the Portfolio voted in favor of the Proposed Agreement and it was executed as of January 31, 2005, in conjunction with the sale of State Street to BlackRock.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures W&R Target Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL or (ii) on the SEC's website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 on Form N-PX is available through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

THE W&R TARGET FUNDS FAMILY

Global/International Funds

International Growth Portfolio
International Value Portfolio

Domestic Equity Funds

Core Equity Portfolio
Dividend Income Portfolio
Growth Portfolio
Micro Cap Growth Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

Fixed Income Funds

Bond Portfolio
High Income Portfolio
Limited-Term Bond Portfolio
Mortgage Securities Portfolio

Money Market Funds

Money Market Portfolio

Specialty Funds

Science and Technology Portfolio
Real Estate Securities Portfolio
Asset Strategy Portfolio
Balanced Portfolio

FOR MORE INFORMATION:
Contact your financial advisor, or your local office as listed on your Account Statement, or contact:

United Investors Life		Securian Financial Services, Inc.
Variable Products Division	or	400 Robert Street North
P.O. Box 156		St. Paul, MN 55101-2098
Birmingham, AL 35201-0156		1.888.237.1838
205.325. 4300		or
or		Call 1.888.WADDELL
Nationwide Financial, Inc.
P.O. Box 182449
One Nationwide Plaza
Columbus, OH 43218-2449
1.888.867.5175

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of W&R Target Funds, Inc. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the W&R Target Funds, Inc. current prospectus as well as the variable product prospectus.

NUR1016SA (6-05)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date September 7, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 7, 2005